UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

BlackRock Commodity Strategies Fund

BlackRock Total Factor Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Consolidated Schedule of Investments October 31, 2017 (unaudited)	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commodity-Linked Notes — 12.7%
Bank of America Corp., 3-month LIBOR (Indexed to the Bloomberg Commodity Roll Select Total Return Index, multiplied by 3), 1/19/18(a)(b)	$7,000	$7,236,069
Canadian Imperial Bank of Commerce, 3-month LIBOR (Indexed to Bloomberg Commodity Total Return Index, multiplied by 3), 3/12/18(a)(b)(c)	6,000	5,327,400
JPMorgan Chase Bank, N.A., 3-month LIBOR (Indexed to the Performance of the J.P. Morgan Enhanced Beta Select Alternative Benchmark Total Return Index, multiplied by 3), 1/19/18(a)(b)(c)	7,000	7,714,980
UBS AG, 3-month LIBOR (Indexed to the Bloomberg Commodity Total Return Index, multiplied by 3), 3/12/18(a)(b)(c)	6,000	5,342,836

Total Commodity-Linked Notes — 12.7% (Cost: $26,000,000)		25,621,285

	Shares
Common Stocks — 49.6%

Chemicals — 6.0%
Agrium, Inc.	21,233	2,311,584
Albemarle Corp.	2,175	306,436
American Vanguard Corp.	26,647	599,557
CF Industries Holdings, Inc.	36,067	1,369,825
FMC Corp.	3,512	326,124
Highfield Resources Ltd.(d)(e)	294,424	236,605
Monsanto Co.	17,610	2,132,571
Mosaic Co.	32,618	728,686
Nufarm Ltd.	102,196	711,373
Nufarm Ltd.(d)	22,710	157,821
Plant Impact PLC(d)	486,187	154,974
Potash Corp. of Saskatchewan, Inc.	75,432	1,468,661
Yara International ASA	32,726	1,554,246

		12,058,463
Construction Materials — 0.1%
Imerys SA	3,012	274,260

Energy Equipment & Services — 1.6%
Baker Hughes a GE Co.	19,246	604,902
Halliburton Co.	26,905	1,149,920
Patterson-UTI Energy, Inc.	16,985	335,963
Precision Drilling Corp.(d)	65,853	197,544
Schlumberger Ltd.	13,192	844,288
U.S. Silica Holdings, Inc.	4,670	142,482

		3,275,099
Food & Staples Retailing — 0.2%
Andersons, Inc.	11,931	446,816

Food Products — 6.5%
Archer-Daniels-Midland Co.	31,948	1,305,715
BRF SA — ADR(d)	72,128	971,564
Bunge Ltd.	16,577	1,140,166
Clean Seas Seafood Ltd.(d)	4,150,983	200,053
Elders Ltd.	81,137	314,782
Glanbia PLC	69,223	1,337,724
Hormel Foods Corp.	17,062	531,652
Marfrig Global Foods SA(d)	145,006	282,361
Minerva SA	112,481	394,043
Origin Enterprises PLC	50,365	398,940
PureCircle Ltd.(d)(e)	43,348	291,316
SunOpta, Inc.(d)	87,953	822,361
Tegel Group Holdings Ltd.(e)	418,763	398,173

Security	Shares	Value

Food Products (continued)
Tyson Foods, Inc., Class A	42,299	$3,084,020
Wilmar International Ltd.	662,100	1,647,604

		13,120,474
Machinery — 2.5%
AGCO Corp.	11,575	793,698
Deere & Co.	22,243	2,955,650
Kubota Corp.	64,900	1,221,125

		4,970,473
Metals & Mining — 17.3%
Acacia Mining PLC	33,183	79,461
Agnico Eagle Mines Ltd.	18,400	821,518
Alamos Gold, Inc., Class A	75,015	475,058
Altura Mining Ltd. Placing(b)(d)	1,206,000	327,670
AngloGold Ashanti Ltd. — ADR	34,077	316,916
Arizona Mining, Inc.(d)	108,582	272,696
B2Gold Corp.(d)	120,458	306,257
Bacanora Minerals Ltd.(d)	55,542	60,490
Barrick Gold Corp.	42,585	615,353
Beadell Resources Ltd.(d)(e)	550,716	75,332
Belo Sun Mining Corp.(d)(e)	234,693	96,417
BHP Billiton PLC	133,207	2,411,789
Boliden AB	24,959	873,359
Cautivo Mining, Inc.(d)(e)	3,319	1,389
Centamin PLC	184,465	341,398
Centerra Gold, Inc.(d)	81,836	555,680
Dalradian Resources, Inc.(d)	199,254	188,427
Eldorado Gold Corp.	198,258	248,956
Endeavour Mining Corp.(d)	25,316	449,962
ERO Copper Corp.(d)	23,903	94,863
Evolution Mining Ltd.	130,072	233,662
First Quantum Minerals Ltd.	78,505	878,092
Franco-Nevada Corp.	11,146	885,736
Fresnillo PLC	30,501	527,490
Galaxy Resources Ltd. (d)	73,394	194,236
Glencore PLC(d)	595,279	2,871,139
Gold Standard Ventures Corp.(d)	38,062	49,270
Goldcorp, Inc.	17,305	226,021
Iluka Resources Ltd.	49,849	359,209
Ivanhoe Mines Ltd., Class A(d)	72,512	262,484
KAZ Minerals PLC(d)	21,867	236,107
Kinross Gold Corp.(d)	220,372	871,171
Lundin Mining Corp.	102,525	781,991
MAG Silver Corp.(d)	26,230	279,562
Major Drilling Group International, Inc.(d)	40,050	214,515
Nemaska Lithium, Inc.(d)	95,833	137,424
Neo Lithium Corp.(d)	162,874	256,286
Nevsun Resources Ltd.	72,986	171,985
Newcrest Mining Ltd.	82,897	1,417,342
Newmont Mining Corp.	37,663	1,361,894
Northern Star Resources Ltd.	163,473	650,094
Nyrstar NV(d)	12,635	100,874
Oceanagold Corp.	182,204	488,664
Osisko Gold Royalties Ltd.	14,357	180,728
OZ Minerals Ltd.	50,889	314,244
Petra Diamonds Ltd.(d)	253,890	259,646
Polyus PJSC — GDR, Registered Shares	1,957	80,335
Pretium Resources, Inc.(d)	58,149	654,464
Randgold Resources Ltd. — ADR	18,394	1,807,578
Rio Tinto PLC	58,772	2,777,591
Sierra Metals, Inc.(d)(e)	165,941	403,887
Sociedad Minera Cerro Verde SAA(d)	22,011	616,308
South32 Ltd.	412,803	1,078,266
Teck Resources Ltd., Class B	60,081	1,227,607
Titan Mining Corp.	178,100	190,511
TMAC Resources, Inc.(d)	20,961	131,118
Torex Gold Resources, Inc.(d)	21,452	295,815
Trevali Mining Corp.(d)	471,018	500,190
Vale SA — ADR(d)	193,206	1,891,487

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	1

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Metals & Mining (continued)
Volcan Cia Minera SAA, Class B	195,640	$96,300
Wheaton Precious Metals Corp.	27,490	570,427

		35,144,741
Oil, Gas & Consumable Fuels — 15.4%
Anadarko Petroleum Corp.	18,833	929,785
Andeavor	6,070	644,877
BP PLC	396,353	2,688,317
Cabot Oil & Gas Corp.	22,506	623,416
Cairn Energy PLC(d)	129,647	364,071
Canadian Natural Resources Ltd.	31,669	1,105,138
Chevron Corp.	25,531	2,958,788
Cimarex Energy Co.	8,566	1,001,622
Concho Resources, Inc.(d)	2,447	328,412
ConocoPhillips	34,664	1,773,064
Devon Energy Corp.	25,608	944,935
Enbridge, Inc.	14,567	559,826
EnCana Corp.	80,602	942,783
EOG Resources, Inc.	14,844	1,482,470
EQT Corp.	9,879	617,833
Exxon Mobil Corp.	40,379	3,365,590
Green Plains, Inc.	29,510	542,984
Hess Corp.	3,413	150,718
Kosmos Energy Ltd.(d)	45,042	345,923
Marathon Oil Corp.	47,839	680,271
Metro Mining Ltd.(d)	407,452	67,046
Nexgen Energy Ltd.(d)(e)	30,693	57,575
Noble Energy, Inc.	21,717	605,253
Oil Search Ltd.	79,383	449,974
Oklo Resources Ltd.(d)	150,531	30,530
Phillips 66	3,818	347,743
Pioneer Natural Resources Co.	7,405	1,108,306
Royal Dutch Shell PLC, A Shares	140,250	4,415,023
TransCanada Corp.	24,199	1,148,895
Valero Energy Corp.	11,535	909,996

		31,191,164
Paper & Forest Products — 0.0%
Quintis Ltd.(b)(e)	845,494	58,239

Total Common Stocks — 49.6% (Cost: $82,727,450)		100,539,729

Investment Companies — 10.5%
ELEMENTSSM Linked to the Rogers International Commodity Index — Total Return(d)(f)	423,600	2,202,720
ETFS All Commodities DJ-UBSCISM(d)(f)	166,100	1,445,734
iPath Bloomberg Commodity Index Total Return ETN(d)(f)	363,000	8,661,180
PowerShares DB Commodity Index Tracking Fund(d)(f)	560,562	8,974,598

Total Investment Companies — 10.5% (Cost: $20,138,309)		21,284,232

Rights — 0.0%

Chemicals — 0.0%
Nufarm Ltd.(d)	22,710	29,548

Food Products — 0.0%
Clean Seas Seafood Ltd.(d)	415,098	635

Total Rights — 0.0% (Cost: $0)		30,183

Security	Shares	Value
Warrants — 0.0%

Chemicals — 0.0%
Neo Lithium Corp. (Issued/exercisable 2/23/17, 1 Share for 1 Warrant, Expires 8/22/18, Strike Price CAD 1.40)(b)	81,437	$39,768

Metals & Mining — 0.0%
Nemaska Lithium, Inc. (Issued/exercisable 7/08/16, 1 Share for 1 Warrant, Expires 7/08/19, Strike Price CAD 1.50)	13,155	5,506

Total Warrants — 0.0% (Cost: $47,917)		45,274

Total Long-Term Investments — 72.8% (Cost: $128,913,676)		147,520,703

Short-Term Securities — 27.1%

Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.93%(g)(j)	1,803,062	1,803,062
SL Liquidity Series LLC, Money Market Series, 1.31%(g)(h)(j)	1,197,024	1,197,143

Total Money Market Funds — 1.5% (Cost: $3,000,188)		3,000,205

	Par (000)
U.S. Treasury Obligations — 25.6%
U.S. Treasury Bills (i): 1.06%, 12/07/17	$9,000	8,991,135
1.07%, 12/21/17	8,000	7,989,278
1.08%, 1/04/18	9,000	8,983,340
1.12%, 1/25/18	8,000	7,979,411
1.10%, 2/22/18	9,000	8,968,325
1.15%, 3/15/18	9,000	8,960,228

Total U.S. Treasury Obligations — 25.6% (Cost: $51,871,455)		51,871,717

Total Short-Term Securities — 27.1% (Cost: $54,871,643)		54,871,922

Total Investments — 99.9% (Cost: $183,785,319)		202,392,625
Other Assets Less Liabilities — 0.1%		134,702

Net Assets — 100.0%		$202,527,327

2	CONSOLIDATED SCHEDULES OF INVESTMENTS

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Notes to Consolidated Schedule of Investments

(a)	Floating rate security. Rate shown is the rate in effect as of period end.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Non-income producing security.
(e)	Security, or a portion of the security, is on loan.
(f)	All or a portion of the security is held by a wholly-owned subsidiary.
(g)	Annualized 7-day yield as of period end.
(h)	Security was purchased with the cash collateral from loaned securities.
(i)	Rates are discount rates or a range of discount rates at the time of purchase.
(j)	During the period ended October 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/31/17	Net Activity	Shares Held at 10/31/17	Value at 10/31/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,122,982	680,080	1,803,062	$1,803,062	$3,882		$—	$—
SL Liquidity Series, LLC, Money Market Series	1,462,360	(265,336)	1,197,024	1,197,143	23,240	(a)	(119)	(47)

Total				$3,000,205	$27,122		$(119)	$(47)

(a)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviation

CAD	Canadian Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
LIBOR	London Interbank Offered Rate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market — corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	3

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Commodity Strategies Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Commodity-Linked Notes	$—	$—	$25,621,285	$25,621,285
Common Stocks:
Chemicals	9,792,844	2,265,619	—	12,058,463
Construction Materials	—	274,260	—	274,260
Energy Equipment & Services	3,275,099	—	—	3,275,099
Food & Staples Retailing	446,816	—	—	446,816
Food Products	10,559,862	2,560,612	—	13,120,474
Machinery	3,749,348	1,221,125	—	4,970,473
Metals & Mining	20,275,478	14,541,593	327,670	35,144,741
Oil, Gas & Consumable Fuels	23,273,779	7,917,385	—	31,191,164
Paper & Forest Products	—	—	58,239	58,239
Investment Companies	21,284,232	—	—	21,284,232
Rights	30,183	—	—	30,183
Warrants	5,506	—	39,768	45,274
Short Term Securities:
Money Market Funds	1,803,062	—	—	1,803,062
U.S. Treasury Obligations	—	51,871,717	—	51,871,717

Subtotal	$94,496,209	$80,652,311	$26,046,962	$201,195,482

Investments Valued at NAV(a)				1,197,143

Total Investments				$202,392,625

(a)	As of October 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended October 31, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Commodity-Linked Notes	Common Stocks	Warrants	Total
Assets:
Opening Balance, as of July 31, 2017	$23,778,433	$99,768	$—	$23,878,201
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)	1,842,852	105,991	39,768	1,988,611
Purchases	—	180,150	—	180,150
Sales	—	—	—	—

Closing Balance, as of October 31, 2017	$25,621,285	$385,909	$39,768	$26,046,962

Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2017(a)	$1,842,852	$105,991	$39,768	$1,988,611

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

4	CONSOLIDATED SCHEDULES OF INVESTMENTS

Consolidated Schedule of Investments October 31, 2017 (unaudited)	BlackRock Total Factor Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Foreign Government Obligations — 21.8%

Australia — 4.3%
Australia Government Inflation Linked Bonds:
1.00%, 11/21/18	AUD	113	$93,443
4.00%, 08/20/20		241	341,354
1.25%, 02/21/22		283	248,558
3.00%, 09/20/25		346	371,466
0.75%, 11/21/27		140	106,668
2.50%, 09/20/30		210	224,082
2.00%, 08/21/35		171	163,470
1.25%, 08/21/40		130	110,056

			1,659,097
Canada — 3.5%
Canadian Government Inflation Linked Bonds:
4.25%, 12/01/21	CAD	188	170,569
4.25%, 12/01/26		186	194,000
4.00%, 12/01/31		193	220,496
3.00%, 12/01/36		177	196,245
2.00%, 12/01/41		189	189,560
1.50%, 12/01/44		249	232,355
1.25%, 12/01/47		165	147,473

			1,350,698
France — 8.1%
Republic of France Inflation Linked Bonds:
0.25%, 07/25/18	EUR	148	175,403
1.30%, 07/25/19		141	172,024
2.25%, 07/25/20		25	32,159
0.10%, 03/01/21		365	451,003
0.10%, 07/25/21		73	89,823
1.10%, 07/25/22		186	244,286
2.10%, 07/25/23		212	295,108
0.25%, 07/25/24		155	198,333
0.10%, 03/01/25		102	127,632
1.85%, 07/25/27		148	218,363
0.10%, 03/01/28		51	63,364
3.40%, 07/25/29		127	220,291
0.70%, 07/25/30		169	229,028
3.15%, 07/25/32		138	250,146
1.80%, 07/25/40		151	258,793
0.10%, 07/25/47		81	98,500

			3,124,256
Germany — 2.3%
Deutsche Bundesrepublik Inflation Linked Bonds:
1.75%, 04/15/20		162	203,956
0.10%, 04/15/23		183	230,989
0.10%, 04/15/26		143	184,295
0.50%, 04/15/30		114	154,065
0.10%, 04/15/46		82	109,975

			883,280
United Kingdom — 3.6%
United Kingdom Gilt Inflation Linked Bonds:
0.13%, 11/22/19	GBP	22	30,924
1.88%, 11/22/22		27	43,199
0.13%, 03/22/24		25	37,158
2.50%, 07/17/24		20	97,775
0.13%, 03/22/26		21	33,022
1.25%, 11/22/27		28	49,876
0.13%, 03/22/29		23	37,830
1.25%, 11/22/32		25	50,072
0.75%, 03/22/34		24	45,053
2.00%, 01/26/35		20	71,212
0.13%, 11/22/36		21	38,456
1.13%, 11/22/37		17	36,867
0.63%, 03/22/40		25	53,270
0.63%, 11/22/42		26	57,025

Security	Par (000)		Value
United Kingdom (continued)
0.13%, 03/22/44	GBP	40	$79,973
0.13%, 03/22/46		21	44,302
0.75%, 11/22/47		31	74,723
0.50%, 03/22/50		26	62,441
0.25%, 03/22/52		23	53,749
1.25%, 11/22/55		29	91,424
0.13%, 11/22/56		21	51,161
0.13%, 03/22/58		21	54,390
0.38%, 03/22/62		23	68,349
0.13%, 11/22/65		21	61,345
0.13%, 03/22/68		22	67,145

			1,390,741

Total Foreign Government Obligations — 21.8% (Cost: $7,955,340)			8,408,072

U.S. Treasury Obligations — 3.1%
U.S. Treasury Inflation Indexed Bonds:
2.00%, 1/15/26	USD	62	69,392
2.38%, 1/15/27		37	42,580
1.75%, 1/15/28		23	26,195
3.63%, 4/15/28		15	19,832
3.88%, 4/15/29		22	30,376
3.38%, 4/15/32		7	9,502
2.13%, 2/15/40		23	28,599
2.13%, 2/15/41		22	28,384
0.75%, 2/15/42		33	31,538
0.63%, 2/15/43		32	29,968
1.38%, 2/15/44		32	34,913
1.00%, 2/15/46		52	52,665
U.S. Treasury Inflation Indexed Notes:
1.38%, 7/15/18		102	104,036
0.13%, 4/15/20		94	94,680
0.63%, 7/15/21		87	89,371
0.13%, 7/15/22		133	133,885
0.38%, 7/15/23		100	101,311
0.13%, 7/15/24		21	20,434
0.25%, 1/15/25		67	66,621
2.38%, 1/15/25		52	59,369
0.63%, 1/15/26		52	52,291
0.13%, 7/15/26		51	49,762
0.38%, 1/15/27		20	20,051

Total U.S. Treasury Obligations — 3.1% (Cost: $1,375,248)			1,195,755

Total Long-Term Investments — 24.9% (Cost: $9,330,588)			9,603,827

		Shares
Short-Term Securities — 68.3%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.93%,(a)(b)(c)		26,321,551	26,321,551

Total Short-Term Securities — 68.3% (Cost: $26,321,551)			26,321,551

Total Investments — 93.2% (Cost: $35,652,139)			35,925,378
Other Assets Less Liabilities — 6.8%			2,607,378

Net Assets — 100.0%			$38,532,756

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	1

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

(a)	Annualized 7-day yield as of period end.
(b)	All or a portion of the security is held by a wholly-owned subsidiary.
(c)	During the period ended October 31, 2017, investments in issuers considered to be affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	22,948,332	3,373,219	26,321,551	$26,321,551	$53,188	—	—

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Amsterdam Exchanges Index	12	November 2017	$1,542	$18,813
CAC 40 10 Euro Index	18	November 2017	$1,154	29,939
Hang Seng China Enterprises Index	14	November 2017	$1,033	5,632
Hang Seng Index	11	November 2017	$1,988	(1,583)
IBEX 35 Index	9	November 2017	$1,106	32,040
ASX SPI 200 Index	2	December 2017	$225	762
Australian Government Bonds (10 Year)	83	December 2017	$8,185	(19,106)
DAX Index	2	December 2017	$770	39,775
FTSE 100 Index	19	December 2017	$1,884	14,457
FTSE/MIB Index	2	December 2017	$265	6,551
S&P 500 E-Mini	16	December 2017	$2,058	78,479
TOPIX Index	15	December 2017	$2,326	194,258

				400,017

Short Contracts
SGX CNX Nifty Index	(62)	November 2017	$1,287	(15,989)
SGX MSCI Singapore Index	(24)	November 2017	$667	(9,621)
FTSE/JSE Top 40 Index	(25)	December 2017	$940	(34,282)
S&P/Toronto Stock Exchange 60 Index	(18)	December 2017	$2,639	(176,200)

				(236,092)

Total				$163,925

Forward Foreign Currency Exchange Contracts

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	509,000	[1]	USD	65,277	JPMorgan Chase Bank N.A.	12/20/17	$22
TWD	4,432,000	[1]	USD	145,924	JPMorgan Chase Bank N.A.	12/20/17	1,397
USD	383,170	[1]	AUD	500,000	JPMorgan Chase Bank N.A.	12/20/17	679
USD	80,057	[1]	AUD	100,000	JPMorgan Chase Bank N.A.	12/20/17	3,558
USD	1,399,262	[1]	AUD	1,745,062	JPMorgan Chase Bank N.A.	12/20/17	64,323
USD	272,444	[1]	CAD	350,000	JPMorgan Chase Bank N.A.	12/20/17	1,006
USD	1,293,160	[1]	CAD	1,571,724	JPMorgan Chase Bank N.A.	12/20/17	74,231
USD	35,598	[1]	CHF	34,000	JPMorgan Chase Bank N.A.	12/20/17	1,395
USD	83,755	[1]	EUR	71,000	JPMorgan Chase Bank N.A.	12/20/17	804
USD	160,505	[1]	EUR	136,000	JPMorgan Chase Bank N.A.	12/20/17	1,615
USD	4,419,481	[1]	EUR	3,685,702	JPMorgan Chase Bank N.A.	12/20/17	113,423
USD	94,457	[1]	GBP	71,000	JPMorgan Chase Bank N.A.	12/20/17	6
USD	102,660		HKD	800,000	Bank of New York Mellon	12/20/17	29
USD	164,393	[1]	HKD	1,281,000	JPMorgan Chase Bank N.A.	12/20/17	55
USD	74,987	[1]	JPY	8,468,000	JPMorgan Chase Bank N.A.	12/20/17	318
USD	95,830	[1]	JPY	10,756,000	JPMorgan Chase Bank N.A.	12/20/17	986

2	CONSOLIDATED SCHEDULES OF INVESTMENTS

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	120,114	[1]	JPY	13,148,633	JPMorgan Chase Bank N.A.	12/20/17	$4,173
USD	36,641	[1]	NOK	287,000	JPMorgan Chase Bank N.A.	12/20/17	1,457
USD	48,242	[1]	SEK	383,468	JPMorgan Chase Bank N.A.	12/20/17	2,289
USD	54,968	[1]	SGD	74,000	JPMorgan Chase Bank N.A.	12/20/17	656
USD	333,233	[1]	TWD	9,948,000	JPMorgan Chase Bank N.A.	12/20/17	2,559
USD	114,420	[1]	ZAR	1,512,000	JPMorgan Chase Bank N.A.	12/20/17	8,415

							283,396

EUR	60,000	[1]	USD	71,974	Deutsche Bank AG	12/20/17	(1,875)
EUR	100,000	[1]	USD	120,296	JPMorgan Chase Bank N.A.	12/20/17	(3,465)
EUR	90,000	[1]	USD	105,541	JPMorgan Chase Bank N.A.	12/20/17	(393)
GBP	67,000	[1]	USD	90,634	Deutsche Bank AG	12/20/17	(1,504)
GBP	57,000	[1]	USD	77,572	JPMorgan Chase Bank N.A.	12/20/17	(1,744)
HKD	900,000	[1]	USD	115,511	JPMorgan Chase Bank N.A.	12/20/17	(51)
JPY	4,500,000	[1]	USD	40,357	JPMorgan Chase Bank N.A.	12/20/17	(678)
TWD	3,477,000	[1]	USD	116,144	Deutsche Bank AG	12/20/17	(568)
USD	181,423	[1]	EUR	156,000	BNP Paribas S.A.	12/20/17	(834)
USD	1,633,683	[1]	GBP	1,229,006	JPMorgan Chase Bank N.A.	12/20/17	(1,271)
USD	151,553	[1]	TWD	4,576,000	Deutsche Bank AG	12/20/17	(554)
BRL	196,000	[1]	USD	61,906	JPMorgan Chase Bank N.A.	12/21/17	(2,377)
USD	95,456	[1]	KRW	108,223,000	Deutsche Bank AG	12/21/17	(1,170)
USD	60,229	[1]	KRW	67,944,000	Morgan Stanley & Co. International PLC	12/21/17	(434)

							(16,918)

	Net Unrealized Appreciation						$266,478

[1]	All or a portion of the security is held by a wholly-owned subsidiary.

OTC Total Return Swaps

Paid by the Fund		Received by the Fund							Upfront Premium	Unrealized
Rate/ Reference	Payment Frequency	Rate/ Reference	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Paid (Received)	Appreciation (Depreciation)
USD 18,600,000	At Termination	Coffee December 2017	At Termination	Merrill Lynch International	11/10/17	USD	187,650	$15,001,650	15,000,000	$1,650
USD 10,381,500	At Termination	Cotton No. 2 December 2017	At Termination	Merrill Lynch International	11/10/17	USD	102,570	(15,001,245)	(15,000,000)	(1,245)
USD 20,010,000	At Termination	Cotton No. 2 December 2017	At Termination	Merrill Lynch International	11/10/17	USD	205,140	30,005,040	30,000,000	5,040
USD 20,715,000	At Termination	Cotton No. 2 December 2017	At Termination	Merrill Lynch International	11/10/17	USD	205,140	(30,002,010)	(30,000,000)	(2,010)
USD 27,764,000	At Termination	Cotton No. 2 December 2017	At Termination	Merrill Lynch International	11/10/17	USD	273,520	(40,004,120)	(40,000,000)	(4,120)
USD 30,307,500	At Termination	Cotton No. 2 December 2017	At Termination	Merrill Lynch International	11/10/17	USD	307,710	45,004,635	45,000,000	4,635
USD 47,060,000	At Termination	Cotton No. 2 December 2017	At Termination	Merrill Lynch International	11/10/17	USD	444,470	(65,026,130)	(65,000,000)	(26,130)
TWD 15,018,560	At Termination	TAIEX November 2017	At Termination	Citibank N.A.	11/15/17	TWD	15,094,800	7,170	4,642	2,528
TWD 96,611,416	At Termination	TAIEX November 2017	At Termination	Merrill Lynch International	11/15/17	TWD	90,568,800	41,052	27,851	13,201
WTI Crude December 2017	At Termination	USD 666,510	At Termination	Merrill Lynch International	11/15/17	USD	543,800	(1,031,100)	(1,000,000)	(31,100)

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	3

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

Paid by the Fund		Received by the Fund							Upfront Premium	Unrealized
Rate/ Reference	Payment Frequency	Rate/ Reference	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Paid (Received)	Appreciation (Depreciation)
Natural Gas December 2017	At Termination	USD 216,160	At Termination	Merrill Lynch International	11/22/17	USD	202,720	$7,013,440	7,000,000	$13,440
USD 14,860,000	At Termination	Corn December 2017	At Termination	Merrill Lynch International	11/24/17	USD	138,300	(4,010,300)	(4,000,000)	(10,300)
USD 17,837,500	At Termination	Corn December 2017	At Termination	Merrill Lynch International	11/24/17	USD	172,875	(5,005,500)	(5,000,000)	(5,500)
USD 19,318,750	At Termination	Corn December 2017	At Termination	Merrill Lynch International	11/24/17	USD	190,163	(5,503,025)	(5,500,000)	(3,025)
USD 23,520,000	At Termination	Corn December 2017	At Termination	Merrill Lynch International	11/24/17	USD	207,450	(6,027,750)	(6,000,000)	(27,750)
USD 26,915,000	At Termination	Corn December 2017	At Termination	Merrill Lynch International	11/24/17	USD	242,025	(7,027,125)	(7,000,000)	(27,125)
USD 53,587,500	At Termination	Corn December 2017	At Termination	Merrill Lynch International	11/24/17	USD	518,625	(15,017,250)	(15,000,000)	(17,250)
USD 18,727,200	At Termination	Soybean Oil December 2017	At Termination	Merrill Lynch International	11/24/17	USD	187,650	54,000,378	54,000,000	378
USD 19,920,000	At Termination	Soybean Oil December 2017	At Termination	Merrill Lynch International	11/24/17	USD	208,500	60,009,300	60,000,000	9,300
USD 62,868,000	At Termination	Soybean Oil December 2017	At Termination	Merrill Lynch International	11/24/17	USD	500,400	144,013,680	144,000,000	13,680
Wheat December 2017	At Termination	USD 15,155,000	At Termination	Merrill Lynch International	11/24/17	USD	146,475	3,505,075	3,500,000	5,075
Wheat December 2017	At Termination	USD 21,787,500	At Termination	Merrill Lynch International	11/24/17	USD	209,250	5,008,625	5,000,000	8,625
Soybean Oil December 2017	At Termination	USD 260,480	At Termination	Merrill Lynch International	11/24/17	USD	62,360	22,760	20,000	2,760
Wheat December 2017	At Termination	USD 27,435,000	At Termination	Merrill Lynch International	11/24/17	USD	251,100	6,023,250	6,000,000	23,250
Wheat December 2017	At Termination	USD 6,637,500	At Termination	Merrill Lynch International	11/24/17	USD	62,775	1,503,600	1,500,000	3,600
USD 896,000	At Termination	Brent Crude January 2018	At Termination	Merrill Lynch International	11/27/17	USD	975,040	1,679,040	1,600,000	79,040
CAD 135,423,800	At Termination	Canadian 10-Year Bond December 2017	At Termination	Merrill Lynch International	11/27/17	CAD	1,374,300	815,551	800,000	15,551
CAD 163,840,920	At Termination	Canadian 10-Year Bond December 2017	At Termination	Merrill Lynch International	11/27/17	CAD	1,649,160	968,333	960,000	8,333
CAD 27,116,780	At Termination	Canadian 10-Year Bond December 2017	At Termination	Merrill Lynch International	11/27/17	CAD	274,860	165,464	162,602	2,862
CAD 81,242,280	At Termination	Canadian 10-Year Bond December 2017	At Termination	Merrill Lynch International	11/27/17	CAD	824,580	489,423	480,000	9,423

4	CONSOLIDATED SCHEDULES OF INVESTMENTS

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

Paid by the Fund		Received by the Fund							Upfront Premium	Unrealized
Rate/ Reference	Payment Frequency	Rate/ Reference	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Paid (Received)	Appreciation (Depreciation)
USD 209,689	At Termination	Gasoline RBOB December 2017	At Termination	Merrill Lynch International	11/27/17	USD	218,295	$12,608,606	12,600,000	$8,606
USD 538,104	At Termination	Gasoline RBOB December 2017	At Termination	Merrill Lynch International	11/27/17	USD	582,120	33,644,016	33,600,000	44,016
USD 917,280	At Termination	Gasoline RBOB December 2017	At Termination	Merrill Lynch International	11/27/17	USD	1,018,710	58,901,430	58,800,000	101,430
GBP 114,242,850	At Termination	Long Gilt December 2017	At Termination	Merrill Lynch International	11/27/17	GBP	372,990	(394,385)	(384,000)	(10,385)
GBP 12,393,100	At Termination	Long Gilt December 2017	At Termination	Merrill Lynch International	11/27/17	GBP	124,330	131,530	131,000	530
USD 169,800	At Termination	Silver December 2017	At Termination	Merrill Lynch International	11/27/17	USD	166,930	(1,002,870)	(1,000,000)	(2,870)
USD 175,650	At Termination	Silver December 2017	At Termination	Merrill Lynch International	11/27/17	USD	166,930	(1,008,720)	(1,000,000)	(8,720)
USD 249,900	At Termination	Silver December 2017	At Termination	Merrill Lynch International	11/27/17	USD	250,395	1,500,495	1,500,000	495
USD 336,000	At Termination	Silver December 2017	At Termination	Merrill Lynch International	11/27/17	USD	333,860	(2,002,140)	(2,000,000)	(2,140)
USD 341,200	At Termination	Silver December 2017	At Termination	Merrill Lynch International	11/27/17	USD	333,860	(2,007,340)	(2,000,000)	(7,340)
USD 854,250	At Termination	Silver December 2017	At Termination	Merrill Lynch International	11/27/17	USD	834,650	(5,019,600)	(5,000,000)	(19,600)
U.S. Treasury Notes (10-Year) December 2017	At Termination	USD 162,621,810	At Termination	Merrill Lynch International	11/27/17	USD	1,624,188	1,302,031	1,300,000	2,031
Heating Oil December 2017	At Termination	USD 221,193	At Termination	Merrill Lynch International	11/27/17	USD	236,943	(12,615,750)	(12,600,000)	(15,750)
Heating Oil December 2017	At Termination	USD 228,035	At Termination	Merrill Lynch International	11/27/17	USD	236,943	(12,608,908)	(12,600,000)	(8,908)
Gold 100 oz. December 2017	At Termination	USD 248,900	At Termination	Merrill Lynch International	11/27/17	USD	254,100	(25,200)	(20,000)	(5,200)
Gold 100 oz. December 2017	At Termination	USD 255,360	At Termination	Merrill Lynch International	11/27/17	USD	254,100	21,260	20,000	1,260
Gold 100 oz. December 2017	At Termination	USD 255,980	At Termination	Merrill Lynch International	11/27/17	USD	254,100	21,880	20,000	1,880
Heating Oil December 2017	At Termination	USD 377,643	At Termination	Merrill Lynch International	11/27/17	USD	394,905	(21,017,262)	(21,000,000)	(17,262)
Gold 100 oz. December 2017	At Termination	USD 385,920	At Termination	Merrill Lynch International	11/27/17	USD	381,150	34,770	30,000	4,770
Gold 100 oz. December 2017	At Termination	USD 386,730	At Termination	Merrill Lynch International	11/27/17	USD	381,150	35,580	30,000	5,580
Gold 100 oz. December 2017	At Termination	USD 402,870	At Termination	Merrill Lynch International	11/27/17	USD	381,150	51,720	30,000	21,720

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	5

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

Paid by the Fund		Received by the Fund							Upfront Premium	Unrealized
Rate/ Reference	Payment Frequency	Rate/ Reference	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Paid (Received)	Appreciation (Depreciation)
GBP 37,365,330	At Termination	Long Gilt December 2017	At Termination	Merrill Lynch International	11/29/17	GBP	372,990	$(396,881)	(396,000)	$(881)
USD 346,000	At Termination	Silver December 2017	At Termination	Merrill Lynch International	11/29/17	USD	333,860	(2,012,140)	(2,000,000)	(12,140)
MYR 1,477,911	At Termination	Kuala Lumpur Composite Index	At Termination	Citibank N.A.	11/30/17	MYR	1,484,525	21,657	20,095	1,562
MYR 1,912,556	At Termination	Kuala Lumpur Composite Index	At Termination	Citibank N.A.	11/30/17	MYR	1,921,150	28,035	26,005	2,030
EUR 1,119,049,590	At Termination	Euro-Bund December 2017	At Termination	Merrill Lynch International	12/05/17	EUR	9,114,000	6,703,777	6,666,667	37,110
EUR 64,424,120	At Termination	Euro-Bund December 2017	At Termination	Merrill Lynch International	12/05/17	EUR	651,000	478,461	470,588	7,873
USD 878,900	At Termination	Gas Oil December 2017	At Termination	Merrill Lynch International	12/05/17	USD	602,525	143,825	110,000	33,825
IBOVESPA Index December 2017	At Termination	BRL 3,186,388	At Termination	Merrill Lynch International	12/13/17	BRL	3,069,424	37,052	1,297	35,755
KRW 778,530,750	At Termination	KOSPI 200 Index December 2017	At Termination	Merrill Lynch International	12/14/17	KRW	418,000,000	136,415	110,767	25,648
WIG20 Index December 2017	At Termination	PLN 760,547	At Termination	JPMorgan Chase Bank N.A.	12/15/17	PLN	759,000	8,828	8,403	425
CHF 184,928	At Termination	Swiss Market Index December 2017	At Termination	JPMorgan Chase Bank N.A.	12/15/17	CHF	184,860	(2,109)	(2,041)	(68)
CHF 2,432,795	At Termination	Swiss Market Index December 2017	At Termination	JPMorgan Chase Bank N.A.	12/15/17	CHF	2,495,610	91,088	28,125	62,963
CHF 363,495	At Termination	Swiss Market Index December 2017	At Termination	JPMorgan Chase Bank N.A.	12/15/17	CHF	369,720	2,240	(4,000)	6,240
CHF 363,735	At Termination	Swiss Market Index December 2017	At Termination	JPMorgan Chase Bank N.A.	12/15/17	CHF	369,720	1,876	(4,124)	6,000
USD 496,230	At Termination	London Metal Exchange Nickel December 2017	At Termination	JPMorgan Chase Bank N.A.	12/18/17	USD	515,655	23,625	4,200	19,425
USD 154,875	At Termination	London Metal Exchange Zinc December 2017	At Termination	JPMorgan Chase Bank N.A.	12/18/17	USD	164,500	14,625	5,000	9,625
USD 155,250	At Termination	London Metal Exchange Zinc December 2017	At Termination	JPMorgan Chase Bank N.A.	12/18/17	USD	164,500	14,250	5,000	9,250

6	CONSOLIDATED SCHEDULES OF INVESTMENTS

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

Paid by the Fund		Received by the Fund							Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate/ Reference	Payment Frequency	Rate/ Reference	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value
USD 234,300	At Termination	London Metal Exchange Zinc December 2017	At Termination	JPMorgan Chase Bank N.A.	12/18/17	USD	246,750	$19,950	7,500	$12,450
USD 311,500	At Termination	London Metal Exchange Zinc December 2017	At Termination	JPMorgan Chase Bank N.A.	12/18/17	USD	329,000	27,500	10,000	17,500
USD 82,238	At Termination	London Metal Exchange Zinc December 2017	At Termination	JPMorgan Chase Bank N.A.	12/18/17	USD	82,250	2,513	2,500	13
London Metal Exchange Aluminum December 2017	At Termination	USD 162,038	At Termination	JPMorgan Chase Bank N.A.	12/18/17	USD	161,438	8,100	7,500	600
THB 21,102,930	At Termination	SET50 Index Futures December 2017	At Termination	Credit Suisse International	12/28/17	THB	12,949,320	42,924	35,564	7,360
TRY 93,706	At Termination	ISE 30 Futures December 2017	At Termination	JPMorgan Chase Bank N.A.	12/29/17	TRY	96,180	19,073	18,421	652
Cocoa March 2018	At Termination	USD 609,290	At Termination	Merrill Lynch International	2/02/18	USD	605,810	32,480	29,000	3,480

Total								$237,620,218	$237,172,562	$447,656

OTC Total Return Swaps1

Reference Entity	Counterparty	Expiration Dates	Net Notional	Unrealized Appreciation (Depreciation)	Net Value of Reference Entity
Equity Securities Long/Short	Bank of America N.A.	8/15/18	$918,245	12,561[2]	$932,023
	Citibank N.A.	2/09/18-2/14/18	$1,064,696	12,002[3]	1,069,131
	Credit Suisse International	2/05/18-8/16/18	$803,838	(80,055)[4]	715,608
	Deutsche Bank AG	8/20/18-10/19/18	$786,758	7,528[5]	792,784
	JPMorgan Chase Bank N.A.	2/14/18-11/01/18	$913,707	(48,307)[6]	862,297

				$(96,271)	$4,371,843

[1]	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 0-968 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Association of Banks in Singapore SGD 1 Month

Copenhagen Interbank Offered Rate:

    DKK 1 Month

    DKK 1 Week

Danish Central Bank Benmark Dicount Rate

EMMI EURO OverNight Index Average

Euro Interbank Offer Rate EUR 1 Week

Hong Kong Dollar Hibor Fixings:

    HKD 1 Month

    HKD 1 Week

Intercontinental Exchange LIBOR:

    CHF 1 Month

    CHF 1 Week

    CHF Spot Next

    EUR 1 Month

    GBP 1 Month

    GBP 1 Week

    JPY 1 Month

    USD 1 Month

    USD 1 Week

Norwegian Interbank Offered Rate:

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	7

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

    NOK 1 Month

    NOK 1 Week

  Sterling Over Night Index Average

  Stockholm Interbank Offered Rate:

    SEK 1 Month

    SEK 1 Week

  Stockholm Interbank Offered Rate Overnight

  USD Overnight Bank Funding Rate

[2]	Amount includes $(1,217) of net dividends and financing fees.
[3]	Amount includes $7,567 of net dividends and financing fees.
[4]	Amount includes $8,175 of net dividends and financing fees.
[5]	Amount includes $1,502 of net dividends and financing fees.
[6]	Amount includes $3,103 of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A., as of period end, expiration date 8/15/18:

	Shares	Value
Reference Entity — Long

Austria
ANDRITZ AG	29	$1,640
Lenzing AG	25	3,384
OMV AG	1,301	78,077
Telekom Austria AG	763	7,143

		90,244
Belgium
Ageas	30	1,455
Befimmo SA	368	22,865
Cofinimmo SA	324	41,105
D’ieteren SA/NV	778	35,581
KBC Ancora	51	3,040
Solvay SA	104	15,450

		119,496
China
Agile Group Holdings Ltd.	8,000	11,672
Agricultural Bank of China Ltd., H Shares	58,000	27,318
China CITIC Bank Corp. Ltd., H Shares	13,000	8,378
China Communications Construction Co. Ltd., H Shares	9,000	10,931
China Everbright Bank Co. Ltd., H Shares	28,000	13,217
China Power International Development Ltd.	12,000	3,815
China Railway Construction Corp. Ltd., H Shares	11,500	14,442
China Railway Group Ltd., H Shares	12,000	9,646
China Resources Power Holdings Co. Ltd.	14,000	26,923
China Shenhua Energy Co. Ltd., H Shares	1,500	3,588
China Telecom Corp. Ltd., H Shares	32,000	16,048
China Unicom Hong Kong Ltd.	2,000	2,838
CSPC Pharmaceutical Group Ltd.	2,000	3,479
Dongfeng Motor Group Co. Ltd., H Shares	6,000	8,236
Geely Automobile Holdings Ltd.	15,000	46,513
GOME Electrical Appliances Holding Ltd.	46,000	5,899
Lenovo Group Ltd.	20,000	11,602
Logan Property Holdings Co. Ltd.	10,000	9,264
Nexteer Automotive Group Ltd.	4,000	7,824
Shanghai Industrial Holdings Ltd.	35,000	107,519
Yangzijiang Shipbuilding Holdings Ltd.	76,300	88,146

		437,298
Denmark
AP Moller — Maersk A/S, Class B	7	13,419
Carlsberg A/S, Class B	21	2,399
Coloplast A/S, Class B	292	25,701
ISS A/S	285	12,069
Novo Nordisk A/S, Class B	16	797
Royal Unibrew A/S	151	8,694
TDC A/S	93	550

	Shares	Value
Reference Entity — Long

Denmark (continued)
Topdanmark A/S	207	$8,510

		72,139
Finland
Kemira Oyj	936	13,188
Orion Oyj, Class B	12	492
Sampo Oyj, A Shares	47	2,460
Tieto Oyj	1,243	38,056

		54,196
France
Air France-KLM	3,449	54,003
Arkema SA	129	16,297
Atos SE	76	11,804
BNP Paribas SA	40	3,122
Bouygues SA	136	6,527
Cie de Saint-Gobain	150	8,795
Cie Plastic Omnium SA	182	7,589
CNP Assurances	48	1,117
Dassault Aviation SA	8	12,474
Eiffage SA	288	30,083
Engie SA	350	5,916
Eurazeo SA	102	9,483
Faurecia	122	8,869
Fonciere Des Regions	94	9,572
Havas SA	300	3,226
Ipsen SA	138	16,685
Metropole Television SA	1,818	42,030
Peugeot SA	1,067	25,315
Safran SA	55	5,793
Sanofi	77	7,291
SCOR SE	567	23,538
SEB SA	13	2,423
Tarkett SA	52	2,212
TOTAL SA	168	9,364
Unibail-Rodamco SE	43	10,763
Veolia Environnement SA	151	3,577
Vinci SA	147	14,403
Worldline SA	509	24,899

		377,170
Germany
Allianz SE, Registered Shares	23	5,370
BASF SE	31	3,390
Bayer AG, Registered Shares	38	4,943
Beiersdorf AG	79	8,887
Covestro AG	317	30,473
Deutsche EuroShop AG	579	21,162
Deutsche Lufthansa AG, Registered Shares	2,816	90,472
Deutsche Post AG, Registered Shares	1,931	88,517
Duerr AG	107	14,808
E.ON SE	46	545
Freenet AG	93	3,114

8	CONSOLIDATED SCHEDULES OF INVESTMENTS

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Long

Germany (continued)
FUCHS PETROLUB SE, Preference Shares	176	$9,911
HOCHTIEF AG	9	1,590
MTU Aero Engines AG	45	7,615
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	277	62,187
ProSiebenSat.1 Media SE	207	7,291
RWE AG	327	8,222
Schaeffler AG, Preference Shares	1,716	27,360
Siemens AG, Registered Shares	40	5,745

		401,602
Hong Kong
CK Hutchison Holdings Ltd.	2,500	31,754
CLP Holdings Ltd.	11,500	117,046
Haier Electronics Group Co. Ltd.	5,000	13,184
HK Electric Investments & HK Electric Investments Ltd.	20,000	18,408
Hong Kong & China Gas Co. Ltd.	11,000	20,852
Hutchison Port Holdings Trust	28,800	12,384
Hysan Development Co. Ltd.	1,000	4,832
I-CABLE Communications Ltd.	277	9
Kingboard Laminates Holdings Ltd.	27,500	46,214
Lee & Man Paper Manufacturing Ltd.	4,000	4,887
Melco International Development Ltd.	2,000	5,481
Nine Dragons Paper Holdings Ltd.	7,000	12,866
Sino Biopharmaceutical Ltd.	8,000	9,355
SJM Holdings Ltd.	41,000	35,248
Wharf Holdings Ltd.	1,000	9,108
Yue Yuen Industrial Holdings Ltd.	7,500	28,729

		370,357
India
Vedanta Resources PLC	330	3,892

Ireland
AerCap Holdings NV	434	22,846

Italy
Amplifon SpA	919	13,960
Anima Holding SpA	274	2,083
Assicurazioni Generali SpA	1,238	22,531
Azimut Holding SpA	184	3,632
Banca Generali SpA	168	5,527
Buzzi Unicem SpA	27	752
De’ Longhi SpA	49	1,607
Ferrari NV	7	838
Iren SpA	8,734	24,032
Moncler SpA	350	9,936
Prysmian SpA	1,306	44,939
Telecom Italia SpA	3,327	2,879

		132,716
Japan
Aeon Co. Ltd.	300	4,640
Aoyama Trading Co. Ltd.	200	7,411
Asahi Glass Co. Ltd.	400	15,676
Astellas Pharma, Inc.	200	2,662
Autobacs Seven Co. Ltd.	600	10,314
Bandai Namco Holdings, Inc.	1,000	34,268
Brother Industries Ltd.	700	17,033
Canon, Inc.	100	3,757
Casio Computer Co. Ltd.	100	1,476
Central Japan Railway Co.	200	36,329
Chugoku Bank Ltd.	600	8,601
Citizen Watch Co. Ltd.	5,200	38,230
Dai Nippon Printing Co. Ltd.	2,000	47,940
Daicel Corp.	500	6,243
Daiichikosho Co. Ltd.	800	37,698
Daishi Bank Ltd.	200	9,794
Denso Corp.	200	11,015

	Shares	Value
Reference Entity — Long

Japan (continued)
Fuji Electric Co. Ltd.	1,000	$7,245
Fujikura Ltd.	6,600	57,603
Fujitsu Ltd.	2,000	15,585
GS Yuasa Corp.	2,000	10,058
GungHo Online Entertainment, Inc.	14,600	39,290
Hachijuni Bank Ltd.	200	1,252
Hankyu Hanshin Holdings, Inc.	400	15,595
Hikari Tsushin, Inc.	200	25,892
Hisamitsu Pharmaceutical Co., Inc.	200	11,012
Hitachi Ltd.	3,000	23,890
Hoya Corp.	100	5,433
Ibiden Co. Ltd.	500	8,372
Izumi Co. Ltd.	300	15,557
JTEKT Corp.	300	4,971
Kagome Co. Ltd.	1,100	36,632
Kajima Corp.	3,000	31,114
Kakaku.com, Inc., Registered Shares	1,900	26,089
Kaken Pharmaceutical Co. Ltd.	200	10,136
Kobayashi Pharmaceutical Co. Ltd.	400	23,128
Konami Holdings Corp.	800	38,964
Konica Minolta, Inc.	100	877
Kuraray Co. Ltd.	2,100	41,359
Kurita Water Industries Ltd.	1,400	44,487
KYORIN Holdings, Inc.	1,300	26,699
Marubeni Corp.	9,500	63,698
Maruichi Steel Tube Ltd.	100	3,055
Matsui Securities Co. Ltd.	1,700	14,296
Matsumotokiyoshi Holdings Co. Ltd.	500	35,957
Megmilk Snow Brand Co. Ltd.	200	5,598
Miraca Holdings, Inc.	100	4,653
Mitsubishi Gas Chemical Co., Inc.	100	2,446
Mitsubishi Materials Corp.	400	15,210
Mitsubishi Tanabe Pharma Corp.	200	4,402
Mitsui & Co. Ltd.	700	10,454
Mixi, Inc.	400	19,501
NEC Corp.	800	21,952
NGK Insulators Ltd.	100	1,980
Nippon Paper Industries Co. Ltd.	1,900	37,799
Nippon Telegraph & Telephone Corp.	400	19,339
Nishi-Nippon Financial Holdings, Inc.	700	8,168
Nissan Motor Co. Ltd.	700	6,808
Nisshinbo Holdings, Inc.	400	4,839
NTN Corp.	1,000	4,857
NTT Data Corp.	300	3,494
NTT DOCOMO, Inc.	200	4,844
Obayashi Corp.	2,800	36,661
ORIX Corp.	1,500	25,790
Otsuka Corp.	900	61,352
Pola Orbis Holdings, Inc.	300	9,562
Rohm Co. Ltd.	200	18,617
Rohto Pharmaceutical Co. Ltd.	100	2,308
Sapporo Holdings Ltd.	100	3,169
Secom Co. Ltd.	200	15,228
Sega Sammy Holdings, Inc.	700	9,854
Seino Holdings Co. Ltd.	2,100	30,638
Seven & i Holdings Co. Ltd.	600	24,183
Shimamura Co. Ltd.	200	22,282
Shimizu Corp.	5,400	63,560
Shionogi & Co. Ltd.	800	43,070
Shizuoka Bank Ltd.	2,000	19,463
Showa Denko KK	600	20,104
Skylark Co. Ltd.	3,300	49,359
Square Enix Holdings Co. Ltd.	200	8,065
Sumitomo Chemical Co. Ltd.	4,000	28,111
Sumitomo Corp.	4,600	66,535
Sundrug Co. Ltd.	200	8,704
Teijin Ltd.	2,700	57,146
Toshiba Corp.	3,000	8,680
TOTO Ltd.	200	9,795
Toyo Suisan Kaisha Ltd.	1,000	38,470

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	9

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Long

Japan (continued)
Toyota Boshoku Corp.	400	$8,055
Toyota Tsusho Corp.	500	18,185
Ube Industries Ltd.	800	24,576
USS Co. Ltd.	100	2,021
Yamaguchi Financial Group, Inc.	1,000	12,113
Yamazaki Baking Co. Ltd.	1,500	27,000

		1,880,333
Luxembourg
RTL Group SA	77	5,721

Netherlands
Aegon NV	42	248
ASM International NV	237	15,882
Euronext NV	231	13,719
ING Groep NV	1,326	24,504
Koninklijke Ahold Delhaize NV	234	4,403
Koninklijke Philips NV	1,004	40,916
NN Group NV	95	3,978
PostNL NV	274	1,168
Randstad Holding NV	18	1,107
Wereldhave NV	216	9,819

		115,744
Norway
DNB ASA	200	3,860
Leroy Seafood Group ASA	568	3,411
Statoil ASA	728	14,791
Storebrand ASA	192	1,644
TGS NOPEC Geophysical Co. ASA	296	6,805

		30,511
Portugal
Jeronimo Martins SGPS SA	827	15,026
Sonae SGPS SA	3,719	4,452

		19,478
Puerto Rico
Popular, Inc.	301	11,041

Singapore
Ascendas Real Estate Investment Trust	4,200	8,445
CapitaLand Mall Trust	6,400	9,488
ComfortDelGro Corp. Ltd.	20,400	30,242
Genting Singapore PLC	2,300	2,059
Golden Agri-Resources Ltd.	7,700	2,232
Mapletree Industrial Trust	17,100	24,337
Mapletree Logistics Trust	500	466
Sats Ltd.	2,500	8,623
Singapore Technologies Engineering Ltd.	34,900	89,099
Suntec Real Estate Investment Trust	28,700	41,086
Uol Group Ltd.	1,900	12,600
Yanlord Land Group Ltd.	11,000	14,455

		243,132
South Korea
CJ Corp.	74	12,337
Dongbu Insurance Co. Ltd.	101	6,359
E-MART, Inc.	16	3,203
GS Holdings Corp.	56	3,316
Hanwha Chemical Corp.	687	18,714
Hanwha Life Insurance Co. Ltd.	992	7,009
Hyundai Department Store Co. Ltd.	159	12,985
Hyundai Engineering & Construction Co. Ltd.	89	3,011
Hyundai Steel Co.	79	4,060
Kia Motors Corp.	1,420	44,947
Korea Investment Holdings Co. Ltd.	150	8,491
KT&G Corp.	120	11,354
LG Display Co. Ltd.	1,669	43,662
LG Electronics, Inc.	67	5,454

	Shares	Value
Reference Entity — Long

South Korea (continued)
LG Uplus Corp.	5,473	$62,845
Lotte Chemical Corp.	70	23,121
Samsung Electronics Co. Ltd.	43	106,000
Samsung Fire & Marine Insurance Co. Ltd.	57	13,909
SK Holdings Co. Ltd.	97	25,101
SK Hynix, Inc.	336	24,774
SK Telecom Co. Ltd.	92	21,719
Yuhan Corp.	51	9,292

		471,663
Spain
Acciona SA	64	5,299
Aena SA	41	7,522
Amadeus IT Group SA	1,005	68,188
Cia de Distribucion Integral Logista Holdings SA	1,397	32,728
Distribuidora Internacional de Alimentacion SA	6,259	30,613
Ebro Foods SA	187	4,498
Grupo Catalana Occidente SA	246	10,353
Iberdrola SA	3,163	25,560
Tecnicas Reunidas SA	640	20,606

		205,367
Sweden
Alfa Laval AB	285	7,218
Atlas Copco AB, A Shares	236	10,349
Boliden AB	1,395	48,814
Castellum AB	804	12,901
Hufvudstaden AB, A Shares	775	12,753
JM AB	67	1,768
Lundin Petroleum AB	633	14,891
NCC AB, B Shares	196	4,229
Peab AB	138	1,339
Svenska Cellulosa AB SCA, Class B	6,719	63,091
Swedish Match AB	2,830	106,609
Volvo AB, B Shares	991	19,628

		303,590
Switzerland
ABB Ltd., Registered Shares	108	2,820
Adecco Group AG, Registered Shares	731	57,996
Allreal Holding AG, Registered Shares	8	1,337
Coca-Cola HBC AG	1,387	46,877
Ferguson PLC	124	8,671
Forbo Holding AG, Registered Shares	1	1,512
IWG PLC	331	947
Panalpina Welttransport Holding AG, Registered Shares	20	2,748
Partners Group Holding AG	12	8,071
Roche Holding AG	52	12,019
Straumann Holding AG, Registered Shares	7	4,887
Swisscom AG, Registered Shares	87	43,955
Vontobel Holding AG, Registered Shares	494	30,741

		222,581
Taiwan
AU Optronics Corp.	8,000	3,278
Catcher Technology Co. Ltd.	1,000	10,643
Chang Hwa Commercial Bank Ltd.	54,700	29,657
Cheng Shin Rubber Industry Co. Ltd.	17,000	33,555
Far Eastern New Century Corp.	97,000	83,191
Hon Hai Precision Industry Co. Ltd.	13,000	48,320
Hua Nan Financial Holdings Co. Ltd.	88,200	48,269
Pegatron Corp.	13,000	33,686
Pou Chen Corp.	4,000	5,041
President Chain Store Corp.	6,000	53,952
Taiwan High Speed Rail Corp.	24,000	19,185
Taiwan Semiconductor Manufacturing Co. Ltd.	4,000	32,337

10	CONSOLIDATED SCHEDULES OF INVESTMENTS

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Long

Taiwan (continued)
Uni-President Enterprises Corp.	13,000	$27,162

		428,276
United Kingdom
Anglo American PLC	2,051	38,688
BAE Systems PLC	5,840	46,003
Barratt Developments PLC	291	2,530
Bodycote PLC	1,048	13,035
Centrica PLC	1,610	3,631
Close Brothers Group PLC	322	5,939
Coca-Cola European Partners PLC	57	2,338
ConvaTec Group PLC	365	950
Fiat Chrysler Automobiles NV	419	7,245
Firstgroup PLC	1,610	2,352
G4S PLC	210	784
GlaxoSmithKline PLC	202	3,625
Grafton Group PLC	360	3,933
Hammerson PLC	1,676	11,667
Inchcape PLC	5,501	57,099
Intermediate Capital Group PLC	424	5,475
ITV PLC	812	1,775
J Sainsbury PLC	718	2,312
JD Sports Fashion PLC	373	1,772
Land Securities Group PLC	195	2,505
Legal & General Group PLC	1,855	6,577
Lloyds Banking Group PLC	2,262	2,050
Man Strategic Holdings PLC	11,316	29,100
Marks & Spencer Group PLC	7,161	32,728
National Express Group PLC	458	2,235
Pagegroup PLC	1,268	7,876
Persimmon PLC	1,043	38,815
Petrofac Ltd.	4,803	26,758
Prudential PLC	1,003	24,619
QinetiQ Group PLC	18,939	61,391
Relx PLC	721	16,591
Rightmove PLC	564	31,117
Saga PLC	1,314	3,335
Schroders PLC	129	5,985
Smith & Nephew PLC	73	1,377
Smiths Group PLC	419	8,743
Spectris PLC	203	6,902
SSP Group PLC	3,922	30,458
Taylor Wimpey PLC	469	1,243
Tesco PLC	1,097	2,643
Thomas Cook Group PLC	9,271	14,751
Travis Perkins PLC	296	5,976
WPP PLC	32	566

		575,494
United States
Adobe Systems, Inc.	43	7,532
Advanced Energy Industries, Inc.	540	45,749
Aflac, Inc.	57	4,782
AGCO Corp.	139	9,531
Agilent Technologies, Inc.	126	8,572
Alexander’s, Inc.	5	2,055
Alliant Energy Corp.	51	2,206
Allison Transmission Holdings, Inc.	1,038	44,105
AMC Networks, Inc., Class A	71	3,612
American Airlines Group, Inc.	81	3,792
American Express Co.	31	2,961
American Financial Group, Inc.	34	3,587
Ameriprise Financial, Inc.	90	14,089
AmerisourceBergen Corp.	254	19,545
Amgen, Inc.	566	99,175
Amkor Technology, Inc.	996	11,524
Anadarko Petroleum Corp.	60	2,962
Andeavor	11	1,169
ANSYS, Inc.	59	8,066
Apache Corp.	260	10,756

	Shares	Value
Reference Entity — Long

United States (continued)
Apartment Investment & Management Co., Class A	15	$660
Applied Industrial Technologies, Inc.	112	7,129
Applied Materials, Inc.	1,261	71,158
AptarGroup, Inc.	54	4,702
Aspen Technology, Inc.	57	3,678
AT&T, Inc.	725	24,396
Avery Dennison Corp.	130	13,802
AVX Corp.	533	10,042
Bank of Hawaii Corp.	10	816
Bank of New York Mellon Corp.	142	7,306
Barnes Group, Inc.	31	2,018
Big Lots, Inc.	928	47,616
Biogen, Inc.	11	3,428
Boston Properties, Inc.	64	7,756
Brandywine Realty Trust	835	14,604
Brinker International, Inc.	104	3,195
Bristol-Myers Squibb Co.	117	7,214
Broadridge Financial Solutions, Inc.	110	9,451
Bruker Corp.	114	3,580
Brunswick Corp.	208	10,535
C.R. Bard, Inc.	105	34,342
CA, Inc.	203	6,573
Cable One, Inc.	4	2,839
Cabot Corp.	80	4,877
Cabot Oil & Gas Corp.	543	15,041
Cadence Design Systems, Inc.	175	7,553
Camden Property Trust	33	3,011
Campbell Soup Co.	129	6,111
Carnival Corp.	198	13,145
CBRE Group, Inc., Class A	161	6,331
CBS Corp., Class B, Non-Voting Shares	718	40,294
Celgene Corp.	101	10,198
CenterPoint Energy, Inc.	54	1,597
Chemed Corp.	52	11,618
Chemours Co.	64	3,623
Cimarex Energy Co.	107	12,512
Cinemark Holdings, Inc.	41	1,490
Cirrus Logic, Inc.	63	3,528
Cisco Systems, Inc.	627	21,412
Citizens Financial Group, Inc.	491	18,663
Coherent, Inc.	17	4,466
Columbia Property Trust, Inc.	248	5,476
Comerica, Inc.	152	11,943
Commerce Bancshares, Inc.	156	9,073
Commercial Metals Co.	858	16,714
CommVault Systems, Inc.	20	1,041
Conagra Brands, Inc.	101	3,450
ConocoPhillips	651	33,299
Cooper Cos., Inc.	21	5,045
Cooper Tire & Rubber Co.	556	18,237
CoreSite Realty Corp.	30	3,323
Cracker Barrel Old Country Store, Inc.	203	31,694
Credit Acceptance Corp.	7	2,007
Crown Holdings, Inc.	214	12,876
Csra, Inc.	119	3,807
CVR Energy, Inc.	345	9,470
Dana, Inc.	1,049	31,984
Darden Restaurants, Inc.	289	23,776
Dave & Buster’s Entertainment, Inc.	253	12,195
DaVita, Inc.	42	2,551
Deckers Outdoor Corp.	51	3,480
Deere & Co.	39	5,182
Delta Air Lines, Inc.	373	18,661
Devon Energy Corp.	403	14,871
Dick’s Sporting Goods, Inc.	358	8,760
Dillard’s, Inc., Class A	50	2,540
Domino’s Pizza, Inc.	7	1,281
Domtar Corp.	384	18,171
Douglas Emmett, Inc.	237	9,430

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	11

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Long

United States (continued)
DST Systems, Inc.	26	$1,524
Eastman Chemical Co.	38	3,451
Eaton Vance Corp.	223	11,255
eBay, Inc.	370	13,927
Echostar Corp, Class A	13	727
Eli Lilly & Co.	13	1,065
EMCOR Group, Inc.	298	23,992
Emerson Electric Co.	137	8,831
Energizer Holdings, Inc.	120	5,159
EnLink Midstream LLC	188	2,914
EOG Resources, Inc.	340	33,956
Equity Commonwealth	846	25,422
Equity LifeStyle Properties, Inc.	75	6,636
Equity Residential	58	3,901
Estee Lauder Cos., Inc., Class A	72	8,050
Euronet Worldwide, Inc.	168	16,236
Evercore Partners, Inc., Class A	108	8,651
Everest Re Group Ltd.	52	12,347
Exelixis, Inc.	50	1,240
Express Scripts Holding Co.	141	8,642
Extra Space Storage, Inc.	42	3,427
Exxon Mobil Corp.	576	48,010
F5 Networks, Inc.	22	2,668
FactSet Research Systems, Inc.	66	12,531
Fair Isaac Corp.	94	13,645
Federal Realty Investment Trust	23	2,772
Fifth Third Bancorp	143	4,133
First Data Corp., Class A	1,560	27,784
FirstEnergy Corp.	150	4,943
Flex Ltd.	802	14,276
Fortive Corp.	281	20,305
Freeport-McMoRan, Inc.	514	7,186
Fresh Del Monte Produce, Inc.	43	1,914
GameStop Corp., Class A	896	16,746
General Mills, Inc.	19	986
GoDaddy, Inc., Class A	632	29,514
Graham Holdings Co., Class B	11	6,121
Graphic Packaging Holding Co.	1,251	19,378
Haemonetics Corp.	88	4,185
Halliburton Co.	150	6,411
Hancock Holding Co.	41	1,999
Hartford Financial Services Group, Inc.	196	10,790
Hasbro, Inc.	47	4,352
HealthSouth Corp.	318	14,673
Heartland Express, Inc.	364	7,764
Henry Schein, Inc.	54	4,244
Herman Miller, Inc.	60	2,016
Hess Corp.	110	4,858
Hewlett Packard Enterprise Co.	670	9,326
Highwoods Properties, Inc.	393	20,063
Hill-Rom Holdings, Inc.	15	1,211
HollyFrontier Corp.	84	3,104
Home Depot, Inc.	283	46,916
Host Hotels & Resorts, Inc.	176	3,443
HP, Inc.	129	2,780
Humana, Inc.	67	17,108
Huntington Ingalls Industries, Inc.	83	19,325
Huntsman Corp.	929	29,747
IDEXX Laboratories, Inc.	11	1,828
INC Research Holdings, Inc., Class A	227	12,973
International Business Machines Corp.	13	2,003
Interpublic Group of Cos., Inc.	444	8,547
Investors Bancorp, Inc.	242	3,328
Ionis Pharmaceuticals, Inc.	9	514
Jabil, Inc.	673	19,032
Juniper Networks, Inc.	111	2,756
Kellogg Co.	321	20,072
Kennametal, Inc.	324	14,143
Kroger Co.	42	869
Lamb Weston Holdings, Inc.	270	13,767

	Shares	Value
Reference Entity — Long

United States (continued)
Lancaster Colony Corp.	6	$751
Landstar System, Inc.	263	25,971
Leggett & Platt, Inc.	120	5,671
Lennox International, Inc.	194	37,079
Liberty Property Trust	447	19,167
LifePoint Health, Inc.	35	1,685
Lincoln National Corp.	112	8,487
Live Nation Entertainment, Inc.	73	3,196
Louisiana-Pacific Corp.	35	951
LPL Financial Holdings, Inc.	64	3,175
LyondellBasell Industries NV, Class A	698	72,264
Macy’s, Inc.	634	11,894
Manhattan Associates, Inc.	228	9,544
ManpowerGroup, Inc.	5	616
Marathon Oil Corp.	84	1,194
Marathon Petroleum Corp.	37	2,210
Masco Corp.	135	5,376
McDonald’s Corp.	143	23,868
McKesson Corp.	16	2,206
MDC Holdings, Inc.	18	667
Merck & Co., Inc.	52	2,865
Mettler-Toledo International, Inc.	9	6,144
MFA Financial, Inc.	2,636	21,721
Micron Technology, Inc.	197	8,729
Minerals Technologies, Inc.	4	288
Molina Healthcare, Inc.	493	33,440
Moody’s Corp.	51	7,263
MSCI, Inc.	125	14,670
Murphy Oil Corp.	638	17,067
Murphy USA, Inc.	40	2,974
National Beverage Corp.	136	13,314
National Fuel Gas Co.	161	9,346
National Health Investors, Inc.	36	2,743
NCR Corp.	272	8,728
NetApp, Inc.	29	1,288
New York Times Co., Class A	331	6,322
Newmont Mining Corp.	414	14,970
NiSource, Inc.	649	17,114
Noble Energy, Inc.	188	5,240
Nordstrom, Inc.	498	19,746
NVR, Inc.	1	3,281
Occidental Petroleum Corp.	83	5,359
Oceaneering International, Inc.	195	3,943
ON Semiconductor Corp.	41	874
Oshkosh Corp.	114	10,438
Owens & Minor, Inc.	51	1,253
Owens-Illinois, Inc.	891	21,286
Packaging Corp. of America	188	21,859
Paramount Group, Inc.	568	9,043
PepsiCo, Inc.	337	37,148
PerkinElmer, Inc.	51	3,688
Philip Morris International, Inc.	42	4,395
Piedmont Office Realty Trust, Inc., Class A	68	1,315
Pinnacle West Capital Corp.	388	34,031
Pitney Bowes, Inc.	92	1,264
PNM Resources, Inc.	438	19,009
Portland General Electric Co.	16	764
Potlatch Corp.	264	13,675
PRA Health Sciences, Inc.	201	16,367
Prudential Financial, Inc.	9	994
PS Business Parks, Inc.	17	2,250
PulteGroup, Inc.	132	3,990
PVH Corp.	43	5,453
Quest Diagnostics, Inc.	122	11,441
Raymond James Financial, Inc.	296	25,095
Raytheon Co.	39	7,028
Realogy Holdings Corp.	49	1,584
Regal Entertainment Group, Class A	117	1,913
Rockwell Automation, Inc.	212	42,574
RPC, Inc.	217	5,275

12	CONSOLIDATED SCHEDULES OF INVESTMENTS

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Long

United States (continued)
Ryman Hospitality Properties, Inc.	42	$2,777
Sanmina Corp.	29	949
Seagate Technology PLC	90	3,327
Silgan Holdings, Inc.	186	5,441
Simon Property Group, Inc.	43	6,679
Six Flags Entertainment Corp.	11	691
SLM Corp.	439	4,649
Southwest Airlines Co.	22	1,185
Southwest Gas Holdings, Inc.	237	19,526
Spirit AeroSystems Holdings, Inc., Class A	570	45,657
Stanley Black & Decker, Inc.	10	1,616
Steel Dynamics, Inc.	524	19,498
Sun Communities, Inc.	15	1,354
SVB Financial Group	15	3,289
T. Rowe Price Group, Inc.	275	25,548
Tableau Software, Inc., Class A	32	2,595
Tapestry, Inc.	201	8,231
Target Corp.	320	18,893
TD Ameritrade Holding Corp.	107	5,349
Tech Data Corp.	143	13,266
Teleflex, Inc.	39	9,242
Telephone & Data Systems, Inc.	71	2,070
TeleTech Holdings, Inc.	142	5,914
Tenneco, Inc.	89	5,172
Teradyne, Inc.	168	7,206
Tetra Tech, Inc.	182	8,964
Thor Industries, Inc.	10	1,362
Time, Inc.	66	766
TJX Cos., Inc.	410	28,618
Torchmark Corp.	72	6,057
Toro Co.	645	40,538
Transocean Ltd.	2,041	21,432
UDR, Inc.	43	1,668
United Continental Holdings, Inc.	68	3,977
United States Cellular Corp.	60	2,195
United Therapeutics Corp.	216	25,615
Univar, Inc.	136	4,046
US Foods Holding Corp.	54	1,473
Valero Energy Corp.	207	16,330
Vantiv, Inc., Class A	334	23,380
Varian Medical Systems, Inc.	104	10,836
Vector Group Ltd.	48	997
Versum Materials, Inc.	113	4,755
Viavi Solutions, Inc.	93	863
Vishay Intertechnology, Inc.	2,606	57,984
Wabco Holdings, Inc.	50	7,379
Walgreens Boots Alliance, Inc.	1	66
Washington Real Estate Investment Trust	344	11,073
WellCare Health Plans, Inc.	11	2,175
Wendy’s Co.	680	10,343
Western Alliance Bancorp	66	3,683
Williams-Sonoma, Inc.	48	2,477
World Fuel Services Corp.	49	1,362
Worthington Industries, Inc.	233	10,602
Wp Carey, Inc.	25	1,704
WW Grainger, Inc.	23	4,547
Wyndham Worldwide Corp.	226	24,148
Xerox Corp.	664	20,126
Xilinx, Inc.	50	3,685
Yum China Holdings, Inc.	3,664	147,833

		3,356,545

Total Reference Entity — Long		9,951,432

Reference Entity — Short
Austria
IMMOFINANZ AG	(8,960)	(22,644)

	Shares	Value
Reference Entity — Short

Belgium
Elia System Operator SA/NV	(138)	$(8,005)
Groupe Bruxelles Lambert SA	(55)	(5,907)
Ontex Group NV	(53)	(1,864)
UCB SA	(12)	(874)
Umicore SA	(146)	(6,525)

		(23,175)
China
ANTA Sports Products Ltd.	(3,000)	(13,419)
Beijing Enterprises Water Group Ltd.	(116,000)	(97,478)
BOC Hong Kong Holdings Ltd.	(2,500)	(11,913)
Brilliance China Automotive Holdings Ltd.	(18,000)	(45,614)
China Cinda Asset Management Co. Ltd., H Shares	(60,000)	(23,316)
China Conch Venture Holdings Ltd.	(3,500)	(7,136)
China Everbright International Ltd.	(81,000)	(114,279)
China Galaxy Securities Co. Ltd., H Shares	(47,500)	(41,442)
China Life Insurance Co. Ltd., H Shares	(15,000)	(49,730)
China Longyuan Power Group Corp. Ltd., H Shares	(20,000)	(14,832)
China Medical System Holdings Ltd.	(6,000)	(11,095)
China Mengniu Dairy Co. Ltd.	(10,000)	(27,712)
China Merchants Bank Co. Ltd., H Shares	(2,500)	(9,547)
China Merchants Port Holdings Co. Ltd.	(12,242)	(38,295)
China Pacific Insurance Group Co. Ltd., H Shares	(4,000)	(19,751)
China Resources Gas Group Ltd.	(10,000)	(36,630)
China Resources Land Ltd.	(2,000)	(5,969)
China State Construction International Holdings Ltd.	(10,000)	(14,051)
China Taiping Insurance Holdings Co. Ltd.	(16,800)	(55,402)
CITIC Ltd.	(16,000)	(23,439)
CITIC Securities Co. Ltd., H Shares	(24,000)	(53,325)
CNOOC Ltd.	(19,000)	(25,942)
CRRC Corp. Ltd., H Shares	(36,000)	(35,522)
Far East Horizon Ltd.	(6,000)	(5,962)
Fosun International Ltd.	(7,000)	(17,367)
GF Securities Co. Ltd., H Shares	(5,000)	(10,663)
Haitong Securities Co. Ltd., H Shares	(26,000)	(41,163)
Huatai Securities Co. Ltd., H Shares	(8,000)	(17,280)
Minth Group Ltd.	(10,000)	(54,025)
PICC Property & Casualty Co. Ltd., H Shares	(16,000)	(31,752)
Semiconductor Manufacturing International Corp.	(30,500)	(46,800)
Sihuan Pharmaceutical Holdings Group Ltd.	(17,000)	(6,150)
Sino-Ocean Group Holding Ltd.	(48,000)	(31,346)
SOHO China Ltd.	(85,500)	(49,533)
Sunac China Holdings Ltd.	(9,000)	(45,854)
Sunny Optical Technology Group Co. Ltd.	(1,000)	(14,667)
Zhuzhou CSR Times Electric Co. Ltd., H Shares	(15,500)	(90,721)

		(1,239,122)
Denmark
Chr Hansen Holding A/S	(517)	(45,243)
DONG Energy A/S	(83)	(4,651)
Genmab A/S	(36)	(7,270)
Jyske Bank A/S, Registered Shares	(21)	(1,187)
Nets A/S	(1,113)	(28,416)
William Demant Holding A/S	(825)	(23,809)

		(110,576)
Finland
Fortum Oyj	(3,501)	(74,307)
Huhtamaki Oyj	(369)	(15,717)
Kesko Oyj, B Shares	(34)	(1,736)
Nokia Oyj	(8,068)	(39,678)
Nokian Renkaat Oyj	(1,679)	(76,977)
Wartsila Oyj ABP	(50)	(3,221)

		(211,636)

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	13

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Short

France
Accor SA	(1,342)	$(66,950)
Air Liquide SA	(912)	(116,119)
Alten SA	(7)	(613)
Bureau Veritas SA	(774)	(20,726)
Danone SA	(255)	(20,841)
Groupe Eurotunnel Se	(194)	(2,438)
Iliad SA	(445)	(111,080)
Klepierre	(317)	(12,619)
Legrand SA	(14)	(1,039)
Orpea	(61)	(7,308)
Remy Cointreau SA	(74)	(9,611)
Renault SA	(82)	(8,132)
Rexel SA	(102)	(1,819)
Rubis SCA	(92)	(5,773)
Sartorius Stedim Biotech	(53)	(3,612)
Sodexo SA	(27)	(3,435)
SPIE SA	(201)	(5,289)
Technicolor SA	(858)	(3,040)
Vallourec SA	(2,164)	(11,836)
Wendel SA	(7)	(1,181)

		(413,461)
Germany
adidas AG	(35)	(7,790)
Deutsche Bank AG, Registered Shares	(2,584)	(42,350)
Deutsche Boerse AG	(85)	(8,803)
Drillisch AG	(609)	(43,203)
Evotec AG	(855)	(18,194)
Fraport AG Frankfurt Airport Services Worldwide	(228)	(21,665)
Grand City Properties SA	(68)	(1,464)
HeidelbergCement AG	(182)	(18,624)
KION Group AG	(123)	(9,856)
Krones AG	(2)	(253)
Linde AG	(96)	(20,734)
MAN SE	(12)	(1,329)
Porsche Automobil Holding SE, Preference Shares	(502)	(36,734)
Symrise AG	(114)	(8,884)
thyssenkrupp AG	(727)	(19,503)
United Internet AG, Registered Shares	(150)	(9,513)

		(268,899)
Hong Kong
ASM Pacific Technology Ltd.	(700)	(10,213)
China Gas Holdings Ltd.	(20,000)	(60,802)
CK Infrastructure Holdings Ltd.	(6,500)	(56,596)
Dah Sing Financial Holdings Ltd.	(1,200)	(8,064)
GCL-Poly Energy Holdings Ltd.	(306,000)	(52,614)
Hang Lung Group Ltd.	(1,000)	(3,514)
Hang Lung Properties Ltd.	(5,000)	(11,481)
HKT Trust & HKT Ltd.	(14,000)	(17,102)
Li & Fung Ltd.	(24,000)	(12,096)
Luk Fook Holdings International Ltd.	(2,000)	(8,460)
Man Wah Holdings Ltd.	(18,000)	(16,262)
New World Development Co. Ltd.	(39,098)	(58,292)
Orient Overseas International Ltd.	(2,500)	(24,066)
Sands China Ltd.	(2,000)	(9,435)
Shangri-La Asia Ltd.	(6,000)	(11,946)
Swire Pacific Ltd., Class A	(6,000)	(59,292)
Swire Properties Ltd.	(4,400)	(14,869)

		(435,104)
Ireland
COSMO Pharmaceuticals NV	(198)	(28,678)
Greencore Group PLC	(5,381)	(13,777)

		(42,455)
Italy
Banca Popolare di Sondrio SCPA	(319)	(1,262)
Davide Campari-Milano SpA	(1,369)	(10,961)

	Shares	Value
Reference Entity — Short

Italy (continued)
Interpump Group SpA	(76)	$(2,558)
Luxottica Group SpA	(44)	(2,524)
Poste Italiane SpA	(333)	(2,434)
Salvatore Ferragamo SpA	(361)	(9,474)
UniCredit SpA	(265)	(5,064)
Unione di Banche Italiane SpA	(259)	(1,216)

		(35,493)
Japan
Advantest Corp.	(400)	(9,137)
AEON Financial Service Co. Ltd.	(1,300)	(27,919)
Asics Corp.	(800)	(12,230)
Bank of Kyoto Ltd.	(400)	(21,007)
Chiba Bank Ltd.	(1,000)	(7,666)
Coca-Cola Bottlers Japan, Inc.	(200)	(6,998)
Concordia Financial Group Ltd.	(400)	(2,118)
Daifuku Co. Ltd.	(600)	(29,255)
Dai-ichi Life Holdings, Inc.	(100)	(1,910)
Daikin Industries Ltd.	(200)	(22,102)
DeNA Co. Ltd.	(300)	(7,055)
Disco Corp.	(100)	(23,173)
FamilyMart UNY Holdings Co. Ltd.	(300)	(17,051)
Fuji Oil Holdings, Inc.	(1,000)	(26,961)
GMO Payment Gateway, Inc.	(300)	(21,950)
Hitachi Transport System Ltd.	(300)	(7,424)
Hokuhoku Financial Group, Inc.	(100)	(1,648)
Isetan Mitsukoshi Holdings Ltd.	(300)	(3,270)
Isuzu Motors Ltd.	(200)	(2,921)
Itoham Yonekyu Holdings, Inc.	(1,900)	(18,127)
Japan Tobacco, Inc.	(100)	(3,310)
Kansai Paint Co. Ltd.	(1,100)	(28,273)
Kawasaki Kisen Kaisha Ltd.	(100)	(2,611)
Kyushu Financial Group, Inc.	(400)	(2,542)
LINE Corp.	(100)	(4,142)
M3, Inc.	(3,200)	(95,445)
Mebuki Financial Group, Inc.	(5,400)	(22,528)
MINEBEA MITSUMI, Inc.	(1,500)	(27,500)
MISUMI Group, Inc.	(100)	(2,740)
Mitsubishi UFJ Financial Group, Inc.	(2,200)	(14,923)
Mitsubishi UFJ Lease & Finance Co. Ltd.	(100)	(528)
Mizuho Financial Group, Inc.	(24,300)	(44,150)
MonotaRO Co. Ltd.	(2,600)	(71,598)
NGK Spark Plug Co. Ltd.	(600)	(13,693)
Nippon Yusen KK	(200)	(4,230)
Nipro Corp.	(200)	(2,916)
Nishi-Nippon Railroad Co. Ltd.	(200)	(5,347)
Nissan Shatai Co. Ltd.	(200)	(2,140)
NOK Corp.	(300)	(7,369)
Nomura Holdings, Inc.	(300)	(1,717)
Odakyu Electric Railway Co. Ltd.	(400)	(7,825)
Ono Pharmaceutical Co. Ltd.	(1,600)	(36,671)
Orient Corp.	(400)	(648)
Otsuka Holdings Co. Ltd.	(100)	(4,177)
Rakuten, Inc.	(5,800)	(62,065)
Resona Holdings, Inc.	(400)	(2,162)
Resorttrust, Inc.	(2,400)	(47,255)
Ricoh Co. Ltd.	(300)	(2,784)
Santen Pharmaceutical Co. Ltd.	(500)	(7,945)
Sekisui House Ltd.	(1,500)	(28,048)
Shimano, Inc.	(200)	(27,368)
Shin-Etsu Chemical Co. Ltd.	(200)	(21,092)
SKY Perfect JSAT Holdings, Inc.	(1,300)	(6,028)
Stanley Electric Co. Ltd.	(300)	(11,074)
Start Today Co. Ltd.	(300)	(8,217)
Sumco Corp.	(2,500)	(55,066)
Sumitomo Electric Industries Ltd.	(500)	(8,513)
Sumitomo Forestry Co. Ltd.	(500)	(8,420)
Sumitomo Mitsui Financial Group, Inc.	(100)	(4,006)
Suntory Beverage & Food Ltd.	(400)	(18,405)
Taiheiyo Cement Corp.	(200)	(7,994)

14	CONSOLIDATED SCHEDULES OF INVESTMENTS

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Short

Japan (continued)
Takara Holdings, Inc.	(200)	$(1,956)
Tobu Railway Co. Ltd.	(400)	(11,735)
Tokyu Corp.	(100)	(1,513)
Toyo Tire & Rubber Co. Ltd.	(100)	(2,263)
Toyota Industries Corp.	(300)	(18,465)
Ushio, Inc.	(100)	(1,388)
Yamada Denki Co. Ltd.	(2,600)	(13,830)
Yamaha Corp.	(200)	(7,858)
Yaskawa Electric Corp.	(900)	(32,248)

		(1,094,643)
Jordan
Hikma Pharmaceuticals PLC	(2,773)	(42,862)

Luxembourg
ArcelorMittal	(420)	(12,027)

Macau
MGM China Holdings Ltd.	(25,200)	(56,849)
Wynn Macau Ltd.	(8,400)	(21,565)

		(78,414)
Mexico
Fresnillo PLC	(2,596)	(44,896)

Netherlands
Altice NV, Class A	(2,241)	(42,262)
Altice NV, Class B	(695)	(13,104)
Boskalis Westminster	(165)	(5,898)
OCI NV	(1,983)	(47,042)
Royal Dutch Shell PLC, B Shares	(202)	(6,504)
TomTom NV	(2,897)	(33,005)

		(147,815)
Norway
Gjensidige Forsikring ASA	(46)	(866)
Schibsted ASA, B Shares	(106)	(2,488)
Yara International ASA	(102)	(4,844)

		(8,198)
Portugal
Galp Energia SGPS SA	(2,027)	(37,686)
NOS SGPS SA	(417)	(2,499)

		(40,185)
Singapore
CapitaLand Ltd.	(7,800)	(21,005)
City Developments Ltd.	(1,300)	(12,346)
DBS Group Holdings Ltd.	(1,012)	(16,899)
Global Logistic Properties Ltd.	(15,900)	(38,730)
Singapore Telecommunications Ltd.	(16,900)	(46,508)

		(135,488)
South Africa
Mediclinic International PLC	(548)	(4,236)

South Korea
CJ Korea Express Corp.	(218)	(30,555)
Dongsuh Cos., Inc.	(552)	(13,552)
GS Retail Co. Ltd.	(460)	(13,715)
Hyundai Heavy Industries Co. Ltd.	(35)	(4,895)
KEPCO Plant Service & Engineering Co. Ltd.	(377)	(13,912)
Mirae Asset Daewoo Co. Ltd.	(2,889)	(26,217)
Samsung Biologics Co. Ltd.	(3)	(1,029)
Samsung Heavy Industries Co. Ltd.	(2,049)	(21,595)

		(125,470)
Spain
Almirall SA	(1,118)	(10,822)

	Shares	Value
Reference Entity — Short

Spain (continued)
Atresmedia Corp. de Medios de Comunicacion SA	(265)	$(2,723)
Banco de Sabadell SA	(1,031)	(2,064)
Banco Santander SA	(1,339)	(64)
Banco Santander SA	(1,339)	(9,077)
Ferrovial SA	(152)	(3,301)
Ferrovial SA, Rights	(152)	(73)
Industria de Diseno Textil SA	(891)	(33,304)
Prosegur Cia de Seguridad SA	(790)	(6,029)
Siemens Gamesa Renewable Energy SA	(1,653)	(23,968)
Zardoya Otis SA	(1)	(11)

		(91,436)
Sweden
AAK AB	(34)	(2,748)
Assa Abloy AB, Class B	(192)	(4,048)
Elekta AB, B Shares	(1,103)	(10,607)
Hexagon AB, B Shares	(33)	(1,692)
Hexpol AB	(491)	(4,966)
Investor AB, B Shares	(286)	(14,170)
Securitas AB, B Shares	(88)	(1,544)
Skanska AB, B Shares	(398)	(8,728)
Swedish Orphan Biovitrum AB	(377)	(5,586)
Telefonaktiebolaget LM Ericsson, B Shares	(641)	(4,034)

		(58,123)
Switzerland
Aryzta AG	(399)	(12,668)
Barry Callebaut AG, Registered Shares	(20)	(31,250)
Credit Suisse Group AG, Registered Shares	(2,915)	(45,937)
Dufry AG, Registered Shares	(14)	(2,084)
Emmi AG, Registered Shares	(15)	(9,365)
Geberit AG, Registered Shares	(10)	(4,528)
Glencore PLC	(744)	(3,588)
Nestlé SA, Registered Shares	(92)	(7,741)
Pargesa Holding SA	(132)	(11,054)
Sunrise Communications Group AG	(42)	(3,494)
Temenos Group AG, Registered Shares	(5)	(577)
Valiant Holding AG, Registered Shares	(59)	(6,074)
Vifor Pharma AG	(240)	(30,869)

		(169,229)
Taiwan
Asia Cement Corp.	(5,000)	(4,461)
Asustek Computer, Inc.	(2,000)	(17,320)
Cathay Financial Holding Co. Ltd.	(1,000)	(1,652)
China Development Financial Holding Corp.	(87,000)	(26,672)
China Steel Corp.	(23,000)	(18,729)
Chunghwa Telecom Co. Ltd.	(34,000)	(116,108)
Delta Electronics, Inc.	(16,000)	(76,987)
E.Sun Financial Holding Co. Ltd.	(21,483)	(13,076)
Eclat Textile Co. Ltd.	(542)	(6,480)
Far EasTone Telecommunications Co. Ltd.	(23,000)	(54,004)
Formosa Petrochemical Corp.	(4,000)	(14,002)
Formosa Plastics Corp.	(13,000)	(39,630)
Fubon Financial Holding Co. Ltd.	(2,000)	(3,187)
Inventec Corp.	(62,000)	(48,181)
MediaTek, Inc.	(8,000)	(91,036)
Mega Financial Holding Co. Ltd.	(107,000)	(84,112)
Nan Ya Plastics Corp.	(15,000)	(37,017)
Novatek Microelectronics Corp.	(2,000)	(7,408)
Shin Kong Financial Holding Co. Ltd.	(104,000)	(33,277)
SinoPac Financial Holdings Co. Ltd.	(28,980)	(8,891)
Taiwan Cement Corp.	(4,000)	(4,446)
Taiwan Mobile Co. Ltd.	(22,000)	(78,435)

		(785,111)

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	15

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Short

United Kingdom
Aggreko PLC	(748)	$(9,309)
Ashtead Group PLC	(573)	(14,760)
ASOS PLC	(198)	(14,978)
Babcock International Group PLC	(223)	(2,405)
Bellway PLC	(713)	(34,570)
boohoo.com PLC	(2,493)	(6,639)
BP PLC	(810)	(5,494)
British American Tobacco PLC	(72)	(4,652)
British Land Co. PLC	(705)	(5,629)
Cairn Energy PLC	(14,324)	(40,224)
Dixons Carphone PLC	(2,696)	(6,210)
Domino’s Pizza Group PLC	(2,184)	(9,737)
Drax Group PLC	(914)	(3,372)
Experian PLC	(185)	(3,898)
Greene King PLC	(1,984)	(14,256)
Halma PLC	(268)	(4,205)
IG Group Holdings PLC	(1,007)	(8,740)
Informa PLC	(533)	(4,934)
Inmarsat PLC	(1,513)	(12,480)
Johnson Matthey PLC	(74)	(3,322)
Ladbrokes Coral Group PLC	(13,833)	(23,406)
Lancashire Holdings Ltd.	(288)	(2,875)
Melrose Industries PLC	(717)	(2,094)
Merlin Entertainments PLC	(679)	(3,416)
Metro Bank PLC	(560)	(26,443)
National Grid PLC	(2,736)	(32,934)
Old Mutual PLC	(489)	(1,240)
Pearson PLC	(497)	(4,641)
Phoenix Group Holdings	(665)	(6,684)
Reckitt Benckiser Group PLC	(130)	(11,631)
Rolls-Royce Holdings PLC	(1,169)	(15,107)
Rolls-Royce Holdings PLC	(53,774)	(71)
Rotork PLC	(1,726)	(6,023)
Royal Bank of Scotland Group PLC	(12,010)	(45,116)
RPC Group PLC	(6,763)	(84,636)
Serco Group PLC	(11,993)	(18,575)
Sky PLC	(709)	(8,880)

		(503,586)
United States
ABIOMED, Inc.	(87)	(16,784)
ACADIA Pharmaceuticals, Inc.	(85)	(2,961)
Acadia Realty Trust	(117)	(3,294)
Actuant Corp., Class A	(137)	(3,494)
Acuity Brands, Inc.	(8)	(1,338)
Advance Auto Parts, Inc.	(21)	(1,717)
Advisory Board Co.	(300)	(16,178)
AECOM	(9)	(316)
AK Steel Holding Corp.	(395)	(1,813)
Akamai Technologies, Inc.	(62)	(3,240)
Albemarle Corp.	(85)	(11,976)
Alexandria Real Estate Equities, Inc.	(110)	(13,636)
Allegiant Travel Co.	(71)	(9,684)
ALLETE, Inc.	(314)	(24,602)
Allscripts Healthcare Solutions, Inc.	(711)	(9,584)
Altria Group, Inc.	(121)	(7,771)
American Campus Communities, Inc.	(139)	(5,780)
American Water Works Co., Inc.	(123)	(10,794)
AMETEK, Inc.	(649)	(43,801)
Amphenol Corp., Class A	(711)	(61,857)
Apple Inc.	(188)	(31,780)
Aqua America, Inc.	(808)	(28,668)
Aramark	(198)	(8,651)
athenahealth, Inc.	(16)	(2,046)
Avexis, Inc.	(367)	(38,355)
Avis Budget Group, Inc.	(95)	(3,919)
Avnet, Inc.	(117)	(4,657)
B&G Foods, Inc.	(446)	(14,183)
Bank of the Ozarks, Inc.	(107)	(4,988)
BB&T Corp.	(397)	(19,548)

	Shares	Value
Reference Entity — Short

United States (continued)
Belden, Inc.	(96)	$(7,671)
Berkshire Hathaway, Inc., Class B	(63)	(11,777)
BioMarin Pharmaceutical, Inc.	(57)	(4,679)
Bio-Rad Laboratories, Inc., Class A	(12)	(2,637)
Bio-Techne Corp.	(110)	(14,412)
Black Hills Corp.	(136)	(8,875)
Blackbaud, Inc.	(121)	(12,257)
Bluebird Bio, Inc.	(160)	(22,256)
Brixmor Property Group, Inc.	(278)	(4,857)
Brookdale Senior Living, Inc.	(48)	(481)
Brown & Brown, Inc.	(199)	(9,918)
Bunge Ltd.	(67)	(4,608)
CACI International, Inc., Class A	(21)	(3,019)
Calpine Corp.	(660)	(9,860)
Carlisle Cos., Inc.	(63)	(6,919)
Casey’s General Stores, Inc.	(44)	(5,041)
Cavium, Inc.	(33)	(2,277)
Cerner Corp.	(193)	(13,031)
Chemical Financial Corp.	(127)	(6,692)
Ciena Corp.	(26)	(553)
Cincinnati Financial Corp.	(173)	(12,139)
CNO Financial Group, Inc.	(136)	(3,260)
Cognex Corp.	(72)	(8,867)
Colfax Corp.	(468)	(19,520)
Columbia Sportswear Co.	(134)	(8,359)
CommScope Holding Co., Inc.	(19)	(611)
Community Bank System, Inc.	(43)	(2,377)
Constellation Brands, Inc., Class A	(29)	(6,354)
Continental Resources, Inc.	(112)	(4,560)
Coty, Inc., Class A	(563)	(8,670)
Cree, Inc.	(871)	(31,095)
Crown Castle International Corp.	(95)	(10,173)
CyrusOne, Inc.	(50)	(3,070)
Danaher Corp.	(189)	(17,439)
Darling Ingredients, Inc.	(283)	(5,165)
Dell Technologies, Inc., Class V	(61)	(5,049)
DexCom, Inc.	(38)	(1,709)
Diebold Nixdorf, Inc.	(1,330)	(25,669)
DISH Network Corp., Class A	(10)	(485)
Dorman Products, Inc.	(17)	(1,175)
Dril-Quip, Inc.	(84)	(3,536)
DXC Technology Co.	(97)	(8,877)
Dycom Industries, Inc.	(18)	(1,581)
Education Realty Trust, Inc.	(150)	(5,235)
Ellie Mae, Inc.	(22)	(1,979)
Envision Healthcare Corp.	(181)	(7,711)
EPAM Systems, Inc.	(664)	(60,524)
EQT Corp.	(11)	(688)
Erie Indemnity Co., Class A	(36)	(4,349)
Eversource Energy	(103)	(6,452)
Exact Sciences Corp.	(44)	(2,420)
Fidelity National Information Services, Inc.	(254)	(23,561)
Financial Engines, Inc.	(30)	(1,083)
First Financial Bankshares, Inc.	(135)	(6,163)
First Republic Bank	(42)	(4,091)
Fleetcor Technologies, Inc.	(27)	(4,462)
FLIR Systems, Inc.	(571)	(26,734)
Flowserve Corp.	(172)	(7,580)
Fluor Corp.	(93)	(4,007)
FNB Corp.	(53)	(715)
Forest City Realty Trust, Inc., Class A	(38)	(936)
Generac Holdings, Inc.	(16)	(833)
Genesee & Wyoming, Inc., Class A	(852)	(61,157)
GEO Group, Inc.	(309)	(8,019)
GGP, Inc.	(176)	(3,425)
Global Payments, Inc.	(264)	(27,443)
Goldman Sachs Group, Inc.	(45)	(10,912)
Gramercy Property Trust	(137)	(4,069)
GrubHub, Inc.	(142)	(8,665)
Gulfport Energy Corp.	(1,742)	(23,865)

16	CONSOLIDATED SCHEDULES OF INVESTMENTS

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Short

United States (continued)
Hanesbrands, Inc.	(120)	$(2,700)
Harley-Davidson, Inc.	(121)	(5,728)
HCP, Inc.	(625)	(16,150)
HD Supply Holdings, Inc.	(130)	(4,601)
Healthcare Services Group, Inc.	(320)	(16,925)
Healthcare Trust of America, Inc., Class A	(305)	(9,165)
Hillenbrand, Inc.	(20)	(791)
Hilltop Holdings, Inc.	(168)	(3,958)
Hope Bancorp, Inc.	(452)	(8,339)
Hubbell, Inc.	(63)	(7,927)
Huntington Bancshares, Inc.	(1,202)	(16,588)
ICU Medical, Inc.	(6)	(1,147)
Incyte Corp.	(24)	(2,718)
Insulet Corp.	(157)	(9,233)
Integra LifeSciences Holdings Corp.	(326)	(15,250)
International Flavors & Fragrances, Inc.	(20)	(2,948)
Intrexon Corp.	(1,016)	(16,612)
Invesco Mortgage Capital, Inc.	(333)	(5,734)
Iron Mountain, Inc.	(323)	(12,920)
j2 Global, Inc.	(27)	(2,002)
JM Smucker Co.	(90)	(9,545)
John Bean Technologies Corp.	(272)	(29,077)
Keysight Technologies, Inc.	(122)	(5,450)
Kimco Realty Corp.	(89)	(1,616)
Kinder Morgan, Inc.	(68)	(1,231)
Kirby Corp.	(455)	(32,237)
Kite Realty Group Trust	(525)	(9,812)
L Brands, Inc.	(154)	(6,628)
LCI Industries	(5)	(619)
Lennar Corp., Class A	(592)	(32,957)
Lexington Realty Trust	(110)	(1,113)
Liberty Broadband Corp., Class C	(39)	(3,404)
Liberty Expedia Holdings, Inc., Class A	(318)	(14,660)
Liberty Interactive Corp. QVC Group, Class A	(381)	(8,656)
Liberty Ventures, Series A	(131)	(7,462)
Life Storage, Inc.	(64)	(5,172)
Lithia Motors, Inc., Class A	(115)	(13,016)
Lululemon Athletica, Inc.	(297)	(18,268)
Lumentum Holdings, Inc.	(40)	(2,526)
Macerich Co.	(282)	(15,397)
MACOM Technology Solutions Holdings, Inc., H Shares	(20)	(818)
Macquarie Infrastructure Corp.	(686)	(47,711)
Markel Corp.	(7)	(7,590)
Marriott International, Inc., Class A	(91)	(10,873)
Martin Marietta Materials, Inc.	(138)	(29,925)
Mattel, Inc.	(721)	(10,181)
MEDNAX, Inc.	(544)	(23,822)
Mercury General Corp.	(246)	(13,769)
MetLife, Inc.	(464)	(24,861)
Microchip Technology, Inc.	(68)	(6,446)
Middleby Corp.	(50)	(5,795)
Molson Coors Brewing Co., Class B	(256)	(20,703)
Monolithic Power Systems, Inc.	(7)	(852)
Mosaic Co.	(205)	(4,580)
Nabors Industries Ltd.	(628)	(3,536)
National General Holdings Corp.	(339)	(6,841)
Navistar International Corp.	(68)	(2,877)
Netflix, Inc.	(12)	(2,357)
Neurocrine Biosciences, Inc.	(209)	(12,981)
New Jersey Resources Corp.	(353)	(15,691)
New York Community Bancorp, Inc.	(576)	(7,235)
Newell Brands, Inc.	(114)	(4,649)
NIKE, Inc., Class B	(44)	(2,420)
Oasis Petroleum, Inc.	(1,973)	(18,645)
OneMain Holdings, Inc.	(49)	(1,557)
OPKO Health, Inc.	(4,198)	(28,253)
Ormat Technologies, Inc.	(306)	(19,869)
Pacira Pharmaceuticals, Inc.	(296)	(9,487)
Palo Alto Networks, Inc.	(25)	(3,680)

	Shares	Value
Reference Entity — Short

United States (continued)
Pandora Media, Inc.	(314)	$(2,295)
Parsley Energy, Inc., Class A	(157)	(4,176)
Patterson Cos., Inc.	(123)	(4,551)
PDC Energy, Inc.	(149)	(7,589)
Pebblebrook Hotel Trust	(218)	(7,774)
Penske Automotive Group, Inc.	(37)	(1,725)
Physicians Realty Trust	(376)	(6,535)
Pinnacle Financial Partners, Inc.	(17)	(1,125)
PPL Corp.	(357)	(13,409)
PRA Group, Inc.	(2)	(56)
Pricesmart, Inc.	(9)	(754)
Prosperity Bancshares, Inc.	(53)	(3,486)
Puma Biotechnology, Inc.	(44)	(5,601)
QTS Realty Trust, Inc., Class A	(159)	(9,198)
QUALCOMM, Inc.	(232)	(11,834)
Range Resources Corp.	(211)	(3,821)
Realty Income Corp.	(69)	(3,703)
Regency Centers Corp.	(14)	(862)
Regeneron Pharmaceuticals, Inc.	(52)	(20,936)
ResMed, Inc.	(245)	(20,624)
RLI Corp.	(32)	(1,891)
RLJ Lodging Trust	(392)	(8,491)
Rockwell Collins, Inc.	(151)	(20,476)
Roper Technologies, Inc.	(265)	(68,415)
Royal Gold, Inc.	(75)	(6,308)
RSP Permian, Inc.	(519)	(17,859)
Sabre Corp.	(979)	(19,149)
salesforce.com, Inc.	(583)	(59,664)
Sarepta Therapeutics, Inc.	(20)	(986)
Scotts Miracle-Gro Co.	(117)	(11,656)
Seattle Genetics, Inc.	(14)	(858)
SEI Investments Co.	(55)	(3,548)
SemGroup Corp., Class A	(181)	(4,715)
Service Corp. International	(44)	(1,560)
ServiceMaster Global Holdings, Inc.	(608)	(28,643)
Signature Bank	(8)	(1,040)
Silicon Laboratories, Inc.	(17)	(1,613)
Skechers U.S.A., Inc., Class A	(56)	(1,788)
Skyworks Solutions, Inc.	(40)	(4,554)
SL Green Realty Corp.	(84)	(8,037)
SM Energy Co.	(173)	(3,690)
South Jersey Industries, Inc.	(647)	(21,979)
Southern Co.	(105)	(5,481)
Spirit Airlines, Inc.	(509)	(18,879)
Sprint Corp.	(504)	(3,296)
Sprouts Farmers Market, Inc.	(20)	(370)
Starbucks Corp.	(317)	(17,384)
Starwood Waypoint Homes	(432)	(15,686)
Stericycle, Inc.	(19)	(1,346)
Stifel Financial Corp.	(42)	(2,227)
STORE Capital Corp.	(237)	(5,852)
Summit Materials, Inc., Class A	(196)	(6,154)
Sunstone Hotel Investors, Inc.	(177)	(2,889)
Synchrony Financial	(145)	(4,730)
SYNNEX Corp.	(75)	(10,116)
Taubman Centers, Inc.	(68)	(3,211)
Teledyne Technologies, Inc.	(82)	(13,937)
TESARO, Inc.	(128)	(14,819)
Texas Capital Bancshares, Inc.	(126)	(10,842)
T-Mobile U.S., Inc.	(173)	(10,340)
Tractor Supply Co.	(277)	(16,692)
TreeHouse Foods, Inc.	(396)	(26,286)
TRI Pointe Group, Inc.	(353)	(6,245)
Tribune Media Co., Class A	(56)	(2,292)
TripAdvisor, Inc.	(230)	(8,625)
Twitter, Inc.	(2,876)	(59,303)
U.S. Silica Holdings, Inc.	(533)	(16,262)
Ulta Salon Cosmetics & Fragrance, Inc.	(22)	(4,439)
Ultimate Software Group, Inc.	(145)	(29,376)
Umpqua Holdings Corp.	(774)	(15,836)

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	17

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Short

United States (continued)
Under Armour, Inc., Class A	(39)	$(488)
Under Armour, Inc., Class C	(855)	(9,858)
United Bankshares, Inc.	(411)	(14,775)
United States Steel Corp.	(83)	(2,102)
Uniti Group, Inc.	(302)	(5,285)
Universal Display Corp.	(137)	(20,071)
USG Corp.	(19)	(652)
Vail Resorts, Inc.	(9)	(2,061)
Valvoline, Inc.	(327)	(7,855)
Veeva Systems, Inc., Class A	(70)	(4,266)
Ventas, Inc.	(18)	(1,130)
VEREIT, Inc.	(169)	(1,333)
Verisk Analytics, Inc.	(83)	(7,059)
Vertex Pharmaceuticals, Inc.	(4)	(585)
VF Corp.	(127)	(8,846)
Viacom, Inc., Class B	(94)	(2,259)
ViaSat, Inc.	(531)	(34,568)
Walt Disney Co.	(119)	(11,639)
Washington Prime Group, Inc.	(801)	(6,272)
Webster Financial Corp.	(149)	(8,194)
Welbilt, Inc.	(862)	(19,016)
Wells Fargo & Co.	(590)	(33,123)
Welltower, Inc.	(162)	(10,848)
WESCO International, Inc.	(99)	(6,252)
WEX, Inc.	(189)	(23,359)
Weyerhaeuser Co.	(822)	(29,518)
White Mountains Insurance Group Ltd.	(11)	(9,781)
Whiting Petroleum Corp.	(456)	(2,741)
Woodward, Inc.	(90)	(6,960)
Workday, Inc., Class A	(15)	(1,665)
WR Berkley Corp.	(80)	(5,486)
Xylem, Inc.	(40)	(2,661)
Zimmer Biomet Holdings, Inc.	(166)	(20,189)

		(2,875,125)

Total Reference Entity — Short		(9,019,409)

Net Value of Reference Entity — Bank of America N.A.		$932,023

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A., as of period end, expiration dates 2/09/18-2/14/18:

	Shares	Value
Reference Entity — Long

Austria
Oesterreichische Post AG	2,072	$92,010
voestalpine AG	437	24,026
Wienerberger AG	212	5,439

		121,475
Belgium
Ageas	581	28,176
bpost SA	2,625	74,009
D’ieteren SA/NV	10	457
KBC Group NV	128	10,633
Proximus SADP	971	32,243
Solvay SA	45	6,685
Telenet Group Holding NV	161	11,135

		163,338
Bermuda
Aspen Insurance Holdings Ltd.	19	815

	Shares	Value
Reference Entity — Long

Bermuda (continued)
Marvell Technology Group Ltd.	335	$6,187

		7,002
China
Air China Ltd., H Shares	4,000	3,814
China Everbright Ltd.	8,000	18,983
China Petroleum & Chemical Corp., H Shares	6,000	4,406
China Railway Construction Corp. Ltd., H Shares	6,000	7,535
China Railway Group Ltd., H Shares	12,000	9,646
China Resources Power Holdings Co. Ltd.	4,000	7,692
China Telecom Corp. Ltd., H Shares	52,000	26,078
China Unicom Hong Kong Ltd.	4,000	5,675
China Vanke Co. Ltd., H Shares	3,700	13,171
Haitian International Holdings Ltd.	24,000	71,870
Lenovo Group Ltd.	2,000	1,160
Logan Property Holdings Co. Ltd.	36,000	33,350
People’s Insurance Co. Group of China Ltd., H Shares	6,000	2,856
Ping An Insurance Group Co. of China Ltd., H Shares	9,000	79,092
Tingyi Cayman Islands Holding Corp.	6,000	9,461
Zhongsheng Group Holdings Ltd.	3,000	6,166

		300,955
Denmark
Carlsberg A/S, Class B	56	6,398
Dfds A/S	172	9,975
Rockwool International A/S, B Shares	51	13,846
Royal Unibrew A/S	119	6,851
Sydbank A/S	265	10,345
Topdanmark A/S	464	19,074
Vestas Wind Systems A/S	161	14,214

		80,703
Finland
Cargotec Oyj, B Shares	86	5,077
Kemira Oyj	712	10,032
Sampo Oyj, A Shares	106	5,547
Stora Enso Oyj, R Shares	3,608	56,387
Valmet Oyj	1,493	28,948

		105,991
France
AXA SA	73	2,204
BNP Paribas SA	31	2,420
Bouygues SA	118	5,663
Capgemini SE	22	2,673
Cie de Saint-Gobain	143	8,385
Cie Générale des Etablissements Michelin	839	121,421
CNP Assurances	200	4,654
Engie SA	2,122	35,866
ICADE	362	31,626
Imerys SA	254	23,128
Lagardere SCA	1,305	42,975
Mercialys SA	51	994
Nexity SA	783	48,125
Orange SA	4,421	72,627
Sanofi	202	19,127
SCOR SE	38	1,578
Television Francaise 1	137	1,948
Thales SA	613	63,883
TOTAL SA	305	17,000
Ubisoft Entertainment SA	96	7,325
Unibail-Rodamco SE	13	3,254

18	CONSOLIDATED SCHEDULES OF INVESTMENTS

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Long

France (continued)
Veolia Environnement SA	579	$13,717
Vinci SA	51	4,997

		535,590
Germany
Allianz SE, Registered Shares	241	56,264
Aurubis AG	391	32,041
BASF SE	129	14,107
Beiersdorf AG	94	10,574
Continental AG	102	25,958
E.ON SE	488	5,780
Fresenius Medical Care AG & Co. KGaA	19	1,840
FUCHS PETROLUB SE, Preference Shares	96	5,406
Gerresheimer AG	77	6,159
HOCHTIEF AG	338	59,706
HUGO BOSS AG	47	4,204
METRO AG	3,735	48,753
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	84	18,858
OSRAM Licht AG	33	2,527
Rheinmetall AG	56	6,651
RHOEN-KLINIKUM AG	3,003	104,877
RWE AG	427	10,736
Siltronic AG	325	48,506
Software AG	1,009	51,374
STADA Arzneimittel AG	118	11,347
Suedzucker AG	126	2,497
Uniper SE	877	24,642

		552,807
Hong Kong
Champion REIT	6,000	4,330
CLP Holdings Ltd.	2,500	25,445
Haier Electronics Group Co. Ltd.	8,000	21,094
HK Electric Investments & HK Electric Investments Ltd.	53,500	49,242
Hong Kong & China Gas Co. Ltd.	8,800	16,682
Hysan Development Co. Ltd.	3,000	14,495
Kerry Properties Ltd.	6,000	27,002
Kingboard Chemical Holdings Ltd.	2,500	14,835
Kingboard Laminates Holdings Ltd.	7,500	12,604
Link REIT	2,000	16,815
Sino Biopharmaceutical Ltd.	9,000	10,524
VTech Holdings Ltd.	500	7,108
WH Group Ltd.	27,500	27,868
Xinyi Glass Holdings Ltd.	28,000	27,133

		275,177
India
Vedanta Resources PLC	144	1,698

Ireland
AerCap Holdings NV	314	16,529

Italy
Banca Generali SpA	194	6,383
Banca Mediolanum SpA	643	5,479
Buzzi Unicem SpA	929	25,863
De’ Longhi SpA	123	4,033
DiaSorin SpA	115	10,461
Ferrari NV	119	14,249
FinecoBank Banca Fineco SpA	700	6,547
Iren SpA	2,738	7,533
Mediaset SpA	151	554
Mediobanca SpA	286	3,133
Recordati SpA	133	6,183
Telecom Italia SpA	22,824	19,749

		110,167

	Shares	Value
Reference Entity — Long

Japan
Ajinomoto Co., Inc.	1,400	$28,163
Alfresa Holdings Corp.	200	3,821
Amada Holdings Co. Ltd.	300	3,728
Aozora Bank Ltd.	300	11,743
Asahi Glass Co. Ltd.	100	3,919
Azbil Corp.	100	4,367
Canon Marketing Japan, Inc.	200	5,031
Canon, Inc.	200	7,513
Central Japan Railway Co.	300	54,494
Citizen Watch Co. Ltd.	300	2,206
Daicel Corp.	400	4,994
Denka Co. Ltd.	500	16,705
DIC Corp.	200	7,424
East Japan Railway Co.	200	19,396
Ezaki Glico Co. Ltd.	300	16,639
FUJIFILM Holdings Corp.	1,100	44,999
Fujitsu General Ltd.	600	11,475
Fujitsu Ltd.	9,000	70,132
Glory Ltd.	200	7,480
Gree, Inc.	500	3,394
Gunma Bank Ltd.	300	1,931
Haseko Corp.	500	7,261
Hirose Electric Co. Ltd.	300	45,131
Hisamitsu Pharmaceutical Co., Inc.	200	11,012
Hoshizaki Corp.	400	37,854
Ito En Ltd.	300	10,504
ITOCHU Corp.	700	12,262
Itochu Techno-Solutions Corp.	400	15,581
Japan Airlines Co. Ltd.	300	10,268
JTEKT Corp.	100	1,657
KDDI Corp.	100	2,664
Kinden Corp.	1,200	20,265
Kobe Steel Ltd.	100	844
K’s Holdings Corp.	900	20,655
Kuraray Co. Ltd.	200	3,939
Lawson, Inc.	100	6,530
Lintec Corp.	500	13,896
LIXIL Group Corp.	500	13,771
Mabuchi Motor Co. Ltd.	100	5,248
Marubeni Corp.	2,100	14,081
Matsui Securities Co. Ltd.	500	4,205
Mazda Motor Corp.	300	4,331
Medipal Holdings Corp.	700	13,000
MEIJI Holdings Co. Ltd.	100	8,175
Mitsubishi Electric Corp.	1,300	22,248
Mitsubishi Materials Corp.	500	19,012
Mitsubishi Tanabe Pharma Corp.	2,200	48,421
Mitsui Chemicals, Inc.	1,300	40,087
Mixi, Inc.	400	19,501
MS&AD Insurance Group Holdings, Inc.	1,000	33,972
NGK Insulators Ltd.	200	3,960
Nichirei Corp.	100	2,574
Nihon Kohden Corp.	200	4,452
Nippon Express Co. Ltd.	200	12,690
Nishi-Nippon Financial Holdings, Inc.	3,600	42,007
Nissan Motor Co. Ltd.	500	4,863
NTT Data Corp.	2,000	23,294
NTT DOCOMO, Inc.	100	2,422
Obayashi Corp.	800	10,475
Obic Co. Ltd.	200	13,238
Oji Holdings Corp.	12,000	70,332
Omron Corp.	800	44,828
Pola Orbis Holdings, Inc.	600	19,125
Rohto Pharmaceutical Co. Ltd.	200	4,617
Sankyo Co. Ltd.	1,300	41,961
Sanrio Co. Ltd.	1,000	16,561
Sapporo Holdings Ltd.	100	3,169
SBI Holdings, Inc.	1,500	23,673

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	19

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Long

Japan (continued)
SCREEN Holdings Co. Ltd.	100	$7,838
Sega Sammy Holdings, Inc.	700	9,854
Seino Holdings Co. Ltd.	100	1,459
Sekisui Chemical Co. Ltd.	300	6,055
Seven & i Holdings Co. Ltd.	1,300	52,396
Shiga Bank Ltd.	2,000	11,481
Shimamura Co. Ltd.	100	11,141
Shimizu Corp.	1,000	11,770
Showa Shell Sekiyu KK	500	5,899
Skylark Co. Ltd.	200	2,991
Sompo Holdings, Inc.	600	24,117
Sotetsu Holdings, Inc.	200	5,160
Square Enix Holdings Co. Ltd.	600	24,195
Subaru Corp.	300	10,365
Sugi Holdings Co. Ltd.	300	15,226
Sumitomo Dainippon Pharma Co. Ltd.	600	8,563
Suruga Bank Ltd.	1,100	25,045
Suzuken Co. Ltd.	1,400	50,467
Suzuki Motor Corp.	1,500	82,160
Taisei Corp.	1,000	55,407
Taisho Pharmaceutical Holdings Co. Ltd.	500	38,078
Takashimaya Co. Ltd.	1,000	9,201
Teijin Ltd.	700	14,816
Tokai Rika Co. Ltd.	800	16,838
Tokio Marine Holdings, Inc.	100	4,311
TOTO Ltd.	500	24,487
Toyo Suisan Kaisha Ltd.	100	3,847
Toyobo Co. Ltd.	200	3,852
USS Co. Ltd.	100	2,021
West Japan Railway Co.	100	7,052
Zensho Holdings Co. Ltd.	600	11,121

		1,697,383
Netherlands
Aegon NV	281	1,659
Akzo Nobel NV	499	45,050
ASR Nederland NV	551	22,588
Koninklijke Philips NV	475	19,358
NN Group NV	644	26,969
PostNL NV	9,211	39,257
Randstad Holding NV	127	7,813
Wolters Kluwer NV	71	3,480

		166,174
Norway
Leroy Seafood Group ASA	738	4,432
Marine Harvest ASA	948	18,512
Norsk Hydro ASA	6,199	47,970
Orkla ASA	313	3,066
Salmar ASA	235	7,007
TGS NOPEC Geophysical Co. ASA	431	9,909

		90,896
Singapore
Ascendas Real Estate Investment Trust	1,700	3,418
First Resources Ltd.	800	1,156
Genting Singapore PLC	10,000	8,951
Mapletree Commercial Trust	7,100	8,100
Mapletree Logistics Trust	63,900	59,549
SATS Ltd.	1,100	3,794
Singapore Airlines Ltd.	600	4,522
StarHub Ltd.	11,200	21,616
UOL Group Ltd.	4,000	26,527
Yanlord Land Group Ltd.	21,900	28,778

		166,411

	Shares	Value
Reference Entity — Long

South Africa
Mondi PLC	1,152	$27,860

South Korea
Coway Co. Ltd.	67	5,825
Daelim Industrial Co. Ltd.	48	3,577
Hana Financial Group, Inc.	259	11,085
Hanwha Chemical Corp.	631	17,189
Hanwha Life Insurance Co. Ltd.	1,194	8,436
Hyundai Engineering & Construction Co. Ltd.	188	6,360
Industrial Bank of Korea	1,809	24,786
Korea Investment Holdings Co. Ltd.	59	3,340
KT Corp.	12	315
KT&G Corp.	52	4,920
LG Corp.	189	14,532
LG Display Co. Ltd.	88	2,302
Lg Uplus Corp.	1,275	14,640
S-1 Corp.	143	11,702
Samsung Fire & Marine Insurance Co. Ltd.	27	6,588
Shinhan Financial Group Co. Ltd.	42	1,887
SK Holdings Co. Ltd.	13	3,364
SK Hynix, Inc.	549	40,479
SK Telecom Co. Ltd.	55	12,984
Yuhan Corp.	22	4,009

		198,320
Spain
Acciona SA	153	12,669
ACS Actividades de Construcción y Servicios SA	26	1,025
Aena SA	109	19,999
Bankinter SA	1,754	16,552
Mapfre SA	7,643	24,996
Repsol SA	3,936	73,758
Tecnicas Reunidas SA	744	23,955

		172,954
Sweden
Ahlsell AB	2,583	17,096
Electrolux AB, Series B	1,396	49,344
Hufvudstaden AB, A Shares	45	740
Industrivarden AB, Class C	609	15,649
JM AB	288	7,599
Loomis AB, Class B	146	5,858
Lundin Petroleum AB	575	13,527
NCC AB, B Shares	1,093	23,582
Peab AB	202	1,960
Sandvik AB	928	16,939
Skandinaviska Enskilda Banken AB, Class A	381	4,695
SKF AB, B Shares	198	4,601
Svenska Cellulosa AB SCA, Class B	1,527	14,338
Swedish Match AB	544	20,493
Telia Co. AB	4,692	21,717

		218,138
Switzerland
ABB Ltd., Registered Shares	619	16,165
Adecco Group AG, Registered Shares	180	14,281
Allreal Holding AG, Registered Shares	131	21,895
Bucher Industries AG, Registered Shares	29	11,347
Ferguson PLC	901	63,007
Forbo Holding AG, Registered Shares	34	51,407
GAM Holding AG	497	7,747
Helvetia Holding AG, Registered Shares	44	23,654
IWG PLC	2,129	6,091
Kuehne + Nagel International AG, Registered Shares	289	50,493
Novartis AG, Registered Shares	173	14,269

20	CONSOLIDATED SCHEDULES OF INVESTMENTS

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Long

Switzerland (continued)
PSP Swiss Property AG, Registered Shares	300	$26,405
Roche Holding AG	140	32,358
STMicroelectronics NV	3,241	76,297
Swiss Life Holding AG, Registered Shares	11	3,823
Swiss Re AG	635	59,760
Swisscom AG, Registered Shares	7	3,537
UBS Group AG, Registered Shares	180	3,062
Vontobel Holding AG, Registered Shares	9	560

		486,158
Taiwan
AU Optronics Corp.	208,000	85,232
Catcher Technology Co. Ltd.	1,000	10,643
Chang Hwa Commercial Bank Ltd.	26,250	14,232
China Life Insurance Co. Ltd.	40,420	38,215
Far Eastern New Century Corp.	15,000	12,865
First Financial Holding Co. Ltd.	15,300	9,871
Hon Hai Precision Industry Co. Ltd.	12,000	44,603
Hua Nan Financial Holdings Co. Ltd.	5,250	2,873
Innolux Corp.	161,000	70,567
Lite-On Technology Corp.	2,000	2,824
Pegatron Corp.	3,000	7,774
Pou Chen Corp.	4,000	5,041
Quanta Computer, Inc.	1,000	2,356
Taishin Financial Holding Co. Ltd.	4,172	1,827
Taiwan Cooperative Financial Holding Co. Ltd.	11,180	6,044
Taiwan High Speed Rail Corp.	8,000	6,395
Taiwan Semiconductor Manufacturing Co. Ltd.	1,000	8,084
United Microelectronics Corp.	174,000	89,802
Yuanta Financial Holding Co. Ltd.	9,000	4,003

		423,251
United Kingdom
BAE Systems PLC	644	5,073
Barratt Developments PLC	2,608	22,676
Beazley PLC	3,649	24,478
Berkeley Group Holdings PLC	534	26,532
Britvic PLC	551	5,538
Burberry Group PLC	362	9,143
Burford Capital Ltd.	73	1,202
Close Brothers Group PLC	261	4,814
Compass Group PLC	610	13,392
ConvaTec Group PLC	1,966	5,115
Direct Line Insurance Group PLC	555	2,739
Dunelm Group PLC	727	7,068
Electrocomponents PLC	753	6,945
Firstgroup PLC	24,762	36,174
G4S PLC	1,377	5,138
GKN PLC	230	969
GlaxoSmithKline PLC	5,059	90,795
Howden Joinery Group PLC	1,179	6,421
IMI PLC	239	3,878
InterContinental Hotels Group PLC	647	35,845
J Sainsbury PLC	5,010	16,133
JD Sports Fashion PLC	159	755
Land Securities Group PLC	323	4,149
Man Strategic Holdings PLC	982	2,525
Marks & Spencer Group PLC	2,669	12,198
Moneysupermarket.com Group PLC	6,670	28,782
Next PLC	175	11,439
Playtech PLC	1,910	24,957
RELX PLC	467	10,746
Rightmove PLC	895	49,378
Schroders PLC	19	882
Smith & Nephew PLC	139	2,622
Smiths Group PLC	896	18,696
Spectris PLC	121	4,114
SSP Group PLC	3,401	26,412
Stagecoach Group PLC	3,066	6,791
Taylor Wimpey PLC	10,930	28,965

	Shares	Value
Reference Entity — Long

United Kingdom (continued)
TechnipFMC PLC	852	$23,336
Tesco PLC	2,676	6,448
Thomas Cook Group PLC	10,268	16,337
Travis Perkins PLC	74	1,494
Unilever NV CVA	214	12,431
WH Smith PLC	2,715	73,813
William Hill PLC	5,217	17,902
Worldpay Group PLC	1,351	7,283
WPP PLC	1,544	27,297

		749,820
United States
Aaron’s, Inc.	502	18,474
Activision Blizzard, Inc.	94	6,156
Advanced Energy Industries, Inc.	46	3,897
Aflac, Inc.	33	2,768
AGCO Corp.	181	12,411
Alexander’s, Inc.	9	3,699
Align Technology, Inc.	17	4,063
Allison Transmission Holdings, Inc.	128	5,439
AMC Networks, Inc., Class A	185	9,413
Ameren Corp.	94	5,827
American Airlines Group, Inc.	87	4,073
American Electric Power Co., Inc.	263	19,570
American Express Co.	78	7,451
American Homes 4 Rent, Class A	341	7,256
American Tower Corp.	58	8,333
Ameriprise Financial, Inc.	64	10,019
Amgen, Inc.	4	701
Anadarko Petroleum Corp.	64	3,160
Anthem, Inc.	120	25,105
Aon PLC	43	6,167
Apache Corp.	324	13,404
Applied Industrial Technologies, Inc.	380	24,187
AptarGroup, Inc.	49	4,266
Arris International PLC	139	3,962
Assurant, Inc.	38	3,825
Assured Guaranty Ltd.	174	6,455
AT&T, Inc.	351	11,811
Athene Holding Ltd., Class A	258	13,450
Atmos Energy Corp.	16	1,396
AVX Corp.	212	3,994
Axis Capital Holdings Ltd.	466	25,346
Bank of Hawaii Corp.	10	816
Baxter International, Inc.	97	6,254
Bed Bath & Beyond, Inc.	982	19,542
Berry Global Group, Inc.	124	7,372
Best Buy Co., Inc.	10	560
Big Lots, Inc.	19	975
Biogen, Inc.	30	9,350
Booz Allen Hamilton Holding Corp.	534	20,180
BorgWarner, Inc.	209	11,018
Brinker International, Inc.	42	1,290
Brink’s Co.	177	13,470
Broadridge Financial Solutions, Inc.	49	4,210
Bruker Corp.	85	2,669
CA, Inc.	252	8,160
Cabot Oil & Gas Corp.	322	8,919
Cadence Design Systems, Inc.	773	33,363
Campbell Soup Co.	223	10,564
Carnival Corp.	146	9,693
Caterpillar, Inc.	5	679
Cathay General Bancorp	319	13,334
CBRE Group, Inc., Class A	166	6,527
CDK Global, Inc.	224	14,237
Celanese Corp., Series A	23	2,399
Centene Corp.	15	1,405
CenterPoint Energy, Inc.	133	3,934
Charles River Laboratories International, Inc.	275	31,980
Cheesecake Factory, Inc.	32	1,432

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	21

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Long

United States (continued)
Chemed Corp.	16	$3,575
Chemours Co.	289	16,360
Chevron Corp.	286	33,145
Cimarex Energy Co.	47	5,496
Cirrus Logic, Inc.	41	2,296
Citizens Financial Group, Inc.	137	5,207
CMS Energy Corp.	337	16,301
Colgate-Palmolive Co.	296	20,853
Columbia Property Trust, Inc.	344	7,596
Comerica, Inc.	13	1,021
Commerce Bancshares, Inc.	18	1,047
ConocoPhillips	46	2,353
Cooper Cos., Inc.	3	721
Credit Acceptance Corp.	11	3,154
CSRA, Inc.	1	32
Cullen/Frost Bankers, Inc.	105	10,343
Curtiss-Wright Corp.	59	6,977
Darden Restaurants, Inc.	50	4,114
Delphi Automotive PLC	21	2,087
Diamond Offshore Drilling, Inc.	1,074	17,968
Dillard’s, Inc., Class A	298	15,138
Discover Financial Services	114	7,584
Discovery Communications, Inc., Class A	73	1,378
Domtar Corp.	34	1,609
Douglas Emmett, Inc.	18	716
DST Systems, Inc.	138	8,090
DTE Energy Co.	291	32,144
Duke Realty Corp.	632	17,999
Dunkin’ Brands Group, Inc.	122	7,207
East West Bancorp, Inc.	290	17,354
Eastman Chemical Co.	207	18,798
Eaton Vance Corp.	17	858
Echostar Corp, Class A	53	2,965
Edgewell Personal Care Co.	18	1,169
Electronic Arts, Inc.	47	5,621
Eli Lilly & Co.	52	4,261
Energen Corp.	36	1,861
Energizer Holdings, Inc.	159	6,835
EnLink Midstream LLC	66	1,023
EOG Resources, Inc.	85	8,489
EPR Properties	24	1,660
Equity LifeStyle Properties, Inc.	371	32,826
Essent Group Ltd.	744	31,709
Estee Lauder Cos., Inc., Class A	152	16,995
Euronet Worldwide, Inc.	6	580
Evercore Partners, Inc., Class A	280	22,428
Expeditors International of Washington, Inc.	492	28,723
Express Scripts Holding Co.	1,119	68,584
F5 Networks, Inc.	328	39,777
FedEx Corp.	13	2,936
Fifth Third Bancorp	241	6,965
First Horizon National Corp.	324	6,081
First Industrial Realty Trust, Inc.	129	3,984
FirstEnergy Corp.	418	13,773
Fiserv, Inc.	425	55,008
Foot Locker, Inc.	185	5,565
Fortive Corp.	45	3,252
Franklin Resources, Inc.	373	15,714
Fresh Del Monte Produce, Inc.	78	3,472
GameStop Corp., Class A	492	9,195
GATX Corp.	141	8,377
General Mills, Inc.	88	4,569
General Motors Co.	1,188	51,060
Graco, Inc.	90	11,861
Graham Holdings Co., Class B	10	5,565
Graphic Packaging Holding Co.	98	1,518
Haemonetics Corp.	96	4,566
HCA Healthcare, Inc.	23	1,740
Henry Schein, Inc.	140	11,004
Hershey Co.	79	8,388

	Shares	Value
Reference Entity — Long

United States (continued)
Hess Corp.	85	$3,754
Hewlett Packard Enterprise Co.	100	1,392
Highwoods Properties, Inc.	47	2,399
Home BancShares, Inc.	186	4,181
Humana, Inc.	53	13,534
Huntington Ingalls Industries, Inc.	18	4,191
IDACORP, Inc.	37	3,405
IDEXX Laboratories, Inc.	262	43,537
INC Research Holdings, Inc., Class A	66	3,772
Ingersoll-Rand PLC	258	22,859
Intel Corp.	191	8,689
International Paper Co.	173	9,908
Itron, Inc.	8	625
Jacobs Engineering Group, Inc.	142	8,266
John Wiley & Sons, Inc., Class A	46	2,514
Kennametal, Inc.	24	1,048
Kroger Co.	90	1,863
Laboratory Corp. of America Holdings	33	5,072
Lam Research Corp.	319	66,534
Lancaster Colony Corp.	132	16,529
Lincoln Electric Holdings, Inc.	259	23,743
Lincoln National Corp.	13	985
Live Nation Entertainment, Inc.	186	8,143
Louisiana-Pacific Corp.	387	10,519
LPL Financial Holdings, Inc.	117	5,804
LyondellBasell Industries NV, Class A	94	9,732
Mack-Cali Realty Corp.	212	4,827
Magellan Health, Inc.	46	3,924
Marathon Oil Corp.	373	5,304
Marathon Petroleum Corp.	75	4,481
Maxim Integrated Products, Inc.	409	21,489
McCormick & Co., Inc., Non-Voting Shares	201	20,006
MDC Holdings, Inc.	178	6,593
Merck & Co., Inc.	106	5,840
Mettler-Toledo International, Inc.	90	61,437
Microsoft Corp.	332	27,616
MKS Instruments, Inc.	29	3,151
Moody’s Corp.	60	8,545
Morningstar, Inc.	22	1,875
Motorola Solutions, Inc.	7	634
MSA Safety, Inc.	56	4,452
MSC Industrial Direct Co., Inc., Class A	200	16,580
MSCI, Inc.	50	5,868
Murphy Oil Corp.	220	5,885
Murphy USA, Inc.	100	7,436
National Health Investors, Inc.	103	7,848
NCR Corp.	78	2,503
NetApp, Inc.	930	41,311
New York Times Co., Class A	481	9,187
Newfield Exploration Co.	62	1,909
NewMarket Corp.	63	25,225
News Corp., Class A	156	2,131
Northrop Grumman Corp.	159	46,989
Nu Skin Enterprises, Inc., Class A	350	22,264
Nucor Corp.	42	2,429
ON Semiconductor Corp.	401	8,549
ONE Gas, Inc.	89	6,851
Oshkosh Corp.	37	3,388
Owens & Minor, Inc.	195	4,791
Owens-Illinois, Inc.	28	669
Papa John’s International, Inc.	293	19,939
PepsiCo, Inc.	44	4,850
Philip Morris International, Inc.	233	24,381
Pitney Bowes, Inc.	304	4,177
PNM Resources, Inc.	27	1,172
Portland General Electric Co.	98	4,679
Potlatch Corp.	141	7,304
PPG Industries, Inc.	21	2,441
PRA Health Sciences, Inc.	16	1,303
Principal Financial Group, Inc.	263	17,319

22	CONSOLIDATED SCHEDULES OF INVESTMENTS

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Long

United States (continued)
Prudential Financial, Inc.	54	$5,965
PS Business Parks, Inc.	93	12,307
Public Service Enterprise Group, Inc.	398	19,582
PVH Corp.	18	2,283
Qorvo, Inc.	105	7,960
Quest Diagnostics, Inc.	512	48,015
Ralph Lauren Corp.	338	30,227
Raymond James Financial, Inc.	119	10,089
Red Hat, Inc.	248	29,966
Reliance Steel & Aluminum Co.	13	999
Retail Properties of America, Inc., Class A	678	8,285
Robert Half International, Inc.	33	1,708
Rockwell Automation, Inc.	68	13,656
Ross Stores, Inc.	9	571
Royal Caribbean Cruises Ltd.	54	6,684
RPC, Inc.	734	17,844
RPM International, Inc.	194	10,346
Ryder System, Inc.	76	6,162
Ryman Hospitality Properties, Inc.	118	7,803
S&P Global, Inc.	186	29,103
Sanderson Farms, Inc.	201	30,064
Schlumberger Ltd.	241	15,424
Science Applications International Corp.	30	2,200
Seagate Technology PLC	109	4,030
Selective Insurance Group, Inc.	189	11,264
Signet Jewelers Ltd.	11	721
Sirius XM Holdings, Inc.	2,562	13,937
Six Flags Entertainment Corp.	35	2,198
SLM Corp.	459	4,861
Sonoco Products Co.	60	3,107
Southwest Airlines Co.	147	7,917
Southwestern Energy Co.	387	2,148
Stanley Black & Decker, Inc.	129	20,840
State Street Corp.	75	6,900
Steel Dynamics, Inc.	195	7,256
Steven Madden Ltd.	67	2,613
Stryker Corp.	87	13,474
SunTrust Banks, Inc.	487	29,322
SVB Financial Group	7	1,535
Synopsys, Inc.	468	40,491
Synovus Financial Corp.	501	23,472
Tableau Software, Inc., Class A	98	7,947
Target Corp.	99	5,845
TE Connectivity Ltd.	19	1,728
Tech Data Corp.	29	2,690
Telephone & Data Systems, Inc.	619	18,044
Tenet Healthcare Corp.	99	1,414
Teradyne, Inc.	846	36,285
Time, Inc.	1,174	13,618
Timken Co.	255	12,023
Travelers Cos., Inc.	88	11,656
Trinseo SA	578	41,038
Trustmark Corp.	321	10,574
Tupperware Brands Corp.	433	25,439
UGI Corp.	86	4,116
United States Cellular Corp.	535	19,576
United Therapeutics Corp.	101	11,978
Unum Group	432	22,481
Urban Edge Properties	208	4,880
US Foods Holding Corp.	223	6,083
Valero Energy Corp.	150	11,834
Validus Holdings Ltd.	410	21,353
Valmont Industries, Inc.	29	4,608
Vantiv, Inc., Class A	11	770
Varian Medical Systems, Inc.	6	625
VeriSign, Inc.	37	3,978
Viavi Solutions, Inc.	248	2,301
Visa, Inc., Class A	15	1,650
Vishay Intertechnology, Inc.	716	15,931
Visteon Corp.	17	2,143

	Shares	Value
Reference Entity — Long

United States (continued)
VWR Corp.	384	$12,710
Walgreens Boots Alliance, Inc.	17	1,127
Wal-Mart Stores, Inc.	391	34,138
Washington Federal, Inc.	1,207	42,004
Waters Corp.	169	33,132
Weight Watchers International, Inc.	174	7,816
Werner Enterprises, Inc.	70	2,496
Western Alliance Bancorp	105	5,859
Western Digital Corp.	25	2,232
Williams-Sonoma, Inc.	179	9,236
Wolverine World Wide, Inc.	153	4,177
WP Carey, Inc.	47	3,203
Xcel Energy, Inc.	381	18,867
Xilinx, Inc.	262	19,307
Yum! Brands, Inc.	433	32,237
		3,157,058

Total Reference Entity — Long		9,825,855

Reference Entity — Short

Austria
Erste Group Bank AG	(49)	(2,103)

Belgium
Anheuser-Busch InBev SA	(816)	(100,059)
Galapagos NV	(472)	(45,903)
Groupe Bruxelles Lambert SA	(175)	(18,796)
Ontex Group NV	(340)	(11,959)
Umicore SA	(36)	(1,609)

		(178,326)
China
AAC Technologies Holdings, Inc.	(4,000)	(73,348)
Alibaba Health Information Technology Ltd.	(22,000)	(11,793)
BYD Co. Ltd., H Shares	(1,500)	(13,116)
CGN Power Co. Ltd., H Shares	(196,000)	(57,579)
China Conch Venture Holdings Ltd.	(1,000)	(2,039)
China Jinmao Holdings Group Ltd.	(64,000)	(28,762)
China Longyuan Power Group Corp. Ltd., H Shares	(41,000)	(30,405)
China Medical System Holdings Ltd.	(1,000)	(1,849)
China Merchants Port Holdings Co. Ltd.	(2,000)	(6,256)
China Minsheng Banking Corp. Ltd., H Shares	(2,500)	(2,422)
China Overseas Land & Investment Ltd.	(6,000)	(19,482)
China Resources Beer Holdings Co. Ltd.	(2,000)	(5,772)
China State Construction International Holdings Ltd.	(17,904)	(25,156)
CNOOC Ltd.	(2,000)	(2,731)
CRRC Corp. Ltd., H Shares	(23,000)	(22,694)
Far East Horizon Ltd.	(6,000)	(5,962)
Guotai Junan International Holdings Ltd.	(50,000)	(15,985)
Haitong Securities Co. Ltd., H Shares	(2,800)	(4,433)
Huaneng Power International, Inc., H Shares	(26,000)	(17,389)
Huatai Securities Co. Ltd., H Shares	(8,000)	(17,280)
Kingsoft Corp. Ltd.	(1,000)	(2,528)
New China Life Insurance Co. Ltd., H Shares	(1,100)	(6,886)
PetroChina Co. Ltd., H Shares	(124,000)	(81,059)
SOHO China Ltd.	(500)	(290)

		(455,216)
Denmark
Ambu A/S, Class B	(232)	(21,384)
DONG Energy A/S	(143)	(8,013)
Genmab A/S	(5)	(1,010)

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	23

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Short

Denmark (continued)
Novozymes A/S, B Shares	(703)	$(38,843)

		(69,250)
Finland
Elisa Oyj	(84)	(3,382)
Huhtamaki Oyj	(173)	(7,369)
Kesko Oyj, B Shares	(22)	(1,124)
Kone Oyj, Class B	(321)	(17,374)
Konecranes Oyj	(422)	(19,430)

		(48,679)
France
Accor SA	(228)	(11,374)
Aéroports de Paris	(362)	(60,948)
Airbus SE	(234)	(24,012)
Alstom SA	(585)	(23,667)
Alten SA	(176)	(15,403)
Bollore SA	(139)	(659)
Bollore SA	(22,996)	(111,084)
Dassault Systemes Se	(11)	(1,168)
Electricite de France SA	(287)	(3,756)
Essilor International SA	(14)	(1,772)
Eutelsat Communications SA	(280)	(7,013)
Groupe Eurotunnel SE	(1,252)	(15,736)
Iliad SA	(34)	(8,487)
Ingenico Group SA	(343)	(33,308)
JCDecaux SA	(78)	(2,984)
Publicis Groupe SA	(93)	(6,054)
Renault SA	(89)	(8,827)
Rubis SCA	(1,705)	(106,993)
Sartorius Stedim Biotech	(118)	(8,042)
Société BIC SA	(88)	(9,292)
Société Générale SA	(12)	(668)
Sodexo SA	(30)	(3,817)
Teleperformance	(207)	(30,231)
Vallourec SA	(6,383)	(34,911)
Vivendi SA	(19)	(472)
Wendel SA	(32)	(5,397)

		(536,075)
Germany
Axel Springer SE	(228)	(15,351)
Bayerische Motoren Werke AG	(347)	(35,588)
Deutsche Boerse AG	(93)	(9,632)
Deutsche Wohnen AG	(118)	(5,050)
Drillisch AG	(332)	(23,552)
GEA Group AG	(636)	(30,724)
Grand City Properties SA	(254)	(5,467)
GRENKE AG	(215)	(21,055)
Innogy SE	(656)	(30,508)
Linde AG	(22)	(4,751)
MAN SE	(510)	(56,473)
Metro Wholesale & Food Specialist AG	(1,006)	(19,070)
Porsche Automobil Holding SE, Preference Shares	(140)	(10,245)
Telefonica Deutschland Holding AG	(10,185)	(51,952)
Vonovia SE	(1,038)	(45,852)
Wacker Chemie AG	(34)	(5,310)

		(370,580)
Ghana
Kosmos Energy Ltd.	(814)	(6,252)

Hong Kong
Alibaba Pictures Group Ltd.	(330,000)	(53,751)
Haitong International Securities Group Ltd.	(37,623)	(21,339)
Li & Fung Ltd.	(12,000)	(6,048)
New World Development Co. Ltd.	(2,000)	(2,982)
Shangri-La Asia Ltd.	(2,000)	(3,982)

	Shares	Value
Reference Entity — Short

Hong Kong (continued)
Value Partners Group Ltd.	(2,000)	$(1,984)

		(90,086)
Ireland
COSMO Pharmaceuticals NV	(108)	(15,643)

Israel
Mellanox Technologies Ltd.	(424)	(19,822)

Italy
Atlantia SpA	(724)	(23,603)
Banco BPM SpA	(3,615)	(12,587)
BPER Banca	(238)	(1,159)
Brunello Cucinelli SpA	(578)	(19,399)
Credito Emiliano SpA	(803)	(7,039)
Interpump Group SpA	(44)	(1,481)
Intesa Sanpaolo SpA	(7,421)	(24,949)
Italgas SpA	(8,365)	(48,866)
Poste Italiane SpA	(3,376)	(24,677)
Salvatore Ferragamo SpA	(120)	(3,149)
Tod’s SpA	(293)	(19,488)
UniCredit SpA	(2,502)	(47,815)
Unione di Banche Italiane SpA	(3,020)	(14,174)
UnipolSai Assicurazioni SpA	(7,507)	(17,082)

		(265,468)
Japan
AEON Financial Service Co. Ltd.	(600)	(12,886)
Aiful Corp.	(300)	(1,046)
Ain Holdings, Inc.	(100)	(6,841)
Asahi Group Holdings Ltd.	(600)	(27,395)
CyberAgent, Inc.	(100)	(3,097)
Dai-ichi Life Holdings, Inc.	(800)	(15,278)
DeNA Co. Ltd.	(2,100)	(49,386)
Fukuoka Financial Group, Inc.	(3,000)	(15,484)
Hamamatsu Photonics KK	(900)	(29,140)
Harmonic Drive Systems, Inc.	(34)	(1,767)
Hitachi Transport System Ltd.	(100)	(2,475)
Honda Motor Co. Ltd.	(400)	(12,535)
Idemitsu Kosan Co. Ltd.	(100)	(2,923)
Iida Group Holdings Co. Ltd.	(6,800)	(130,426)
Inpex Corp.	(100)	(1,071)
Isetan Mitsukoshi Holdings Ltd.	(1,200)	(13,081)
Isuzu Motors Ltd.	(100)	(1,461)
Japan Exchange Group, Inc.	(400)	(7,211)
Japan Post Bank Co. Ltd.	(1,800)	(22,797)
Kawasaki Kisen Kaisha Ltd.	(1,380)	(36,033)
Keio Corp.	(200)	(8,726)
Komatsu Ltd.	(100)	(3,268)
Kubota Corp.	(300)	(5,645)
Kyocera Corp.	(1,000)	(66,888)
Kyudenko Corp.	(300)	(13,246)
Kyushu Financial Group, Inc.	(300)	(1,907)
McDonald’s Holdings Co. Japan Ltd.	(100)	(4,293)
MINEBEA MITSUMI, Inc.	(700)	(12,833)
MISUMI Group, Inc.	(1,300)	(35,617)
Mitsubishi Corp.	(200)	(4,684)
Mitsubishi Heavy Industries Ltd.	(200)	(7,825)
Mitsubishi Logistics Corp.	(100)	(2,590)
Mitsui OSK Lines Ltd.	(200)	(6,124)
Mizuho Financial Group, Inc.	(1,900)	(3,452)
Murata Manufacturing Co. Ltd.	(300)	(47,149)
Nabtesco Corp.	(200)	(7,945)
Nexon Co. Ltd.	(2,600)	(69,938)
Nippon Paint Holdings Co. Ltd.	(2,600)	(91,725)
Nippon Yusen KK	(500)	(10,575)
Nipro Corp.	(500)	(7,290)
Nishi-Nippon Railroad Co. Ltd.	(200)	(5,347)
Nissan Shatai Co. Ltd.	(300)	(3,210)

24	CONSOLIDATED SCHEDULES OF INVESTMENTS

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Short

Japan (continued)
Nomura Holdings, Inc.	(3,600)	$(20,602)
Nomura Research Institute Ltd.	(100)	(4,240)
Odakyu Electric Railway Co. Ltd.	(300)	(5,869)
Otsuka Holdings Co. Ltd.	(100)	(4,177)
Persol Holdings Co. Ltd.	(1,500)	(37,193)
Resona Holdings, Inc.	(900)	(4,865)
Sawai Pharmaceutical Co. Ltd.	(1,400)	(79,408)
SMC Corp.	(100)	(38,256)
SoftBank Group Corp.	(100)	(8,862)
Sojitz Corp.	(1,900)	(5,734)
Sumco Corp.	(100)	(2,203)
Sumitomo Electric Industries Ltd.	(100)	(1,703)
Sumitomo Mitsui Financial Group, Inc.	(200)	(8,013)
Sumitomo Mitsui Trust Holdings, Inc.	(100)	(3,947)
Taiyo Nippon Sanso Corp.	(3,600)	(43,226)
Takara Bio, Inc.	(1,000)	(13,306)
Takeda Pharmaceutical Co. Ltd.	(100)	(5,638)
Toray Industries, Inc.	(1,300)	(13,158)
Toyota Industries Corp.	(1,400)	(86,172)
Universal Entertainment Corp.	(200)	(6,515)
Ushio, Inc.	(200)	(2,776)
Yahoo Japan Corp.	(13,500)	(60,357)
Yakult Honsha Co. Ltd.	(400)	(33,071)
Yamato Kogyo Co. Ltd.	(200)	(5,350)
Zeon Corp.	(200)	(2,663)

		(1,309,914)
Jordan
Hikma Pharmaceuticals PLC	(108)	(1,669)

Luxembourg
B&M European Value Retail SA	(1,411)	(7,445)

Macau
MGM China Holdings Ltd.	(1,200)	(2,707)

Netherlands
Altice NV, Class A	(723)	(13,635)
ASML Holding NV	(367)	(66,218)
Cimpress NV	(62)	(6,767)
EXOR NV	(9)	(577)
Gemalto NV	(258)	(10,210)
InterXion Holding NV	(2,234)	(119,273)

		(216,680)
Norway
Aker ASA, A Shares	(329)	(14,906)
Schibsted ASA, B Shares	(360)	(8,448)
Schibsted ASA, Class A	(275)	(7,090)

		(30,444)
Portugal
Galp Energia SGPS SA	(145)	(2,696)

Singapore
DBS Group Holdings Ltd.	(600)	(10,019)
Golden Agri-Resources Ltd.	(7,800)	(2,261)
Sembcorp Industries Ltd.	(16,200)	(39,236)
Singapore Post Ltd.	(400)	(377)

		(51,893)
South Africa
Mediclinic International PLC	(7,752)	(59,921)

South Korea
Amorepacific Corp.	(136)	(38,161)
BGF retail Co. Ltd.	(108)	(7,713)
CJ Korea Express Corp.	(14)	(1,962)
Dongsuh Cos., Inc.	(232)	(5,696)
Hanmi Pharm Co. Ltd.	(95)	(39,329)
Hanmi Science Co. Ltd.	(27)	(2,213)

	Shares	Value
Reference Entity — Short

South Korea (continued)
Hyundai Glovis Co. Ltd.	(13)	$(1,755)
Hyundai Mobis Co. Ltd.	(121)	(28,783)
Hyundai Motor Co.	(15)	(2,158)
Kangwon Land, Inc.	(395)	(12,108)
Korea Aerospace Industries Ltd.	(144)	(7,310)
LG Chem Ltd.	(2)	(721)
Lotte Confectionery Co. Ltd.	(18)	(1,219)
Lotte Shopping Co. Ltd.	(14)	(2,814)
NAVER Corp.	(54)	(43,161)
Ncsoft Corp.	(17)	(6,481)
Ottogi Corp.	(1)	(677)
Samsung C&T Corp.	(200)	(26,458)

		(228,719)
Spain
Acerinox SA	(70)	(1,006)
Banco de Sabadell SA	(552)	(1,105)
Bankia SA	(1,309)	(6,247)
Cellnex Telecom SA	(2,432)	(60,367)
CIE Automotive SA	(119)	(3,536)
Red Electrica Corp. SA	(1,118)	(24,755)

		(97,016)
Sweden
Autoliv, Inc.	(103)	(12,861)
BillerudKorsnas AB	(761)	(13,098)
Essity AB, Class B	(100)	(2,989)
Hexagon AB, B Shares	(872)	(44,712)
Hexpol AB	(4,122)	(41,691)
ICA Gruppen AB	(1,256)	(46,320)
Kinnevik AB, Class B	(1,683)	(55,206)
Sweco AB, Class B	(1,175)	(25,126)
Telefonaktiebolaget LM Ericsson, B Shares	(1,077)	(6,778)

		(248,781)
Switzerland
Cembra Money Bank AG	(88)	(7,883)
Dufry AG, Registered Shares	(396)	(58,944)
EMS-Chemie Holding AG, Registered Shares	(42)	(27,534)
Geberit AG, Registered Shares	(32)	(14,488)
Julius Baer Group Ltd.	(13)	(769)
Nestlé SA, Registered Shares	(330)	(27,766)
Pargesa Holding SA	(44)	(3,685)
Sunrise Communications Group AG	(198)	(16,472)
VAT Group AG	(55)	(7,161)
Zurich Insurance Group AG	(26)	(7,934)

		(172,636)
Taiwan
Advanced Semiconductor Engineering, Inc.	(25,000)	(30,224)
Advantech Co. Ltd.	(5,744)	(39,253)
Asia Cement Corp.	(33,000)	(29,445)
China Steel Corp.	(24,000)	(19,543)
CTBC Financial Holding Co. Ltd.	(14,000)	(8,964)
Delta Electronics, Inc.	(2,000)	(9,623)
E.Sun Financial Holding Co. Ltd.	(3,222)	(1,961)
Eclat Textile Co. Ltd.	(5,100)	(60,972)
Feng TAY Enterprise Co. Ltd.	(2,000)	(9,024)
Giant Manufacturing Co. Ltd.	(3,000)	(15,424)
Hotai Motor Co. Ltd.	(1,000)	(11,610)
Nanya Technology Corp.	(11,000)	(29,904)
SinoPac Financial Holdings Co. Ltd.	(16,560)	(5,081)

		(271,028)
United Kingdom
Admiral Group PLC	(146)	(3,730)
Ashtead Group PLC	(98)	(2,524)
Balfour Beatty PLC	(35)	(127)
boohoo.com PLC	(5,350)	(14,248)

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	25

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Short

United Kingdom (continued)
BTG PLC	(61)	$(611)
Cairn Energy PLC	(8,175)	(22,957)
CYBG PLC	(482)	(2,016)
Daily Mail & General Trust PLC, A Shares	(1,224)	(11,274)
DCC PLC	(118)	(11,190)
Diageo PLC	(557)	(19,021)
Domino’s Pizza Group PLC	(3,927)	(17,507)
Hays PLC	(1,530)	(3,787)
IG Group Holdings PLC	(1,342)	(11,648)
John Wood Group PLC	(93)	(879)
Johnson Matthey PLC	(38)	(1,706)
Just Eat PLC	(7,216)	(74,758)
Lancashire Holdings Ltd.	(475)	(4,741)
Liberty Global PLC LiLAC, Class C	(878)	(19,316)
Liberty Global PLC, Class A	(20)	(617)
Mallinckrodt PLC	(104)	(3,294)
Meggitt PLC	(118)	(812)
Melrose Industries PLC	(351)	(1,025)
Micro Focus International PLC	(505)	(17,738)
Ocado Group PLC	(1,018)	(3,889)
Pearson PLC	(61)	(570)
Pennon Group PLC	(121)	(1,276)
Pentair PLC	(290)	(20,433)
Phoenix Group Holdings	(483)	(4,855)
Provident Financial PLC	(561)	(6,941)
Rotork PLC	(14,291)	(49,869)
Spirax-Sarco Engineering PLC	(83)	(6,228)
Sports Direct International PLC	(3,094)	(16,250)
St. James’s Place PLC	(1,618)	(25,289)
UBM PLC	(505)	(4,718)
Ultra Electronics Holdings PLC	(42)	(1,017)
United Utilities Group PLC	(3,720)	(41,156)
Victrex PLC	(736)	(23,435)
Virgin Money Holdings UK PLC	(461)	(1,786)
Whitbread PLC	(197)	(9,662)

		(462,900)
United States
Abbott Laboratories	(216)	(11,714)
Acadia Healthcare Co., Inc.	(1,323)	(41,489)
Acadia Realty Trust	(83)	(2,336)
Accenture PLC, Class A	(108)	(15,375)
Actuant Corp., Class A	(334)	(8,517)
Acuity Brands, Inc.	(39)	(6,521)
Acxiom Corp.	(163)	(4,101)
Adient PLC	(107)	(9,027)
Advance Auto Parts, Inc.	(79)	(6,457)
AECOM	(511)	(17,916)
Air Lease Corp.	(261)	(11,340)
Akamai Technologies, Inc.	(303)	(15,832)
Akorn, Inc.	(658)	(21,431)
Alexion Pharmaceuticals, Inc.	(112)	(13,402)
Alkermes PLC	(14)	(683)
Allegheny Technologies, Inc.	(1,125)	(28,328)
Allergan PLC	(160)	(28,357)
Ally Financial, Inc.	(855)	(22,341)
Altria Group, Inc.	(334)	(21,449)
Amazon.com, Inc.	(44)	(48,632)
Ambarella, Inc.	(165)	(9,313)
AMERCO	(17)	(6,675)
American Campus Communities, Inc.	(14)	(582)
AmTrust Financial Services, Inc.	(1,086)	(13,640)
Analog Devices, Inc.	(215)	(19,630)
Anixter International, Inc.	(32)	(2,198)
Arconic, Inc.	(266)	(6,682)
Arthur J. Gallagher & Co.	(79)	(5,003)
athenahealth, Inc.	(238)	(30,435)
Automatic Data Processing, Inc.	(79)	(9,185)
Avnet, Inc.	(456)	(18,149)
BancorpSouth, Inc.	(78)	(2,465)

	Shares	Value
Reference Entity — Short

United States (continued)
Bank of the Ozarks, Inc.	(102)	$(4,755)
Berkshire Hathaway, Inc., Class B	(43)	(8,038)
BioMarin Pharmaceutical, Inc.	(254)	(20,851)
Bioverativ, Inc.	(51)	(2,882)
Black Knight, Inc.	(362)	(16,417)
Blackhawk Network Holdings, Inc.	(340)	(11,543)
Blackstone Mortgage Trust, Inc., Class A	(155)	(4,934)
Blue Buffalo Pet Products, Inc.	(441)	(12,758)
Bright Horizons Family Solutions, Inc.	(212)	(18,296)
Brixmor Property Group, Inc.	(245)	(4,280)
Broadcom Ltd.	(7)	(1,847)
Brookdale Senior Living, Inc.	(592)	(5,938)
Brown & Brown, Inc.	(127)	(6,330)
Buffalo Wild Wings, Inc.	(86)	(10,165)
Cantel Medical Corp.	(25)	(2,452)
Carlisle Cos., Inc.	(91)	(9,995)
Carpenter Technology Corp.	(466)	(23,202)
Casey’s General Stores, Inc.	(76)	(8,707)
CBL & Associates Properties, Inc.	(394)	(3,089)
CBOE Holdings, Inc.	(67)	(7,575)
Centennial Resource Development, Inc., Class A	(2,526)	(49,080)
CF Industries Holdings, Inc.	(847)	(32,169)
CH Robinson Worldwide, Inc.	(107)	(8,403)
Chemical Financial Corp.	(143)	(7,535)
Cheniere Energy, Inc.	(49)	(2,290)
Chipotle Mexican Grill, Inc.	(32)	(8,701)
Cincinnati Financial Corp.	(74)	(5,193)
Clean Harbors, Inc.	(554)	(29,645)
Cleveland-Cliffs, Inc., Class A	(99)	(590)
Clovis Oncology, Inc.	(82)	(6,180)
CME Group, Inc.	(180)	(24,691)
Comcast Corp., Class A	(278)	(10,016)
Conduent, Inc.	(137)	(2,121)
Cornerstone OnDemand, Inc.	(99)	(3,798)
Corporate Office Properties Trust	(48)	(1,533)
Cotiviti Holdings, Inc.	(59)	(2,074)
Coty, Inc., Class A	(746)	(11,488)
Cousins Properties, Inc.	(164)	(1,479)
Danaher Corp.	(86)	(7,935)
DDR Corp.	(1,796)	(13,775)
DENTSPLY SIRONA, Inc.	(23)	(1,405)
DexCom, Inc.	(81)	(3,643)
DISH Network Corp., Class A	(68)	(3,301)
Dollar Tree, Inc.	(296)	(27,010)
DR Horton, Inc.	(92)	(4,067)
DXC Technology Co.	(57)	(5,217)
Dycom Industries, Inc.	(85)	(7,466)
Eagle Materials, Inc.	(115)	(12,141)
Eaton Corp PLC	(47)	(3,761)
Ecolab, Inc.	(251)	(32,796)
Ellie Mae, Inc.	(435)	(39,128)
Endo International PLC	(550)	(3,509)
Ensco PLC, Class A	(130)	(701)
Envision Healthcare Corp.	(609)	(25,943)
Equifax, Inc.	(58)	(6,295)
Equinix, Inc.	(7)	(3,245)
Erie Indemnity Co., Class A	(58)	(7,006)
Exact Sciences Corp.	(80)	(4,399)
Expedia, Inc.	(48)	(5,984)
Facebook, Inc., Class A	(219)	(39,433)
Fastenal Co.	(376)	(17,661)
FireEye, Inc.	(29)	(491)
Five Below, Inc.	(478)	(26,410)
FleetCor Technologies, Inc.	(277)	(45,780)
Fluor Corp.	(206)	(8,877)
FMC Corp.	(4)	(371)
FNB Corp.	(399)	(5,383)
FNF Group	(421)	(15,754)
Forest City Realty Trust, Inc., Class A	(404)	(9,951)
FTI Consulting, Inc.	(178)	(7,610)

26	CONSOLIDATED SCHEDULES OF INVESTMENTS

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Short

United States (continued)
Genuine Parts Co.	(89)	$(7,852)
GGP, Inc.	(311)	(6,052)
Globus Medical, Inc., Class A	(379)	(12,079)
Grand Canyon Education, Inc.	(243)	(21,751)
Gulfport Energy Corp.	(858)	(11,755)
Harley-Davidson, Inc.	(154)	(7,290)
HealthEquity, Inc.	(470)	(23,603)
HEICO Corp., Class A	(15)	(1,142)
Hexcel Corp.	(445)	(27,007)
Hilltop Holdings, Inc.	(90)	(2,120)
Hope Bancorp, Inc.	(1,413)	(26,070)
Horizon Pharma PLC	(1,002)	(13,587)
Hormel Foods Corp.	(162)	(5,048)
Hubbell, Inc.	(19)	(2,391)
Hudson Pacific Properties, Inc.	(404)	(13,663)
IBERIABANK Corp.	(114)	(8,408)
IDEX Corp.	(66)	(8,462)
ILG, Inc.	(46)	(1,365)
Illumina, Inc.	(165)	(33,856)
Insulet Corp.	(12)	(706)
Integrated Device Technology, Inc.	(145)	(4,505)
Interactive Brokers Group, Inc., Class A	(149)	(8,049)
Intercontinental Exchange, Inc.	(433)	(28,621)
International Bancshares Corp.	(147)	(5,968)
International Flavors & Fragrances, Inc.	(84)	(12,383)
John Bean Technologies Corp.	(139)	(14,859)
Jones Lang LaSalle, Inc.	(11)	(1,424)
Kemper Corp.	(426)	(27,307)
KeyCorp	(424)	(7,738)
Kimco Realty Corp.	(436)	(7,918)
Kinder Morgan, Inc.	(1,198)	(21,696)
Kraft Heinz Co.	(92)	(7,114)
La Quinta Holdings, Inc.	(256)	(4,511)
Laredo Petroleum, Inc.	(1,032)	(12,301)
LaSalle Hotel Properties	(134)	(3,780)
LCI Industries	(75)	(9,285)
Lennar Corp., Class A	(104)	(5,790)
Leucadia National Corp.	(303)	(7,666)
Liberty Ventures, Series A	(468)	(26,657)
LivaNova PLC	(83)	(6,134)
LKQ Corp.	(1,362)	(51,334)
Lumentum Holdings, Inc.	(89)	(5,620)
M&T Bank Corp.	(51)	(8,505)
MACOM Technology Solutions Holdings, Inc., H Shares	(665)	(27,185)
Macquarie Infrastructure Corp.	(9)	(626)
Markel Corp.	(16)	(17,349)
MarketAxess Holdings, Inc.	(9)	(1,566)
Mattel, Inc.	(952)	(13,442)
MAXIMUS, Inc.	(230)	(15,279)
MB Financial, Inc.	(255)	(11,715)
MDU Resources Group, Inc.	(177)	(4,841)
Medical Properties Trust, Inc.	(708)	(9,367)
Medidata Solutions, Inc.	(358)	(26,932)
MGM Resorts International	(842)	(26,397)
Mid-America Apartment Communities, Inc.	(110)	(11,259)
Molson Coors Brewing Co., Class B	(10)	(809)
Morgan Stanley	(18)	(900)
Mosaic Co.	(619)	(13,828)
Mylan NV	(230)	(8,213)
National Instruments Corp.	(304)	(13,680)
Nektar Therapeutics	(569)	(13,707)
NetScout Systems, Inc.	(103)	(2,925)
Nevro Corp.	(532)	(46,593)
New York Community Bancorp, Inc.	(589)	(7,398)
Nexstar Media Group, Inc., Class A	(161)	(10,272)
NextEra Energy, Inc.	(26)	(4,032)
Nielsen Holdings PLC	(41)	(1,520)
Norwegian Cruise Line Holdings Ltd.	(419)	(23,359)
Nuance Communications, Inc.	(556)	(8,195)

	Shares	Value
Reference Entity — Short

United States (continued)
NuVasive, Inc.	(42)	$(2,383)
Old National Bancorp	(249)	(4,532)
OneMain Holdings, Inc.	(69)	(2,192)
ONEOK, Inc.	(103)	(5,590)
Oracle Corp.	(153)	(7,788)
O’Reilly Automotive, Inc.	(18)	(3,797)
Outfront Media, Inc.	(312)	(7,316)
PACCAR, Inc.	(41)	(2,941)
Pacira Pharmaceuticals, Inc.	(671)	(21,506)
PacWest Bancorp	(55)	(2,658)
Palo Alto Networks, Inc.	(73)	(10,746)
Pandora Media, Inc.	(793)	(5,797)
Parsley Energy, Inc., Class A	(1,841)	(48,971)
Patterson-UTI Energy, Inc.	(725)	(14,341)
Paychex, Inc.	(224)	(14,289)
Paycom Software, Inc.	(76)	(6,247)
PayPal Holdings, Inc.	(580)	(42,085)
Pegasystems, Inc.	(43)	(2,507)
Penske Automotive Group, Inc.	(193)	(8,998)
Penumbra, Inc.	(280)	(28,154)
Physicians Realty Trust	(371)	(6,448)
Pinnacle Financial Partners, Inc.	(225)	(14,895)
Platform Specialty Products Corp.	(3,825)	(40,928)
Post Holdings, Inc.	(117)	(9,703)
Prestige Brands Holdings, Inc.	(106)	(4,971)
PriceSmart, Inc.	(163)	(13,659)
ProAssurance Corp.	(60)	(3,363)
Prosperity Bancshares, Inc.	(204)	(13,419)
PTC, Inc.	(26)	(1,728)
QTS Realty Trust, Inc., Class A	(72)	(4,165)
QUALCOMM, Inc.	(436)	(22,240)
Radius Health, Inc.	(325)	(10,436)
Range Resources Corp.	(748)	(13,546)
RealPage, Inc.	(147)	(6,365)
Realty Income Corp.	(12)	(644)
Regency Centers Corp.	(141)	(8,679)
Rexnord Corp.	(938)	(23,938)
RLI Corp.	(431)	(25,468)
RLJ Lodging Trust	(46)	(996)
Royal Gold, Inc.	(244)	(20,523)
RSP Permian, Inc.	(1,489)	(51,236)
Sarepta Therapeutics, Inc.	(75)	(3,698)
Seaboard Corp.	(1)	(4,400)
Seattle Genetics, Inc.	(58)	(3,556)
SemGroup Corp., Class A	(44)	(1,146)
Sensata Technologies Holding NV	(367)	(17,950)
ServiceNow, Inc.	(72)	(9,099)
Shire PLC	(843)	(41,522)
Signature Bank	(73)	(9,491)
Silgan Holdings, Inc.	(9)	(263)
Silicon Laboratories, Inc.	(20)	(1,898)
SM Energy Co.	(439)	(9,364)
Snyder’s-Lance, Inc.	(747)	(28,110)
Sotheby’s	(31)	(1,606)
Southern Co.	(77)	(4,019)
Spectrum Brands Holdings, Inc.	(47)	(5,166)
Spirit Airlines, Inc.	(100)	(3,709)
Starbucks Corp.	(109)	(5,978)
Stericycle, Inc.	(544)	(38,542)
STORE Capital Corp.	(140)	(3,457)
Summit Materials, Inc., Class A	(1,203)	(37,774)
Syntel, Inc.	(444)	(10,372)
Targa Resources Corp.	(511)	(21,207)
Tesla, Inc.	(181)	(60,007)
Texas Capital Bancshares, Inc.	(9)	(774)
Tfs Financial Corp.	(259)	(3,994)
Tiffany & Co.	(35)	(3,277)
Total System Services, Inc.	(89)	(6,412)
Tractor Supply Co.	(36)	(2,169)
TreeHouse Foods, Inc.	(68)	(4,514)

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	27

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Short

United States (continued)
TRI Pointe Group, Inc.	(4,644)	$(82,152)
Tribune Media Co., Class A	(369)	(15,103)
TripAdvisor, Inc.	(624)	(23,400)
Twitter, Inc.	(339)	(6,990)
Tyler Technologies, Inc.	(258)	(45,741)
U.S. Silica Holdings, Inc.	(213)	(6,499)
Ultragenyx Pharmaceutical, Inc.	(186)	(8,573)
Under Armour, Inc., Class C	(301)	(3,471)
Union Pacific Corp.	(130)	(15,053)
United Bankshares, Inc.	(222)	(7,981)
United Natural Foods, Inc.	(321)	(12,445)
Uniti Group, Inc.	(247)	(4,323)
USG Corp.	(140)	(4,806)
Vail Resorts, Inc.	(125)	(28,628)
Ventas, Inc.	(52)	(3,263)
VEREIT, Inc.	(937)	(7,393)
Verisk Analytics, Inc.	(15)	(1,276)
Vulcan Materials Co.	(194)	(23,620)
Wabtec Corp.	(449)	(34,349)
Waddell & Reed Financial, Inc., Class A	(188)	(3,514)
Walt Disney Co.	(214)	(20,931)
Weatherford International PLC	(5,484)	(19,029)
WEC Energy Group, Inc.	(170)	(11,456)
Welbilt, Inc.	(76)	(1,677)
Wells Fargo & Co.	(123)	(6,905)
West Pharmaceutical Services, Inc.	(132)	(13,385)
Whirlpool Corp.	(13)	(2,131)
Willis Towers Watson PLC	(71)	(11,437)
Workday, Inc., Class A	(48)	(5,328)
WPX Energy, Inc.	(900)	(10,152)
WR Berkley Corp.	(394)	(27,021)
WR Grace & Co.	(190)	(14,533)
Wynn Resorts Ltd.	(4)	(590)
XPO Logistics, Inc.	(659)	(45,702)
Xylem, Inc.	(62)	(4,125)
Yelp, Inc.	(571)	(26,677)

		(3,534,775)

Total Reference Entity — Short		(8,756,724)

Net Value of Reference Entity — Citibank N.A.		$1,069,131

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse International, as of period end, expiration dates 2/05/18-8/16/18:

	Shares	Value
Reference Entity — Long

Austria
OMV AG	27	$1,620
voestalpine AG	53	2,914

		4,534
Belgium
Befimmo SA	9	559
Cofinimmo SA	39	4,948
D’ieteren SA/NV	104	4,756
Sofina SA	162	24,362
Solvay SA	30	4,457

		39,082
Bermuda
RenaissanceRe Holdings Ltd.	115	15,911

China
Agricultural Bank of China Ltd., H Shares	35,000	16,485
Bank of Communications Co. Ltd., H Shares	25,000	18,873
Beijing Enterprises Holdings Ltd.	3,000	17,836

	Shares	Value
Reference Entity — Long

China (continued)
China Construction Bank Corp., H Shares	49,000	$43,792
China Mobile Ltd.	3,000	30,175
China Railway Construction Corp. Ltd., H Shares	3,000	3,768
China Railway Group Ltd., H Shares	2,000	1,608
China Shenhua Energy Co. Ltd., H Shares	5,500	13,157
China Telecom Corp. Ltd., H Shares	22,000	11,033
CSPC Pharmaceutical Group Ltd.	28,000	48,713
Dongfeng Motor Group Co. Ltd., H Shares	8,000	10,982
Guangzhou Automobile Group Co. Ltd., H Shares	20,000	49,736
Hengan International Group Co. Ltd.	500	4,931
Lenovo Group Ltd.	2,000	1,160
Shanghai Industrial Holdings Ltd.	5,000	15,360
Sinopharm Group Co. Ltd., H Shares	12,000	53,730
Tencent Holdings Ltd.	3,100	139,330
Want Want China Holdings Ltd.	22,000	18,012

		498,681
Denmark
AP Moller — Maersk A/S, Class B	1	1,917
Carlsberg A/S, Class B	82	9,368
Coloplast A/S, Class B	52	4,577
Dfds A/S	527	30,562
ISS A/S	312	13,213
Novo Nordisk A/S, Class B	1,001	49,839
Pandora A/S	98	9,254
Rockwool International A/S, B Shares	46	12,488
Sydbank A/S	274	10,697
TDC A/S	2,852	16,862
Vestas Wind Systems A/S	7	618

		159,395
Finland
Kemira Oyj	114	1,606
Orion Oyj, Class B	54	2,213
Stora Enso Oyj, R Shares	241	3,766
Valmet Oyj	1,236	23,965

		31,550
France
Air France-KLM	552	8,643
Altran Technologies SA	1	18
Atos SE	974	151,273
Bouygues SA	82	3,935
Capgemini SE	133	16,157
Christian Dior SE	30	10,297
Cie Générale des Etablissements Michelin	48	6,948
Cie Plastic Omnium SA	425	17,721
Dassault Aviation SA	10	15,592
Eiffage SA	15	1,567
Euler Hermes Group	69	8,005
Mercialys SA	122	2,377
Metropole Television SA	910	21,038
Sanofi	51	4,829
SEB SA	17	3,168
Television Francaise 1	97	1,379
TOTAL SA	1,445	80,542
Valeo SA	432	29,248
Veolia Environnement SA	124	2,938
Vinci SA	6	588
Worldline SA	198	9,686

		395,949
Germany
Allianz SE, Registered Shares	93	21,712
Aurubis AG	112	9,178
BASF SE	312	34,118
Bayer AG, Registered Shares	13	1,691
Covestro AG	314	30,185
Evonik Industries AG	1,368	49,762

28	CONSOLIDATED SCHEDULES OF INVESTMENTS

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Long

Germany (continued)
Fresenius Medical Care AG & Co. KGaA	109	$10,554
FUCHS PETROLUB SE, Preference Shares	135	7,602
Hannover Rueck SE	400	50,336
HOCHTIEF AG	17	3,003
Infineon Technologies AG	413	11,423
METRO AG	221	2,885
MTU Aero Engines AG	1	169
OSRAM Licht AG	174	13,323
ProSiebenSat.1 Media SE	134	4,720
Rheinmetall AG	321	38,125
Siltronic AG	26	3,880
Software AG	107	5,448
Suedzucker AG	74	1,466
Uniper SE	758	21,299

		320,879
Hong Kong
CK Asset Holdings Ltd.	1,000	8,230
CLP Holdings Ltd.	3,500	35,623
HK Electric Investments & HK Electric Investments Ltd.	45,500	41,880
Kerry Properties Ltd.	1,000	4,500
MTR Corp. Ltd.	6,500	37,684
Power Assets Holdings Ltd.	5,500	47,680
Shimao Property Holdings Ltd.	3,500	7,337
Sino Biopharmaceutical Ltd.	8,000	9,355
Sun Art Retail Group Ltd.	28,500	28,807
Techtronic Industries Co. Ltd.	2,000	11,740
VTech Holdings Ltd.	1,800	25,590

		258,426
India
Vedanta Resources PLC	273	3,219

Italy
A2A SpA	25,583	43,934
ACEA SpA	262	4,267
Anima Holding SpA	216	1,642
Autogrill SpA	5,146	67,316
De’ Longhi SpA	31	1,017
FinecoBank Banca Fineco SpA	614	5,743
Industria Macchine Automatiche SpA	35	3,139
Iren SpA	366	1,007
Mediaset SpA	3,863	14,184
Recordati SpA	42	1,953
Societa Iniziative Autostradali e Servizi SpA	2,736	46,562
Telecom Italia SpA	2,713	2,348

		193,112
Japan
Aeon Co. Ltd.	600	9,280
Alfresa Holdings Corp.	500	9,554
Aoyama Trading Co. Ltd.	100	3,705
Aozora Bank Ltd.	2,100	82,198
Astellas Pharma, Inc.	800	10,647
Autobacs Seven Co. Ltd.	200	3,438
Azbil Corp.	1,000	43,667
Brother Industries Ltd.	800	19,466
Canon Marketing Japan, Inc.	1,400	35,216
Chugoku Bank Ltd.	500	7,167
Citizen Watch Co. Ltd.	200	1,470
Comsys Holdings Corp.	200	5,065
Credit Saison Co. Ltd.	700	14,095
Dai Nippon Printing Co. Ltd.	200	4,794
Daiichikosho Co. Ltd.	100	4,712
Daiwa Securities Group, Inc.	1,000	6,270
DIC Corp.	100	3,712
Eisai Co. Ltd.	100	5,566
Ezaki Glico Co. Ltd.	100	5,546
Glory Ltd.	600	22,439

	Shares	Value
Reference Entity — Long

Japan (continued)
GungHo Online Entertainment, Inc.	7,900	$21,259
Haseko Corp.	1,600	23,234
Heiwa Corp.	100	1,844
Hitachi Chemical Co. Ltd.	800	22,813
Hitachi High-Technologies Corp.	200	8,370
Hitachi Ltd.	3,000	23,890
Hoya Corp.	1,900	103,228
Ito En Ltd.	900	31,512
ITOCHU Corp.	1,800	31,530
Izumi Co. Ltd.	300	15,557
JSR Corp.	1,000	19,385
Kagome Co. Ltd.	100	3,330
Kajima Corp.	6,000	62,229
Kaken Pharmaceutical Co. Ltd.	300	15,203
Kamigumi Co. Ltd.	1,000	23,939
Kaneka Corp.	2,000	16,516
Kao Corp.	1,600	96,696
Kobe Steel Ltd.	500	4,221
Koito Manufacturing Co. Ltd.	100	6,705
Konica Minolta, Inc.	3,400	29,827
Kose Corp.	100	12,161
Kyushu Railway Co	300	9,588
Lawson, Inc.	200	13,060
Lion Corp.	100	1,924
LIXIL Group Corp.	300	8,262
Mabuchi Motor Co. Ltd.	100	5,248
Marubeni Corp.	100	671
Medipal Holdings Corp.	300	5,571
Mixi, Inc.	500	24,376
Mochida Pharmaceutical Co. Ltd.	400	29,284
Morinaga & Co. Ltd.	100	5,681
MS&AD Insurance Group Holdings, Inc.	700	23,781
Nagase & Co. Ltd.	1,100	18,684
Nagoya Railroad Co. Ltd.	800	17,973
NHK Spring Co. Ltd.	2,600	29,755
Nichirei Corp.	700	18,020
Nihon Kohden Corp.	200	4,452
Nikon Corp.	3,200	60,771
Nippon Express Co. Ltd.	500	31,726
Nippon Paper Industries Co. Ltd.	500	9,947
Nissan Motor Co. Ltd.	6,300	61,270
NTN Corp.	1,000	4,857
NTT Data Corp.	600	6,988
Otsuka Corp.	100	6,817
Panasonic Corp.	3,600	54,358
Sankyo Co. Ltd.	700	22,594
Sankyu, Inc.	400	16,537
Sapporo Holdings Ltd.	100	3,169
SCREEN Holdings Co. Ltd.	100	7,838
Seino Holdings Co. Ltd.	300	4,377
Sekisui Chemical Co. Ltd.	2,600	52,479
Shionogi & Co. Ltd.	200	10,767
Shiseido Co. Ltd.	500	20,624
Skylark Co. Ltd.	500	7,479
Sompo Holdings, Inc.	500	20,098
Square Enix Holdings Co. Ltd.	300	12,098
Subaru Corp.	1,100	38,004
Sumitomo Rubber Industries Ltd.	500	9,494
Sundrug Co. Ltd.	400	17,407
Taisei Corp.	400	22,163
Taisho Pharmaceutical Holdings Co. Ltd.	100	7,616
Tokai Tokyo Financial Holdings, Inc.	1,100	7,201
Tokio Marine Holdings, Inc.	400	17,243
Toppan Printing Co. Ltd.	4,000	40,695
Toyobo Co. Ltd.	400	7,705
Toyota Boshoku Corp.	400	8,055
Toyota Motor Corp.	1,000	62,026
TS Tech Co. Ltd.	100	3,581
Yamaguchi Financial Group, Inc.	3,000	36,340
Yamato Holdings Co. Ltd.	100	2,045

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	29

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Long

Japan (continued)
Yamazaki Baking Co. Ltd.	300	$5,400
Yokogawa Electric Corp.	800	15,197
Zensho Holdings Co. Ltd.	300	5,560

		1,808,312
Luxembourg
APERAM SA	755	40,598

Netherlands
ASM International NV	274	18,362
ASR Nederland NV	537	22,014
Koninklijke DSM NV	384	32,762
Koninklijke Philips NV	774	31,543
Randstad Holding NV	442	27,193

		131,874
Norway
Leroy Seafood Group ASA	684	4,108
Orkla ASA	72	705
Salmar ASA	325	9,690
Statoil ASA	512	10,403
Storebrand ASA	571	4,891
Telenor ASA	2,034	43,189
TGS NOPEC Geophysical Co. ASA	129	2,966

		75,952
Portugal
Sonae SGPS SA	11,657	13,956

Puerto Rico
Popular, Inc.	83	3,044

Singapore
CapitaLand Commercial Trust	45,400	57,829
Genting Singapore PLC	6,800	6,086
Mapletree Commercial Trust	3,200	3,652
Mapletree Industrial Trust	3,900	5,551
Mapletree Logistics Trust	14,400	13,419
Oversea-Chinese Banking Corp. Ltd.	1,900	16,594
SATS Ltd.	19,900	68,643
Singapore Airlines Ltd.	3,000	22,609
Starhub Ltd.	400	772

		195,155
South Korea
Coway Co. Ltd.	48	4,173
Daelim Industrial Co. Ltd.	562	41,886
Dongbu Insurance Co. Ltd.	724	45,581
E-MART, Inc.	17	3,403
GS Holdings Corp.	261	15,454
Hana Financial Group, Inc.	192	8,217
Hanwha Chemical Corp.	607	16,535
Hanwha Life Insurance Co. Ltd.	331	2,339
Hyosung Corp.	366	43,987
Hyundai Development Co-Engineering & Construction	26	932
Hyundai Engineering & Construction Co. Ltd.	811	27,435
Industrial Bank of Korea	213	2,918
KB Financial Group, Inc.	1,090	56,990
Kia Motors Corp.	302	9,559
Korea Investment Holdings Co. Ltd.	60	3,396
KT&G Corp.	45	4,258
LG Corp.	826	63,511
LG Display Co. Ltd.	561	14,676
LG Electronics, Inc.	196	15,956
Lotte Chemical Corp.	11	3,633
S-1 Corp.	101	8,265
SK Holdings Co. Ltd.	104	26,912
SK Telecom Co. Ltd.	168	39,661
S-Oil Corp.	41	4,714

	Shares	Value
Reference Entity — Long

South Korea (continued)
Woori Bank	3,391	$49,625
Yuhan Corp.	75	13,665

		527,681
Spain
Acciona SA	114	9,440
ACS Actividades de Construcción y Servicios SA	35	1,380
Ebro Foods SA	1,822	43,825
Grupo Catalana Occidente SA	146	6,145
Mediaset Espana Comunicacion SA	5,709	62,051
Tecnicas Reunidas SA	251	8,081
Telefonica SA	3,803	39,876

		170,798
Sweden
Getinge AB, B Shares	373	7,342
Holmen AB, B Shares	129	6,340
JM AB	279	7,362
Loomis AB, Class B	183	7,343
Lundin Petroleum AB	259	6,093
NCC AB, B Shares	353	7,616
Peab AB	273	2,649
Saab AB, Class B	50	2,554
Sandvik AB	518	9,455
Skandinaviska Enskilda Banken AB, Class A	1,027	12,656
SKF AB, B Shares	277	6,437
Svenska Cellulosa AB SCA, Class B	5,530	51,927

		127,774
Switzerland
Adecco Group AG, Registered Shares	16	1,269
Allreal Holding AG, Registered Shares	12	2,006
Baloise Holding AG	364	57,387
BKW AG	138	8,066
Bucher Industries AG, Registered Shares	21	8,217
Clariant AG, Registered Shares	165	4,151
Coca-Cola HBC AG	198	6,692
Helvetia Holding AG, Registered Shares	9	4,838
Partners Group Holding AG	3	2,018
PSP Swiss Property AG, Registered Shares	74	6,513
Roche Holding AG	78	18,028
SGS SA, Registered Shares	5	12,348
STMicroelectronics NV	85	2,001
Straumann Holding AG, Registered Shares	4	2,793
Swiss Life Holding AG, Registered Shares	183	63,605
Vontobel Holding AG, Registered Shares	663	41,258

		241,190
United Kingdom
Anglo American PLC	113	2,132
Ashmore Group PLC	870	4,448
Aviva PLC	1,566	10,505
Barratt Developments PLC	636	5,530
Beazley PLC	81	543
Bodycote PLC	227	2,823
Britvic PLC	2,690	27,038
Burford Capital Ltd.	200	3,294
Centrica PLC	8,704	19,629
Close Brothers Group PLC	995	18,351
Electrocomponents PLC	3,898	35,951
G4S PLC	242	903
GKN PLC	14,543	61,296
GlaxoSmithKline PLC	983	17,642
Grafton Group PLC	1,244	13,591
Hiscox Ltd.	552	10,467
Howden Joinery Group PLC	4,057	22,094
IMI PLC	682	11,066
Indivior PLC	12,883	63,573
ITV PLC	5,834	12,753

30	CONSOLIDATED SCHEDULES OF INVESTMENTS

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Long

United Kingdom (continued)
J Sainsbury PLC	3,825	$12,317
JD Sports Fashion PLC	121	575
Jupiter Fund Management PLC	1,127	8,893
Land Securities Group PLC	152	1,952
Legal & General Group PLC	3,965	14,058
Marks & Spencer Group PLC	1,117	5,105
Moneysupermarket.com Group PLC	13,547	58,457
Pagegroup PLC	6,146	38,176
Persimmon PLC	1,237	46,034
Playtech PLC	1,102	14,399
Prudential PLC	114	2,798
RELX PLC	4,651	107,023
Rentokil Initial PLC	1,543	6,881
Rightmove PLC	118	6,510
RSA Insurance Group PLC	312	2,605
Sage Group PLC	6,620	65,529
Schroders PLC	552	25,611
Smith & Nephew PLC	720	13,580
Smiths Group PLC	318	6,635
Spectris PLC	81	2,754
SSE PLC	249	4,573
Stagecoach Group PLC	6,621	14,666
Subsea 7 SA	5,608	94,536
TalkTalk Telecom Group PLC	4,377	12,411
Tesco PLC	388	935
Thomas Cook Group PLC	2,567	4,084
Travis Perkins PLC	523	10,558
Vodafone Group PLC	8,019	22,937
William Hill PLC	634	2,176
Wm Morrison Supermarkets PLC	13,924	41,462

		991,859
United States
AbbVie, Inc.	674	60,830
Activision Blizzard, Inc.	28	1,834
Adobe Systems, Inc.	124	21,720
Aflac, Inc.	471	39,512
AGNC Investment Corp.	239	4,811
Alcoa Corp.	970	46,347
Alexander’s, Inc.	3	1,233
Align Technology, Inc.	92	21,986
Allegion PLC	185	15,427
Alliant Energy Corp.	29	1,255
Allstate Corp.	83	7,790
AMC Networks, Inc., Class A	82	4,172
Ameren Corp.	700	43,393
American Airlines Group, Inc.	49	2,294
American Express Co.	180	17,194
American Financial Group, Inc.	336	35,445
Ameriprise Financial, Inc.	79	12,367
Amgen, Inc.	29	5,081
Anadarko Petroleum Corp.	150	7,406
ANSYS, Inc.	59	8,066
AO Smith Corp.	429	25,397
Apartment Investment & Management Co., Class A	115	5,058
Apple Hospitality REIT, Inc.	333	6,307
Applied Industrial Technologies, Inc.	46	2,928
Arch Capital Group Ltd.	192	19,131
Arrow Electronics, Inc.	132	11,034
Aspen Technology, Inc.	874	56,390
Assured Guaranty Ltd.	534	19,811
Atmos Energy Corp.	87	7,590
AutoZone, Inc.	11	6,485
AvalonBay Communities, Inc.	101	18,314
AVX Corp.	162	3,052
Bank of Hawaii Corp.	256	20,892
Barnes Group, Inc.	147	9,568
Becton Dickinson and Co.	104	21,702
Bed Bath & Beyond, Inc.	66	1,313

	Shares	Value
Reference Entity — Long

United States (continued)
BGC Partners, Inc., Class A	397	$6,022
Big Lots, Inc.	36	1,847
Biogen, Inc.	52	16,206
Bloomin’ Brands, Inc.	697	12,393
Boeing Co.	98	25,282
Boston Properties, Inc.	66	7,998
Boston Scientific Corp.	738	20,767
Brandywine Realty Trust	268	4,687
Brinker International, Inc.	783	24,054
Broadridge Financial Solutions, Inc.	85	7,303
Bruker Corp.	60	1,884
Burlington Stores, Inc.	366	34,364
BWX Technologies, Inc.	368	22,051
CA, Inc.	55	1,781
Cabot Oil & Gas Corp.	240	6,648
Camden Property Trust	8	730
Carnival Corp.	17	1,129
Carter’s, Inc.	167	16,154
Caterpillar, Inc.	60	8,148
CDK Global, Inc.	556	35,339
CDW Corp.	252	17,640
Celgene Corp.	519	52,403
CenterPoint Energy, Inc.	43	1,272
CenturyLink, Inc.	529	10,046
Charles River Laboratories International, Inc.	9	1,047
Chemed Corp.	17	3,798
Chemours Co.	91	5,152
Chevron Corp.	26	3,013
Chimera Investment Corp.	1,350	24,705
Church & Dwight Co., Inc.	82	3,704
Cimarex Energy Co.	465	54,372
Cintas Corp.	18	2,683
Cirrus Logic, Inc.	33	1,848
Citizens Financial Group, Inc.	119	4,523
Citrix Systems, Inc.	422	34,861
CMS Energy Corp.	13	629
Coherent, Inc.	10	2,627
Columbia Property Trust, Inc.	371	8,192
Comerica, Inc.	115	9,036
Commerce Bancshares, Inc.	36	2,094
Conagra Brands, Inc.	266	9,087
ConocoPhillips	137	7,008
Consolidated Edison, Inc.	259	22,287
Copart, Inc.	112	4,064
Core Laboratories NV	30	2,997
CoreCivic, Inc.	112	2,762
CoreLogic, Inc.	637	29,875
CoreSite Realty Corp.	40	4,430
Corning, Inc.	222	6,951
Cracker Barrel Old Country Store, Inc.	40	6,245
Crane Co.	48	3,990
Credit Acceptance Corp.	5	1,434
CSX Corp.	76	3,833
Cummins, Inc.	180	31,838
Curtiss-Wright Corp.	33	3,902
Dana, Inc.	261	7,958
Darden Restaurants, Inc.	7	576
Dave & Buster’s Entertainment, Inc.	156	7,519
DCT Industrial Trust, Inc.	525	30,462
Delta Air Lines, Inc.	97	4,853
Devon Energy Corp.	67	2,472
Dick’s Sporting Goods, Inc.	1	24
Discovery Communications, Inc., Class A	106	2,001
Dolby Laboratories, Inc., Class A	238	13,790
Domino’s Pizza, Inc.	127	23,241
Douglas Emmett, Inc.	105	4,178
Dr. Pepper Snapple Group, Inc.	499	42,744
Duke Realty Corp.	51	1,452
Dun & Bradstreet Corp.	19	2,220
E*TRADE Financial Corp.	376	16,390

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	31

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Long

United States (continued)
East West Bancorp, Inc.	81	$4,847
EastGroup Properties, Inc.	335	30,348
Eastman Chemical Co.	204	18,525
Echostar Corp, Class A	156	8,728
Edison International	307	24,545
Eli Lilly & Co.	76	6,227
Energizer Holdings, Inc.	42	1,806
EnerSys	122	8,463
Entegris, Inc.	24	786
Entergy Corp.	513	44,251
EOG Resources, Inc.	86	8,589
EPR Properties	33	2,283
Equity Lifestyle Properties, Inc.	48	4,247
Equity Residential	128	8,609
Essex Property Trust, Inc.	29	7,610
Estee Lauder Cos., Inc., Class A	7	783
Euronet Worldwide, Inc.	38	3,672
Exelon Corp.	763	30,680
Extra Space Storage, Inc.	51	4,161
Exxon Mobil Corp.	279	23,255
Fair Isaac Corp.	20	2,903
Federal Realty Investment Trust	49	5,905
FedEx Corp.	110	24,839
Fifth Third Bancorp	49	1,416
First American Financial Corp.	543	29,550
First Industrial Realty Trust, Inc.	98	3,026
FirstEnergy Corp.	999	32,917
Fortinet, Inc.	167	6,581
Fortive Corp.	66	4,769
Franklin Resources, Inc.	128	5,393
Freeport-McMoRan, Inc.	115	1,608
Fulton Financial Corp.	994	18,091
GameStop Corp., Class A	134	2,504
GATX Corp.	23	1,366
General Mills, Inc.	17	883
Gentex Corp.	484	9,394
Gilead Sciences, Inc.	829	62,142
Goodyear Tire & Rubber Co.	69	2,111
Haemonetics Corp.	88	4,185
Halliburton Co.	63	2,693
Hanover Insurance Group, Inc.	17	1,672
Harris Corp.	8	1,115
Hartford Financial Services Group, Inc.	106	5,835
Hawaiian Holdings, Inc.	169	5,662
HCA Healthcare, Inc.	46	3,480
Herman Miller, Inc.	342	11,491
Hewlett Packard Enterprise Co.	333	4,635
Highwoods Properties, Inc.	23	1,174
Hill-Rom Holdings, Inc.	192	15,496
HollyFrontier Corp.	110	4,065
Hologic, Inc.	591	22,369
Host Hotels & Resorts, Inc.	138	2,699
HP, Inc.	2,271	48,940
Humana, Inc.	8	2,043
IDACORP, Inc.	136	12,516
IDEXX Laboratories, Inc.	25	4,154
Illinois Tool Works, Inc.	295	46,173
Ingredion, Inc.	28	3,510
InterDigital, Inc.	42	3,081
Intuit, Inc.	238	35,943
Investors Bancorp, Inc.	230	3,163
Ionis Pharmaceuticals, Inc.	47	2,684
Itron, Inc.	98	7,659
Jabil, Inc.	149	4,214
Jack Henry & Associates, Inc.	274	30,176
John Wiley & Sons, Inc., Class A	34	1,858
JPMorgan Chase & Co.	56	5,634
Juniper Networks, Inc.	1,049	26,047
KAR Auction Services, Inc.	251	11,880
Kroger Co.	237	4,906

	Shares	Value
Reference Entity — Long

United States (continued)
Lamb Weston Holdings, Inc.	67	$3,416
Liberty Media Corp.-Liberty SiriusXM, Class C	31	1,291
Liberty Property Trust	98	4,202
LifePoint Health, Inc.	282	13,578
Lincoln Electric Holdings, Inc.	49	4,492
Lincoln National Corp.	92	6,972
Louisiana-Pacific Corp.	321	8,725
Lowe’s Cos., Inc.	122	9,754
Madison Square Garden Co., Class A	13	2,895
ManpowerGroup, Inc.	407	50,175
Marathon Oil Corp.	309	4,394
Marriott Vacations Worldwide Corp.	198	26,061
Marsh & McLennan Cos., Inc.	122	9,873
Merck & Co., Inc.	2	110
MGIC Investment Corp.	1,404	20,077
Michaels Cos., Inc.	380	7,380
Micron Technology, Inc.	51	2,260
MKS Instruments, Inc.	178	19,340
Motorola Solutions, Inc.	63	5,704
Mueller Industries, Inc.	120	4,170
Nasdaq, Inc.	23	1,671
National Beverage Corp.	102	9,986
National Health Investors, Inc.	222	16,914
National Retail Properties, Inc.	274	11,009
NCR Corp.	75	2,407
Newfield Exploration Co.	1,577	48,556
NewMarket Corp.	2	801
Newmont Mining Corp.	16	579
News Corp., Class A	524	7,158
NVR, Inc.	5	16,407
Oceaneering International, Inc.	286	5,783
OGE Energy Corp.	164	6,042
Omnicom Group, Inc.	312	20,963
ONE Gas, Inc.	116	8,930
Oshkosh Corp.	39	3,571
Owens & Minor, Inc.	305	7,494
Owens Corning	16	1,323
Park Hotels & Resorts, Inc.	178	5,125
Parker-Hannifin Corp.	129	23,557
People’s United Financial, Inc.	395	7,371
PepsiCo, Inc.	45	4,960
PerkinElmer, Inc.	123	8,895
Pfizer, Inc.	1,445	50,662
PG&E Corp.	116	6,701
Pioneer Natural Resources Co.	52	7,783
Pitney Bowes, Inc.	523	7,186
Portland General Electric Co.	47	2,244
PRA Health Sciences, Inc.	82	6,677
Primerica, Inc.	181	16,019
Progressive Corp.	510	24,812
Prologis, Inc.	24	1,550
Prudential Financial, Inc.	59	6,517
PS Business Parks, Inc.	244	32,289
Public Service Enterprise Group, Inc.	25	1,230
PVH Corp.	35	4,438
Qorvo, Inc.	10	758
Quest Diagnostics, Inc.	25	2,345
Raytheon Co.	25	4,505
Reliance Steel & Aluminum Co.	72	5,532
Republic Services, Inc.	513	33,381
Robert Half International, Inc.	51	2,640
Rockwell Automation, Inc.	18	3,615
Rollins, Inc.	94	4,128
Ross Stores, Inc.	314	19,936
Royal Caribbean Cruises Ltd.	24	2,970
Ryman Hospitality Properties, Inc.	42	2,777
Sally Beauty Holdings, Inc.	804	13,917
Sanmina Corp.	309	10,112
SBA Communications Corp.	37	5,816
Schlumberger Ltd.	201	12,864

32	CONSOLIDATED SCHEDULES OF INVESTMENTS

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Long

United States (continued)
Scripps Networks Interactive, Inc., Class A	134	$11,160
Selective Insurance Group, Inc.	40	2,384
Sensient Technologies Corp.	226	17,187
Sherwin-Williams Co.	29	11,459
Simpson Manufacturing Co., Inc.	477	26,588
Six Flags Entertainment Corp.	49	3,077
Snap-on, Inc.	13	2,051
Splunk, Inc.	155	10,432
State Street Corp.	32	2,944
Steel Dynamics, Inc.	29	1,079
Sterling Bancorp	198	4,960
Synopsys, Inc.	17	1,471
Sysco Corp.	554	30,813
T. Rowe Price Group, Inc.	88	8,175
Target Corp.	41	2,421
TE Connectivity Ltd.	79	7,187
Tegna, Inc.	344	4,207
Teleflex, Inc.	47	11,138
TeleTech Holdings, Inc.	343	14,286
Tenneco, Inc.	17	988
Teradata Corp.	804	26,894
Teradyne, Inc.	136	5,833
Tetra Tech, Inc.	11	542
Texas Instruments, Inc.	399	38,579
Thermo Fisher Scientific, Inc.	121	23,453
Time, Inc.	352	4,083
Timken Co.	223	10,514
Torchmark Corp.	233	19,602
Transocean Ltd.	491	5,156
Trinity Industries, Inc.	119	3,870
Tyson Foods, Inc., Class A	358	26,102
Ubiquiti Networks, Inc.	61	3,793
UDR, Inc.	71	2,754
UGI Corp.	328	15,698
United Parcel Service, Inc., Class B	355	41,723
United States Cellular Corp.	103	3,769
Unum Group	16	833
US Foods Holding Corp.	272	7,420
Valero Energy Corp.	143	11,281
VeriSign, Inc.	896	96,338
Versum Materials, Inc.	730	30,718
Vishay Intertechnology, Inc.	525	11,681
Visteon Corp.	353	44,492
VMware, Inc., Class A	536	64,154
Waste Management, Inc.	666	54,725
Waters Corp.	44	8,626
Wayfair, Inc., Class A	24	1,678
Weingarten Realty Investors	160	4,872
WellCare Health Plans, Inc.	159	31,441
Werner Enterprises, Inc.	206	7,344
Western Union Co.	1,569	31,160
Wintrust Financial Corp.	123	9,999
Wolverine World Wide, Inc.	200	5,460
Worthington Industries, Inc.	80	3,640
Wyndham Worldwide Corp.	25	2,671
Xerox Corp.	29	879
Yum! Brands, Inc.	134	9,976
Zions Bancorporation	480	22,301
Zoetis, Inc.	256	16,338

		3,793,289
Total Reference Entity — Long		10,042,220

Reference Entity — Short

Austria
ams AG	(595)	(54,286)
Erste Group Bank AG	(290)	(12,448)
Raiffeisen Bank International AG	(507)	(17,631)

	Shares	Value
Reference Entity — Short

Austria (continued)
UNIQA Insurance Group AG	(222)	$(2,275)

		(86,640)
Belgium
Anheuser-Busch InBev SA	(339)	(41,569)
Melexis NV	(30)	(3,006)
Ontex Group NV	(1,423)	(50,051)
Umicore SA	(262)	(11,709)

		(106,335)
Bermuda
XL Group Ltd.	(31)	(1,255)

Chile
Antofagasta PLC	(3,906)	(49,503)

China
China Conch Venture Holdings Ltd.	(15,000)	(30,584)
China State Construction International Holdings Ltd.	(18,000)	(25,291)
SINA Corp.	(111)	(11,949)

		(67,824)
Denmark
Genmab A/S	(201)	(40,589)
Nets A/S	(1,062)	(27,114)

		(67,703)
Finland
Kone Oyj, Class B	(25)	(1,353)
Konecranes Oyj	(74)	(3,407)

		(4,760)
France
Accor SA	(60)	(2,993)
Air Liquide SA	(19)	(2,419)
Alten SA	(106)	(9,277)
Danone SA	(137)	(11,197)
Elior Group	(769)	(21,838)
Elis SA	(515)	(13,427)
Essilor International SA	(650)	(82,292)
Gecina SA	(126)	(20,445)
Hermes International	(43)	(22,322)
Iliad SA	(37)	(9,236)
Ingenico Group SA	(86)	(8,351)
Korian SA	(70)	(2,275)
L’Oreal SA	(23)	(5,119)
Nexans SA	(37)	(2,422)
Orpea	(543)	(65,056)
Publicis Groupe SA	(60)	(3,906)
Remy Cointreau SA	(15)	(1,948)
Renault SA	(51)	(5,058)
Rexel SA	(618)	(11,020)
Société Générale SA	(96)	(5,343)
Sodexo SA	(80)	(10,178)
Suez	(283)	(4,977)
Vivendi SA	(979)	(24,310)

		(345,409)
Germany
Carl Zeiss Meditec AG	(647)	(34,500)
Commerzbank AG	(435)	(6,028)
Deutsche Bank AG, Registered Shares	(855)	(14,013)
Deutsche Wohnen AG	(88)	(3,766)
GEA Group AG	(231)	(11,159)
Grand City Properties SA	(1,131)	(24,345)
Innogy SE	(204)	(9,487)
KION Group AG	(228)	(18,269)
MAN SE	(69)	(7,640)
SAP SE	(195)	(22,281)

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	33

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Short

Germany (continued)
thyssenkrupp AG	(110)	$(2,951)
United Internet AG, Registered Shares	(303)	(19,216)
Vonovia SE	(105)	(4,638)
Zalando Se	(220)	(11,075)

		(189,368)
Ghana
Kosmos Energy Ltd.	(420)	(3,226)
Tullow Oil PLC	(13,547)	(32,779)

		(36,005)
Hong Kong
Bank of East Asia Ltd.	(21)	(92)
Haitong International Securities Group Ltd.	(32,604)	(18,492)
Luk Fook Holdings International Ltd.	(2,000)	(8,460)
Value Partners Group Ltd.	(38,000)	(37,700)

		(64,744)
Ireland
Greencore Group PLC	(4,779)	(12,236)

Israel
Mellanox Technologies Ltd.	(53)	(2,478)

Italy
Luxottica Group SpA	(48)	(2,753)
Poste Italiane SpA	(180)	(1,316)
UniCredit SpA	(94)	(1,796)
Unipol Gruppo Finanziario SpA	(795)	(3,585)

		(9,450)
Japan
ABC-Mart, Inc.	(800)	(40,354)
AEON Financial Service Co. Ltd.	(600)	(12,886)
Aiful Corp.	(5,700)	(19,883)
Ain Holdings, Inc.	(100)	(6,841)
ANA Holdings, Inc.	(300)	(11,531)
Asahi Kasei Corp.	(700)	(8,477)
Chiyoda Corp.	(300)	(1,775)
Coca-Cola Bottlers Japan, Inc.	(2,000)	(69,979)
Cosmos Pharmaceutical Corp.	(300)	(62,461)
Cyberagent, Inc.	(200)	(6,194)
Daido Steel Co. Ltd.	(100)	(6,336)
DeNA Co. Ltd.	(600)	(14,110)
Dentsu, Inc.	(200)	(8,555)
DMG Mori Co. Ltd.	(200)	(4,033)
Don Quijote Holdings Co. Ltd.	(2,000)	(83,890)
Ebara Corp.	(1,100)	(39,586)
FamilyMart UNY Holdings Co. Ltd.	(1,700)	(96,624)
FANUC Corp.	(100)	(23,382)
FP Corp.	(700)	(36,786)
Fukuoka Financial Group, Inc.	(1,000)	(5,161)
Fukuyama Transporting Co. Ltd.	(100)	(3,245)
GMO Payment Gateway, Inc.	(300)	(21,950)
Harmonic Drive Systems, Inc.	(1,300)	(67,552)
Hiroshima Bank Ltd.	(500)	(4,233)
Hitachi Capital Corp.	(200)	(4,889)
Hitachi Metals Ltd.	(1,700)	(22,023)
Idemitsu Kosan Co. Ltd.	(100)	(2,923)
IHI Corp.	(100)	(3,602)
Isetan Mitsukoshi Holdings Ltd.	(300)	(3,270)
Isuzu Motors Ltd.	(1,000)	(14,605)
Iyo Bank Ltd.	(300)	(2,590)
Japan Exchange Group, Inc.	(700)	(12,620)
JGC Corp.	(400)	(6,709)
Kansai Paint Co. Ltd.	(1,400)	(35,984)
Kawasaki Kisen Kaisha Ltd.	(771)	(20,137)
Keisei Electric Railway Co. Ltd.	(400)	(12,083)
Kewpie Corp.	(100)	(2,495)
Keyence Corp.	(100)	(55,522)

	Shares	Value
Reference Entity — Short

Japan (continued)
Komatsu Ltd.	(700)	$(22,873)
Kyowa Hakko Kirin Co. Ltd.	(300)	(5,538)
Kyudenko Corp.	(200)	(8,831)
Kyushu Financial Group, Inc.	(100)	(636)
LINE Corp.	(400)	(16,568)
M3, Inc.	(400)	(11,931)
Makita Corp.	(100)	(4,191)
Mebuki Financial Group, Inc.	(7,800)	(32,541)
MINEBEA MITSUMI, Inc.	(400)	(7,333)
MISUMI Group, Inc.	(400)	(10,959)
Mitsubishi Corp.	(600)	(14,051)
Mitsubishi Heavy Industries Ltd.	(300)	(11,738)
Mitsubishi Logistics Corp.	(500)	(12,950)
Mitsubishi Motors Corp.	(1,300)	(10,410)
Mitsubishi UFJ Financial Group, Inc.	(400)	(2,713)
Monotaro Co. Ltd.	(100)	(2,754)
Nabtesco Corp.	(600)	(23,836)
Nankai Electric Railway Co. Ltd.	(400)	(10,341)
Nihon M&A Center, Inc.	(600)	(28,725)
Nippon Electric Glass Co. Ltd.	(400)	(16,331)
Nippon Kayaku Co. Ltd.	(1,000)	(15,877)
Nippon Paint Holdings Co. Ltd.	(300)	(10,584)
Nippon Shinyaku Co. Ltd.	(100)	(7,087)
Nippon Shokubai Co. Ltd.	(200)	(15,086)
Nippon Yusen KK	(600)	(12,690)
Nitori Holdings Co. Ltd.	(500)	(72,666)
Nitto Denko Corp.	(100)	(9,299)
NS Solutions Corp.	(100)	(2,431)
OKUMA Corp.	(100)	(6,147)
Ono Pharmaceutical Co. Ltd.	(300)	(6,876)
Orient Corp.	(800)	(1,296)
Otsuka Holdings Co. Ltd.	(100)	(4,177)
Pigeon Corp.	(100)	(3,549)
Rakuten, Inc.	(600)	(6,420)
Resona Holdings, Inc.	(1,600)	(8,649)
Resorttrust, Inc.	(100)	(1,969)
Seria Co. Ltd.	(300)	(17,071)
Seven Bank Ltd.	(1,500)	(5,547)
Shinsei Bank Ltd.	(700)	(11,813)
Sojitz Corp.	(1,100)	(3,320)
Sumitomo Metal Mining Co. Ltd.	(900)	(35,506)
Sumitomo Mitsui Trust Holdings, Inc.	(800)	(31,576)
Sysmex Corp.	(100)	(6,844)
Takara Bio, Inc.	(600)	(7,984)
Takara Holdings, Inc.	(600)	(5,869)
Tokyo Broadcasting System Holdings, Inc.	(100)	(2,036)
Tokyu Corp.	(100)	(1,513)
Toray Industries, Inc.	(3,000)	(30,365)
Toyo Tire & Rubber Co. Ltd.	(100)	(2,263)
Tsumura & Co.	(200)	(7,433)
Universal Entertainment Corp.	(300)	(9,773)
Welcia Holdings Co. Ltd.	(2,300)	(87,290)
Yakult Honsha Co. Ltd.	(100)	(8,268)
Yamaha Corp.	(100)	(3,929)
Yokohama Rubber Co. Ltd.	(100)	(2,248)
Zenkoku Hosho Co. Ltd.	(100)	(4,109)

		(1,580,086)
Kazakhstan
KAZ Minerals PLC	(430)	(4,643)

Luxembourg
Eurofins Scientific SE	(165)	(103,217)
Tenaris SA	(3,137)	(42,824)

		(146,041)
Macau
MGM China Holdings Ltd.	(4,000)	(9,024)

34	CONSOLIDATED SCHEDULES OF INVESTMENTS

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Short

Netherlands
Altice NV, Class A	(708)	$(13,352)
Altice NV, Class B	(490)	(9,239)
ASML Holding NV	(53)	(9,563)
Boskalis Westminster	(2,032)	(72,637)
EXOR NV	(58)	(3,718)
Flow Traders	(62)	(1,541)
IMCD Group NV	(397)	(24,969)
InterXion Holding NV	(229)	(12,226)
Koninklijke Vopak NV	(1,168)	(50,555)
Royal Dutch Shell PLC, B Shares	(46)	(1,481)

		(199,281)
Norway
Aker ASA, A Shares	(267)	(12,097)
Gjensidige Forsikring ASA	(106)	(1,995)
Schibsted ASA, B Shares	(403)	(9,457)
Schibsted ASA, Class A	(379)	(9,772)
Yara International ASA	(110)	(5,224)

		(38,545)
Portugal
Banco Comercial Portugues SA, Class R	(79,030)	(23,617)
NOS SGPS SA	(1,195)	(7,160)

		(30,777)
Singapore
Singapore Post Ltd.	(10,600)	(9,993)

South Africa
Investec PLC	(71)	(486)

South Korea
Amorepacific Corp.	(192)	(53,874)
BNK Financial Group, Inc.	(4,158)	(36,893)
CJ CheilJedang Corp.	(69)	(22,579)
CJ Korea Express Corp.	(37)	(5,186)
Hanon Systems	(3,263)	(37,957)
Hanssem Co. Ltd.	(58)	(8,827)
Hyundai Glovis Co. Ltd.	(312)	(42,108)
Hyundai Mobis Co. Ltd.	(76)	(18,078)
Hyundai Motor Co.	(447)	(64,308)
Hyundai Motor Co., Preference Shares	(351)	(32,285)
Kakao Corp.	(925)	(119,004)
Kangwon Land, Inc.	(139)	(4,261)
KCC Corp.	(94)	(32,755)
KEPCO Plant Service & Engineering Co. Ltd.	(18)	(664)
Korea Aerospace Industries Ltd.	(2,268)	(115,129)
Korea Zinc Co. Ltd.	(97)	(44,370)
LG Chem Ltd.	(63)	(22,715)
Lotte Confectionery Co. Ltd.	(51)	(8,456)
Lotte Confectionery Co. Ltd.	(401)	(26,700)
Lotte Shopping Co. Ltd.	(78)	(15,676)
Mirae Asset Daewoo Co. Ltd.	(3,293)	(29,883)
NAVER Corp.	(27)	(21,580)
NCSoft Corp.	(32)	(12,200)
Netmarble Games Corp.	(109)	(16,929)
Orion Corp./Republic of Korea	(156)	(14,792)
Ottogi Corp.	(40)	(27,099)
Samsung Biologics Co. Ltd.	(322)	(110,471)
Samsung C&T Corp.	(972)	(128,579)
Samsung Card Co. Ltd.	(474)	(15,531)
Samsung Electro-Mechanics Co. Ltd.	(315)	(29,310)
Samsung Heavy Industries Co. Ltd.	(3,841)	(40,482)
Samsung SDI Co. Ltd.	(384)	(70,751)
Samsung SDS Co. Ltd.	(204)	(37,774)
Samsung Securities Co. Ltd.	(191)	(6,075)

		(1,273,281)
Spain
Acerinox SA	(149)	(2,141)

	Shares	Value
Reference Entity — Short

Spain (continued)
Banco Santander SA	(595)	$(28)
Banco Santander SA	(595)	(4,034)
Cellnex Telecom SA	(500)	(12,411)
CIE Automotive SA	(247)	(7,340)
Industria de Diseno Textil SA	(211)	(7,887)
Prosegur Cia de Seguridad SA	(1,045)	(7,975)
Red Electrica Corp. SA	(241)	(5,336)

		(47,152)
Sweden
Assa Abloy AB, Class B	(60)	(1,265)
Hexagon AB, B Shares	(45)	(2,307)
Intrum Justitia AB	(1,537)	(53,867)
Investor AB, B Shares	(89)	(4,410)
Nibe Industrier AB, B Shares	(8,305)	(83,048)
Nordea Bank AB	(1,103)	(13,329)
Telefonaktiebolaget LM Ericsson, B Shares	(156)	(982)

		(159,208)
Switzerland
Aryzta AG	(418)	(13,272)
Cie Financiere Richemont SA, Registered Shares	(738)	(68,033)
EMS-Chemie Holding AG, Registered Shares	(45)	(29,501)
Geberit AG, Registered Shares	(8)	(3,622)
Givaudan SA, Registered Shares	(3)	(6,700)
OC Oerlikon Corp. AG, Registered Shares	(789)	(12,658)
SFS Group AG	(257)	(30,449)
Sonova Holding AG, Registered Shares	(62)	(11,193)
Zurich Insurance Group AG	(27)	(8,239)

		(183,667)
United Arab Emirates
NMC Health PLC	(782)	(30,048)

		(30,048)
United Kingdom
Admiral Group PLC	(202)	(5,160)
Ashtead Group PLC	(233)	(6,002)
ASOS PLC	(93)	(7,035)
Balfour Beatty PLC	(10,704)	(38,940)
BBA Aviation PLC	(17,143)	(72,423)
boohoo.com PLC	(3,298)	(8,783)
BP PLC	(1,214)	(8,234)
British American Tobacco PLC	(363)	(23,453)
Cairn Energy PLC	(5,967)	(16,756)
Cobham PLC	(3,583)	(6,615)
Daily Mail & General Trust PLC, A Shares	(252)	(2,321)
DCC PLC	(71)	(6,733)
Essentra PLC	(7,333)	(51,843)
Fevertree Drinks PLC	(737)	(20,761)
Greene King PLC	(1,519)	(10,915)
Halma PLC	(562)	(8,818)
Janus Henderson Group PLC	(586)	(20,364)
Lancashire Holdings Ltd.	(74)	(739)
Liberty Global PLC LiLAC, Class C	(243)	(5,346)
Liberty Global PLC, Class A	(224)	(6,910)
London Stock Exchange Group PLC	(353)	(17,628)
Melrose Industries PLC	(303)	(885)
Merlin Entertainments PLC	(7,664)	(38,552)
NEX Group PLC	(410)	(3,450)
Old Mutual PLC	(2,643)	(6,705)
Pearson PLC	(126)	(1,177)
Phoenix Group Holdings	(165)	(1,658)
Provident Financial PLC	(125)	(1,546)
Standard Life PLC	(6,950)	(39,658)
Whitbread PLC	(118)	(5,787)

		(445,197)

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	35

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Short

United States
Abbott Laboratories	(34)	$(1,844)
ABIOMED, Inc.	(26)	(5,016)
Acadia Healthcare Co., Inc.	(107)	(3,356)
ACADIA Pharmaceuticals, Inc.	(149)	(5,190)
ACI Worldwide, Inc.	(1,343)	(32,339)
Actuant Corp., Class A	(126)	(3,213)
Acuity Brands, Inc.	(70)	(11,704)
Adient PLC	(47)	(3,965)
Advance Auto Parts, Inc.	(248)	(20,272)
Advanced Micro Devices, Inc.	(1,457)	(16,005)
AECOM	(107)	(3,751)
Affiliated Managers Group, Inc.	(50)	(9,325)
Agios Pharmaceuticals, Inc.	(347)	(22,302)
Air Lease Corp.	(136)	(5,909)
AK Steel Holding Corp.	(1,114)	(5,113)
Akamai Technologies, Inc.	(130)	(6,793)
Alkermes PLC	(208)	(10,142)
Alleghany Corp.	(11)	(6,228)
Allegheny Technologies, Inc.	(63)	(1,586)
Allegiant Travel Co.	(44)	(6,002)
Alliance Data Systems Corp.	(17)	(3,803)
Alnylam Pharmaceuticals, Inc.	(162)	(19,738)
Altria Group, Inc.	(68)	(4,367)
Amazon.com, Inc.	(16)	(17,684)
Ambarella, Inc.	(97)	(5,475)
AMERCO	(22)	(8,638)
American Campus Communities, Inc.	(58)	(2,412)
American International Group, Inc.	(197)	(12,728)
AmTrust Financial Services, Inc.	(137)	(1,721)
Annaly Capital Management, Inc.	(41)	(470)
Antero Resources Corp.	(1,031)	(20,001)
Arista Networks, Inc.	(142)	(28,384)
Arthur J. Gallagher & Co.	(277)	(17,542)
athenahealth, Inc.	(9)	(1,151)
Avis Budget Group, Inc.	(50)	(2,063)
B&G Foods, Inc.	(206)	(6,551)
Balchem Corp.	(376)	(31,693)
Ball Corp.	(1,338)	(57,440)
Bank of the Ozarks, Inc.	(160)	(7,459)
BankUnited, Inc.	(379)	(13,208)
Beacon Roofing Supply, Inc.	(700)	(38,787)
Berkshire Hathaway, Inc., Class B	(114)	(21,311)
BioMarin Pharmaceutical, Inc.	(27)	(2,216)
Bio-Rad Laboratories, Inc., Class A	(89)	(19,561)
Black Hills Corp.	(12)	(783)
Blackbaud, Inc.	(255)	(25,832)
Blackstone Mortgage Trust, Inc., Class A	(869)	(27,660)
Blue Buffalo Pet Products, Inc.	(51)	(1,475)
Bluebird Bio, Inc.	(54)	(7,511)
BOK Financial Corp.	(121)	(10,463)
Boyd Gaming Corp.	(356)	(10,406)
Brighthouse Financial, Inc.	(167)	(10,384)
Broadcom Ltd.	(70)	(18,474)
Buffalo Wild Wings, Inc.	(33)	(3,901)
Caesars Entertainment Corp.	(923)	(11,953)
CalAtlantic Group, Inc.	(1,490)	(73,517)
Callon Petroleum Co.	(5,366)	(59,509)
Calpine Corp.	(249)	(3,720)
Cantel Medical Corp.	(252)	(24,716)
Capital One Financial Corp.	(248)	(22,861)
Cardinal Health, Inc.	(97)	(6,004)
CarMax, Inc.	(764)	(57,376)
Catalent, Inc.	(149)	(6,346)
Cavium, Inc.	(582)	(40,152)
Cheniere Energy, Inc.	(948)	(44,310)
Chipotle Mexican Grill, Inc.	(87)	(23,655)
Choice Hotels International, Inc.	(144)	(10,044)
Churchill Downs, Inc.	(25)	(5,214)
Ciena Corp.	(146)	(3,105)
CIT Group, Inc.	(174)	(8,112)

	Shares	Value
Reference Entity — Short

United States (continued)
Clovis Oncology, Inc.	(33)	$(2,487)
Coca-Cola Co.	(265)	(12,185)
Cognizant Technology Solutions Corp., Class A	(330)	(24,971)
CommScope Holding Co., Inc.	(201)	(6,460)
Compass Minerals International, Inc.	(509)	(33,390)
Concho Resources, Inc.	(66)	(8,858)
Conduent, Inc.	(132)	(2,043)
CONSOL Energy, Inc.	(60)	(968)
Continental Resources, Inc.	(273)	(11,114)
Cornerstone OnDemand, Inc.	(179)	(6,866)
CoStar Group, Inc.	(4)	(1,183)
Costco Wholesale Corp.	(39)	(6,282)
Coty, Inc., Class A	(2,343)	(36,082)
Cypress Semiconductor Corp.	(605)	(9,595)
CyrusOne, Inc.	(227)	(13,936)
Darling Ingredients, Inc.	(903)	(16,480)
DDR Corp.	(274)	(2,102)
Dell Technologies, Inc., Class V	(66)	(5,463)
DENTSPLY SIRONA, Inc.	(507)	(30,962)
DexCom, Inc.	(448)	(20,147)
Diamondback Energy, Inc.	(502)	(53,794)
DiamondRock Hospitality Co.	(76)	(825)
Digital Realty Trust, Inc.	(106)	(12,555)
DISH Network Corp., Class A	(7)	(340)
Dollar General Corp.	(86)	(6,952)
Dominion Resources, Inc.	(622)	(50,469)
Dorman Products, Inc.	(94)	(6,496)
Dover Corp.	(48)	(4,584)
DR Horton, Inc.	(525)	(23,210)
Duke Energy Corp.	(227)	(20,046)
Dycom Industries, Inc.	(94)	(8,256)
Eagle Materials, Inc.	(55)	(5,806)
Eaton Corp PLC	(80)	(6,402)
Education Realty Trust, Inc.	(474)	(16,543)
Edwards Lifesciences Corp.	(95)	(9,712)
Ellie Mae, Inc.	(322)	(28,964)
Envision Healthcare Corp.	(105)	(4,473)
Equinix, Inc.	(48)	(22,248)
Erie Indemnity Co., Class A	(185)	(22,348)
Exact Sciences Corp.	(215)	(11,823)
Facebook, Inc., Class A	(25)	(4,502)
Finisar Corp.	(82)	(1,930)
FireEye, Inc.	(682)	(11,539)
First Citizens BancShares, Inc., Class A	(19)	(7,695)
First Republic Bank	(133)	(12,954)
FLIR Systems, Inc.	(89)	(4,167)
Flowserve Corp.	(402)	(17,716)
Fluor Corp.	(29)	(1,250)
FMC Corp.	(106)	(9,843)
FNB Corp.	(932)	(12,573)
FTI Consulting, Inc.	(36)	(1,539)
Garmin Ltd.	(120)	(6,793)
Gartner, Inc.	(61)	(7,644)
General Electric Co.	(2,354)	(47,457)
Genuine Parts Co.	(29)	(2,559)
GGP, Inc.	(59)	(1,148)
Gramercy Property Trust	(488)	(14,494)
Great Plains Energy, Inc.	(90)	(2,955)
Guidewire Software, Inc.	(987)	(78,940)
Hain Celestial Group, Inc.	(602)	(21,684)
Hanesbrands, Inc.	(81)	(1,823)
HB Fuller Co.	(134)	(7,621)
HCP, Inc.	(42)	(1,085)
Healthcare Realty Trust, Inc.	(83)	(2,676)
Healthcare Services Group, Inc.	(30)	(1,587)
Healthcare Trust of America, Inc., Class A	(120)	(3,606)
HealthEquity, Inc.	(155)	(7,784)
Hilton Grand Vacations, Inc.	(725)	(29,696)
Hilton Worldwide Holdings, Inc.	(43)	(3,108)
Honeywell International, Inc.	(151)	(21,768)

36	CONSOLIDATED SCHEDULES OF INVESTMENTS

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Short

United States (continued)
Hope Bancorp, Inc.	(68)	$(1,255)
Hormel Foods Corp.	(196)	(6,107)
Hudson Pacific Properties, Inc.	(122)	(4,126)
ICU Medical, Inc.	(83)	(15,861)
ILG, Inc.	(899)	(26,673)
Incyte Corp.	(87)	(9,853)
Insulet Corp.	(54)	(3,176)
Integra LifeSciences Holdings Corp.	(110)	(5,146)
Integrated Device Technology, Inc.	(123)	(3,822)
Intercept Pharmaceuticals, Inc.	(70)	(4,314)
Intuitive Surgical, Inc.	(72)	(27,026)
Invesco Ltd.	(42)	(1,503)
IPG Photonics Corp.	(157)	(33,427)
ITT, Inc.	(46)	(2,145)
Jagged Peak Energy, Inc.	(2,382)	(33,086)
Jazz Pharmaceuticals PLC	(120)	(16,984)
JB Hunt Transport Services, Inc.	(232)	(24,682)
John Bean Technologies Corp.	(40)	(4,276)
Kansas City Southern	(174)	(18,134)
Kennedy-Wilson Holdings, Inc.	(978)	(19,022)
Keysight Technologies, Inc.	(587)	(26,221)
Kilroy Realty Corp.	(288)	(20,514)
Kimco Realty Corp.	(93)	(1,689)
Kinder Morgan, Inc.	(62)	(1,123)
Kite Realty Group Trust	(346)	(6,467)
Knight-Swift Transportation Holdings, Inc.	(341)	(14,134)
Knowles Corp.	(170)	(2,815)
Kraft Heinz Co.	(832)	(64,339)
L Brands, Inc.	(51)	(2,195)
Las Vegas Sands Corp.	(549)	(34,796)
Legg Mason, Inc.	(157)	(5,994)
Leucadia National Corp.	(87)	(2,201)
Lexington Realty Trust	(70)	(708)
Liberty Broadband Corp., Class C	(408)	(35,614)
Life Storage, Inc.	(25)	(2,021)
Ligand Pharmaceuticals, Inc.	(17)	(2,471)
Lions Gate Entertainment Corp., Class B	(197)	(5,449)
LivaNova PLC	(146)	(10,789)
LogMeIn, Inc.	(30)	(3,632)
Lumentum Holdings, Inc.	(187)	(11,809)
MACOM Technology Solutions Holdings, Inc., H Shares	(65)	(2,657)
Markel Corp.	(16)	(17,349)
MarketAxess Holdings, Inc.	(22)	(3,828)
Martin Marietta Materials, Inc.	(36)	(7,807)
Mattel, Inc.	(361)	(5,097)
MB Financial, Inc.	(127)	(5,834)
Medical Properties Trust, Inc.	(90)	(1,191)
Medicines Co.	(286)	(8,220)
Medtronic PLC	(603)	(48,554)
Mercury General Corp.	(99)	(5,541)
MetLife, Inc.	(55)	(2,947)
Michael Kors Holdings Ltd.	(120)	(5,857)
Microchip Technology, Inc.	(7)	(664)
Microsemi Corp.	(480)	(25,618)
Middleby Corp.	(242)	(28,048)
Molson Coors Brewing Co., Class B	(69)	(5,580)
Monolithic Power Systems, Inc.	(165)	(20,076)
Monster Beverage Corp.	(757)	(43,853)
Morgan Stanley	(205)	(10,250)
Mylan NV	(171)	(6,106)
National General Holdings Corp.	(300)	(6,054)
National Oilwell Varco, Inc.	(45)	(1,539)
Nektar Therapeutics	(359)	(8,648)
Netflix, Inc.	(216)	(42,429)
Neurocrine Biosciences, Inc.	(191)	(11,863)
New York Community Bancorp, Inc.	(1,516)	(19,041)
Newell Brands, Inc.	(597)	(24,346)
Nexstar Media Group, Inc., Class A	(346)	(22,075)
NextEra Energy, Inc.	(47)	(7,288)

	Shares	Value
Reference Entity — Short

United States (continued)
Nielsen Holdings PLC	(310)	$(11,492)
NIKE, Inc., Class B	(47)	(2,585)
Norfolk Southern Corp.	(45)	(5,914)
NorthWestern Corp.	(108)	(6,402)
NuVasive, Inc.	(275)	(15,601)
NVIDIA Corp.	(27)	(5,584)
Oasis Petroleum, Inc.	(2,378)	(22,472)
Olin Corp.	(612)	(22,356)
Omega Healthcare Investors, Inc.	(73)	(2,107)
On Assignment, Inc.	(82)	(5,020)
OneMain Holdings, Inc.	(602)	(19,126)
Oracle Corp.	(125)	(6,363)
PacWest Bancorp	(67)	(3,237)
Patterson-UTI Energy, Inc.	(151)	(2,987)
Pdc Energy, Inc.	(145)	(7,385)
Pegasystems, Inc.	(10)	(583)
Penske Automotive Group, Inc.	(117)	(5,455)
Penumbra, Inc.	(290)	(29,160)
Performance Food Group Co.	(93)	(2,632)
Physicians Realty Trust	(584)	(10,150)
Pinnacle Financial Partners, Inc.	(27)	(1,787)
Plains GP Holdings LP, Class A	(174)	(3,550)
Praxair, Inc.	(85)	(12,420)
Priceline Group, Inc.	(21)	(40,151)
PriceSmart, Inc.	(9)	(754)
Prosperity Bancshares, Inc.	(14)	(921)
PTC, Inc.	(359)	(23,856)
Puma Biotechnology, Inc.	(32)	(4,074)
QUALCOMM, Inc.	(173)	(8,825)
Quintiles IMS Holdings, Inc.	(153)	(16,539)
Radius Health, Inc.	(20)	(642)
Range Resources Corp.	(582)	(10,540)
RealPage, Inc.	(231)	(10,002)
Realty Income Corp.	(228)	(12,237)
Regency Centers Corp.	(238)	(14,649)
Regeneron Pharmaceuticals, Inc.	(2)	(805)
Sarepta Therapeutics, Inc.	(579)	(28,550)
Seaboard Corp.	(1)	(4,400)
Seattle Genetics, Inc.	(52)	(3,188)
SemGroup Corp., Class A	(640)	(16,672)
Sempra Energy	(353)	(41,478)
Senior Housing Properties Trust	(381)	(7,010)
Sotheby’s	(61)	(3,161)
Southern Co.	(539)	(28,136)
Spectrum Brands Holdings, Inc.	(28)	(3,078)
Spire, Inc.	(229)	(18,080)
Spirit Realty Capital, Inc.	(1,855)	(15,415)
Square, Inc., Class A	(543)	(20,194)
SS&C Technologies Holdings, Inc.	(833)	(33,487)
Starbucks Corp.	(258)	(14,149)
Starwood Waypoint Homes	(180)	(6,536)
Steris PLC	(208)	(19,413)
STORE Capital Corp.	(169)	(4,173)
Symantec Corp.	(415)	(13,488)
Synchrony Financial	(138)	(4,502)
Syntel, Inc.	(5)	(117)
Targa Resources Corp.	(201)	(8,342)
Taubman Centers, Inc.	(140)	(6,611)
Teledyne Technologies, Inc.	(15)	(2,549)
TESARO, Inc.	(64)	(7,409)
Texas Roadhouse, Inc.	(31)	(1,550)
TFS Financial Corp.	(168)	(2,591)
Tiffany & Co.	(8)	(749)
Toll Brothers, Inc.	(123)	(5,663)
Tractor Supply Co.	(89)	(5,363)
TransDigm Group, Inc.	(84)	(23,310)
TreeHouse Foods, Inc.	(24)	(1,593)
TRI Pointe Group, Inc.	(542)	(9,588)
Tribune Media Co., Class A	(32)	(1,310)
Trimble, Inc.	(631)	(25,795)

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	37

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Short

United States (continued)
Tyler Technologies, Inc.	(17)	$(3,014)
U.S. Bancorp	(68)	(3,698)
U.S. Silica Holdings, Inc.	(416)	(12,692)
Ulta Salon Cosmetics & Fragrance, Inc.	(52)	(10,493)
Ultimate Software Group, Inc.	(24)	(4,862)
Umpqua Holdings Corp.	(236)	(4,829)
Under Armour, Inc., Class C	(38)	(438)
Union Pacific Corp.	(9)	(1,042)
United Bankshares, Inc.	(369)	(13,266)
United Technologies Corp.	(275)	(32,934)
Uniti Group, Inc.	(1,033)	(18,078)
Universal Health Services, Inc., Class B	(33)	(3,389)
Urban Outfitters, Inc.	(65)	(1,594)
USG Corp.	(498)	(17,096)
Vail Resorts, Inc.	(11)	(2,519)
Valley National Bancorp	(750)	(8,625)
Valvoline, Inc.	(49)	(1,177)
Ventas, Inc.	(32)	(2,008)
VEREIT, Inc.	(1,615)	(12,742)
VeriFone Systems, Inc.	(617)	(11,772)
Verint Systems, Inc.	(123)	(5,191)
Verisk Analytics, Inc.	(510)	(43,376)
Verizon Communications, Inc.	(84)	(4,021)
Viacom, Inc., Class B	(27)	(649)
ViaSat, Inc.	(130)	(8,463)
Vornado Realty Trust	(192)	(14,373)
Vulcan Materials Co.	(56)	(6,818)
Wabtec Corp.	(159)	(12,164)
Waddell & Reed Financial, Inc., Class A	(470)	(8,784)
WageWorks, Inc.	(111)	(7,076)
Washington Prime Group, Inc.	(511)	(4,001)
Weatherford International PLC	(2,227)	(7,728)
WEC Energy Group, Inc.	(74)	(4,987)
Welltower, Inc.	(106)	(7,098)
WESCO International, Inc.	(190)	(11,999)
West Pharmaceutical Services, Inc.	(66)	(6,692)
Westar Energy, Inc.	(89)	(4,760)
WestRock Co.	(101)	(6,194)
WEX, Inc.	(347)	(42,886)
Whirlpool Corp.	(24)	(3,934)
Whiting Petroleum Corp.	(1,441)	(8,660)
Wright Medical Group NV	(518)	(13,577)
Wynn Resorts Ltd.	(152)	(22,418)
Zayo Group Holdings, Inc.	(887)	(31,985)
Zendesk, Inc.	(1,428)	(44,268)
Zillow Group, Inc., Class C	(383)	(15,810)
Zimmer Biomet Holdings, Inc.	(15)	(1,824)

		(4,125,473)

Total Reference Entity — Short		(9,326,612)

Net Value of Reference Entity — Credit Suisse International		$715,608

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Deutsche Bank AG, as of period end, expiration dates 8/20/18-10/19/18:

	Shares	Value
Reference Entity — Long

Belgium
Kbc Ancora	44	$2,623
Telenet Group Holding NV	79	5,464

		8,087
China
Hengan International Group Co. Ltd.	500	4,931

	Shares	Value
Reference Entity — Long

Denmark
AP Moller — Maersk A/S, Class B	3	$5,751
H. Lundbeck A/S	41	2,437
Pandora A/S	5	472

		8,660
France
Credit Agricole SA	841	14,678
Eurazeo SA	64	5,950
Fonciere Des Regions	6	611
Lagardere SCA	289	9,517
Natixis SA	1,237	9,701
Television Francaise 1	615	8,744

		49,201
Germany
Rheinmetall AG	63	7,482
Software AG	52	2,648
TUI AG	161	2,908

		13,038
Hong Kong
AIA Group Ltd.	1,000	7,535
CK Asset Holdings Ltd.	1,500	12,345
Hang Seng Bank Ltd.	1,300	30,814
Hong Kong & China Gas Co. Ltd.	4,000	7,582
VTech Holdings Ltd.	200	2,843

		61,119
Italy
Azimut Holding SpA	178	3,514
De’ Longhi SpA	23	754
Erg SpA	214	3,577
Snam SpA	644	3,288

		11,133
Japan
Aozora Bank Ltd.	200	7,828
Bridgestone Corp.	100	4,777
Comsys Holdings Corp.	400	10,130
Daicel Corp.	100	1,249
Fujitsu Ltd.	2,000	15,585
Gree, Inc.	1,100	7,467
Jafco Co. Ltd.	200	9,885
Kyushu Railway Co	500	15,981
Lion Corp.	100	1,924
Matsui Securities Co. Ltd.	600	5,046
Mitsubishi Electric Corp.	400	6,845
Mitsui & Co. Ltd.	400	5,974
Nhk Spring Co. Ltd.	400	4,578
Nichirei Corp.	300	7,723
Otsuka Corp.	100	6,817
Recruit Holdings Co. Ltd.	600	14,711
Skylark Co. Ltd.	200	2,991
Toho Co. Ltd.	400	13,252
Toyo Suisan Kaisha Ltd.	100	3,847
Toyota Boshoku Corp.	200	4,028

		150,638
Netherlands
PostNL NV	814	3,469

Norway
Leroy Seafood Group ASA	496	2,979
Salmar Asa	35	1,044

		4,023

38	CONSOLIDATED SCHEDULES OF INVESTMENTS

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Long

Singapore
Ascendas Real Estate Investment Trust	1,600	$3,217
Genting Singapore PLC	20,900	18,707

		21,924
South Korea
Daelim Industrial Co. Ltd.	19	1,416
E-MART, Inc.	6	1,201
Hanwha Chemical Corp.	81	2,206
S-1 Corp.	6	491
Samsung Life Insurance Co. Ltd.	16	1,929

		7,243
Spain
Abertis Infraestructuras SA	453	9,798
Aena SA	45	8,256
Distribuidora Internacional de Alimentacion SA	584	2,856
Ebro Foods SA	468	11,257
Viscofan SA	92	5,569

		37,736
Sweden
Fabege AB	251	5,300
Loomis AB, Class B	42	1,685
Telia Co. AB	201	930

		7,915
Switzerland
UBS Group AG, Registered Shares	2,419	41,155

Taiwan
Chailease Holding Co. Ltd.	2,000	5,159
Chang Hwa Commercial Bank Ltd.	20,000	10,844
Compal Electronics, Inc.	33,000	24,297
Pou Chen Corp.	7,000	8,822

		49,122
United Kingdom
Capita PLC	104	724
Imperial Brands PLC	59	2,405
Legal & General Group PLC	1,102	3,907
Lloyds Banking Group PLC	4,016	3,640
Man Strategic Holdings PLC	1,856	4,773
Petrofac Ltd.	368	2,050
Stagecoach Group PLC	206	456
Unilever NV	143	8,307
William Hill PLC	223	765

		27,027
United States
Air Products & Chemicals, Inc.	52	8,290
Alliant Energy Corp.	73	3,158
Andeavor	39	4,143
Armstrong World Industries, Inc.	23	1,175
Arris International PLC	83	2,365
Ashland Global Holdings, Inc.	44	2,991
Assured Guaranty Ltd.	175	6,493
Avery Dennison Corp.	69	7,326
AVX Corp.	158	2,977
Barnes Group, Inc.	12	781
Bloomin’ Brands, Inc.	51	907
Boeing Co.	65	16,769
Brown-Forman Corp., Class B	82	4,676
Caterpillar, Inc.	101	13,716
CDK Global, Inc.	162	10,297
Centene Corp.	66	6,182
CenterPoint Energy, Inc.	135	3,993
Commerce Bancshares, Inc.	18	1,047
Convergys Corp.	299	7,693
CoreCivic, Inc.	213	5,253

	Shares	Value
Reference Entity — Long

United States (continued)
CubeSmart	46	$1,252
Cummins, Inc.	42	7,429
CVR Energy, Inc.	78	2,141
CVS Health Corp.	10	685
Deere & Co.	17	2,259
Deluxe Corp.	45	3,134
E*TRADE Financial Corp.	84	3,662
Edgewell Personal Care Co.	62	4,026
Essex Property Trust, Inc.	29	7,610
Exelixis, Inc.	22	545
Fortinet, Inc.	44	1,734
Franklin Resources, Inc.	82	3,455
Gilead Sciences, Inc.	125	9,370
Glacier Bancorp, Inc.	25	949
H&R Block, Inc.	50	1,237
Haemonetics Corp.	21	999
Heartland Express, Inc.	72	1,536
Helen of Troy Ltd.	27	2,508
Ingersoll-Rand PLC	34	3,012
Jabil, Inc.	21	594
KAR Auction Services, Inc.	43	2,035
Laboratory Corp. of America Holdings	41	6,302
Lancaster Colony Corp.	5	626
Lincoln Electric Holdings, Inc.	73	6,692
Littelfuse, Inc.	6	1,254
LPL Financial Holdings, Inc.	28	1,389
Magellan Health, Inc.	83	7,080
McDonald’s Corp.	35	5,842
Murphy Oil Corp.	553	14,793
NiSource, Inc.	225	5,933
NVR, Inc.	1	3,281
Old Dominion Freight Line, Inc.	55	6,662
Park Hotels & Resorts, Inc.	901	25,940
Phillips 66	215	19,582
Piedmont Office Realty Trust, Inc., Class A	764	14,776
PNM Resources, Inc.	146	6,336
PolyOne Corp.	55	2,534
Procter & Gamble Co.	76	6,562
Public Service Enterprise Group, Inc.	108	5,314
QEP Resources, Inc.	703	6,292
Rayonier, Inc.	120	3,598
Regions Financial Corp.	268	4,149
Retail Properties of America, Inc., Class A	102	1,246
Sage Therapeutics, Inc.	60	3,797
Scientific Games Corp., Class A	85	4,046
Sealed Air Corp.	337	14,905
Steel Dynamics, Inc.	127	4,726
SunTrust Banks, Inc.	52	3,131
Synopsys, Inc.	15	1,298
Time, Inc.	90	1,044
TransUnion	81	4,252
United Therapeutics Corp.	66	7,827
Vector Group Ltd.	226	4,696
Visa, Inc., Class A	103	11,328
Voya Financial, Inc.	35	1,406
Wolverine World Wide, Inc.	20	546
Zebra Technologies Corp., Class A	40	4,640

		394,229

Total Reference Entity — Long		900,650

Reference Entity — Short

France
Elis SA	(292)	(7,613)

Israel
Mellanox Technologies Ltd.	(27)	(1,262)

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	39

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Short

Italy
Salvatore Ferragamo SpA	(139)	$(3,648)

Macau
MGM China Holdings Ltd.	(3,200)	(7,219)

Netherlands
Cimpress NV	(23)	(2,510)

Spain
Indra Sistemas SA	(235)	(3,377)

United Kingdom
Provident Financial PLC	(507)	(6,272)

United States
Agios Pharmaceuticals, Inc.	(103)	(6,620)
AK Steel Holding Corp.	(627)	(2,878)
B&G Foods, Inc.	(201)	(6,392)
Cal-Maine Foods, Inc.	(182)	(8,190)
CBL & Associates Properties, Inc.	(1,115)	(8,742)
Centennial Resource Development, Inc., Class A	(146)	(2,837)
Ensco PLC, Class A	(213)	(1,148)
Frank’s International NV	(368)	(2,432)
Groupon, Inc.	(392)	(1,870)
Grubhub, Inc.	(79)	(4,821)
Intercept Pharmaceuticals, Inc.	(25)	(1,541)
Radius Health, Inc.	(207)	(6,647)
Tesla, Inc.	(2)	(663)
ViaSat, Inc.	(128)	(8,333)
Wabtec Corp.	(168)	(12,851)

		(75,965)

Total Reference Entity — Short		(107,866)

Net Value of Reference Entity — Deutsche Bank AG		$792,784

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A., as of period end, expiration dates 2/14/18-11/01/18:

	Shares	Value
Reference Entity — Long

Austria
ANDRITZ AG	500	$28,271
BUWOG AG	996	28,726
Lenzing AG	166	22,469

		79,466
Belgium
Bekaert SA	178	8,420
Colruyt SA	288	14,730
Sofina SA	41	6,166

		29,316
Bermuda
Enstar Group Ltd.	19	4,328
Marvell Technology Group Ltd.	398	7,351

		11,679
China
Agricultural Bank of China Ltd., H Shares	1,000	471
Anhui Conch Cement Co. Ltd., H Shares	6,500	27,844
Bank of China Ltd., H Shares	56,000	27,987
BYD Electronic International Co. Ltd.	5,000	13,558
China CITIC Bank Corp. Ltd., H Shares	47,000	30,284
China Communications Construction Co. Ltd., H Shares	1,000	1,215

	Shares	Value
Reference Entity — Long

China (continued)
China Everbright Ltd.	16,000	$37,966
China Mobile Ltd.	500	5,029
China Shenhua Energy Co. Ltd., H Shares	1,500	3,588
China Telecom Corp. Ltd., H Shares	24,000	12,036
COSCO SHIPPING Ports Ltd.	14,000	16,224
Country Garden Holdings Co. Ltd.	14,000	22,193
CSPC Pharmaceutical Group Ltd.	2,000	3,479
Dongfeng Motor Group Co. Ltd., H Shares	32,000	43,926
Geely Automobile Holdings Ltd.	3,000	9,303
Guangdong Investment Ltd.	16,000	23,181
Industrial & Commercial Bank of China Ltd., H Shares	39,000	31,031
Lenovo Group Ltd.	20,000	11,601
Longfor Properties Co. Ltd.	8,000	18,687
People’s Insurance Co. Group of China Ltd., H Shares	33,000	15,707
Tingyi Cayman Islands Holding Corp.	6,000	9,461

		364,771
Denmark
Carlsberg A/S, Class B	12	1,371
Coloplast A/S, Class B	101	8,890
Danske Bank A/S	1,013	38,660
Dfds A/S	279	16,180
GN Store Nord A/S	1,792	59,304
H. Lundbeck A/S	520	30,913
Royal Unibrew A/S	248	14,278
Topdanmark A/S	595	24,460
Vestas Wind Systems A/S	222	19,599

		213,655
Finland
Neste Oyj	345	19,207
Orion Oyj, Class B	422	17,296
Sampo Oyj, A Shares	52	2,721
UPM-Kymmene Oyj	1,728	51,896
Valmet Oyj	156	3,025

		94,145
France
Air France-KLM	157	2,458
Arkema SA	353	44,595
AXA SA	614	18,536
BNP Paribas SA	47	3,668
Bouygues SA	583	27,980
Capgemini SE	91	11,055
Cie de Saint-Gobain	604	35,414
Cie Plastic Omnium SA	441	18,389
CNP Assurances	395	9,189
Eiffage SA	36	3,760
Euler Hermes Group	374	43,388
Faurecia	1,198	87,089
Havas SA	184	1,979
Ipsen SA	12	1,451
Mercialys SA	1,051	20,476
Orange SA	1,063	17,463
Peugeot SA	4,059	96,302
Safran SA	245	25,804
Sanofi	572	54,161
SEB SA	31	5,777
Unibail-Rodamco SE	13	3,254
Vinci SA	366	35,860
Worldline SA	363	17,757

		585,805
Germany
Allianz SE, Registered Shares	15	3,502
Bayer AG, Registered Shares	274	35,642
Beiersdorf AG	135	15,186

40	CONSOLIDATED SCHEDULES OF INVESTMENTS

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Long

Germany (continued)
Covestro AG	111	$10,670
Deutsche Telekom AG, Registered Shares	918	16,622
E.ON SE	3,298	39,063
Freenet AG	80	2,679
Gerresheimer AG	78	6,239
HOCHTIEF AG	79	13,955
LEG Immobilien AG	148	15,076
Merck KGaA	659	70,706
MTU Aero Engines AG	100	16,922
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	7	1,572
ProSiebenSat.1 Media SE	207	7,291
Rheinmetall AG	6	713
RWE AG	645	16,218
Salzgitter AG	541	26,175
Schaeffler AG, Preference Shares	138	2,200
Suedzucker AG	53	1,050
Uniper SE	3,056	85,869
Volkswagen AG, Preference Shares	4	732

		388,082
Hong Kong
CK Asset Holdings Ltd.	500	4,115
CLP Holdings Ltd.	1,500	15,267
Galaxy Entertainment Group Ltd.	3,000	20,458
Haier Electronics Group Co. Ltd.	2,000	5,274
Henderson Land Development Co. Ltd.	2,200	14,357
Hong Kong & China Gas Co. Ltd.	1,000	1,896
Kingboard Chemical Holdings Ltd.	8,000	47,472
Shimao Property Holdings Ltd.	1,000	2,096
Sino Biopharmaceutical Ltd.	39,000	45,606
Sino Land Co. Ltd.	6,000	10,341
Yue Yuen Industrial Holdings Ltd.	2,500	9,576

		176,458
India
Vedanta Resources PLC	660	7,783

Ireland
AerCap Holdings NV	388	20,424

Italy
A2A SpA	4,194	7,202
ACEA SpA	2,831	46,102
Azimut Holding SpA	331	6,534
Brembo SpA	2,075	34,254
De’ Longhi SpA	171	5,607
DiaSorin SpA	49	4,457
Enel SpA	15,014	93,112
Iren SpA	2,519	6,931
Mediaset SpA	5,699	20,925
Moncler SpA	287	8,148
Recordati SpA	655	30,450
Telecom Italia SpA	3,564	3,084

		266,806
Japan
Aeon Co. Ltd.	200	3,093
Alfresa Holdings Corp.	600	11,464
Amada Holdings Co. Ltd.	3,500	43,491
Aoyama Trading Co. Ltd.	1,500	55,582
Astellas Pharma, Inc.	7,500	99,816
Autobacs Seven Co. Ltd.	2,000	34,380
Azbil Corp.	100	4,367
Bridgestone Corp.	1,200	57,324
Canon, Inc.	2,100	78,891
Casio Computer Co. Ltd.	1,000	14,757
Central Japan Railway Co.	700	127,145
Citizen Watch Co. Ltd.	200	1,470
Credit Saison Co. Ltd.	300	6,041

	Shares	Value
Reference Entity — Long

Japan (continued)
Daicel Corp.	300	$3,746
Daiichi Sankyo Co. Ltd.	1,700	39,047
Daiichikosho Co. Ltd.	100	4,712
Daiwa Securities Group, Inc.	2,000	12,539
Denka Co. Ltd.	600	20,046
East Japan Railway Co.	100	9,698
Ezaki Glico Co. Ltd.	100	5,546
FUJIFILM Holdings Corp.	700	28,635
Furukawa Electric Co. Ltd.	300	18,264
Glory Ltd.	200	7,480
GS Yuasa Corp.	1,000	5,028
Gungho Online Entertainment, Inc.	300	807
Gunma Bank Ltd.	1,100	7,082
Hakuhodo DY Holdings, Inc.	1,300	17,983
Haseko Corp.	300	4,356
Heiwa Corp.	500	9,220
Hitachi Construction Machinery Co. Ltd.	200	6,861
Hitachi High-Technologies Corp.	100	4,185
Hitachi Ltd.	2,000	15,927
Ito En Ltd.	100	3,501
ITOCHU Corp.	100	1,752
Itochu Techno-Solutions Corp.	100	3,895
Japan Airlines Co. Ltd.	800	27,382
JSR Corp.	200	3,877
JTEKT Corp.	200	3,314
JXTG Holdings, Inc.	1,500	7,746
KDDI Corp.	100	2,664
Kinden Corp.	3,900	65,863
Kirin Holdings Co. Ltd.	2,700	64,810
Kissei Pharmaceutical Co. Ltd.	500	13,745
Kobe Steel Ltd.	300	2,533
Komeri Co. Ltd.	400	11,984
Konica Minolta, Inc.	200	1,755
Kuraray Co. Ltd.	100	1,969
Kurita Water Industries Ltd.	500	15,888
Kyushu Railway Co	1,700	54,335
Lawson, Inc.	200	13,060
Lion Corp.	1,000	19,243
Mabuchi Motor Co. Ltd.	400	20,990
Matsui Securities Co. Ltd.	900	7,568
Medipal Holdings Corp.	200	3,714
Miraca Holdings, Inc.	900	41,874
Mitsubishi Chemical Holdings Corp.	7,100	74,162
Mitsubishi Gas Chemical Co., Inc.	100	2,446
Mitsubishi Materials Corp.	200	7,605
Mixi, Inc.	200	9,750
Morinaga & Co. Ltd.	200	11,362
NH Foods Ltd.	1,000	28,765
Nihon Kohden Corp.	100	2,226
Nippon Paper Industries Co. Ltd.	100	1,989
Nishi-Nippon Financial Holdings, Inc.	900	10,502
Nissan Motor Co. Ltd.	1,200	11,670
NTN Corp.	100	486
Obayashi Corp.	800	10,475
Otsuka Corp.	100	6,817
Panasonic Corp.	800	12,079
Pola Orbis Holdings, Inc.	400	12,750
Sapporo Holdings Ltd.	500	15,844
Secom Co. Ltd.	600	45,685
Sega Sammy Holdings, Inc.	400	5,631
Seiko Epson Corp.	1,700	40,568
Shionogi & Co. Ltd.	100	5,384
Skylark Co. Ltd.	600	8,974
Sompo Holdings, Inc.	100	4,020
Sotetsu Holdings, Inc.	700	18,060
Square Enix Holdings Co. Ltd.	200	8,065
Sumitomo Rubber Industries Ltd.	900	17,089
Suruga Bank Ltd.	400	9,107
T&D Holdings, Inc.	400	6,240

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	41

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Long

Japan (continued)
Taisho Pharmaceutical Holdings Co. Ltd.	100	$7,616
Teijin Ltd.	400	8,466
Tokai Tokyo Financial Holdings, Inc.	1,100	7,201
Tokio Marine Holdings, Inc.	400	17,243
TOTO Ltd.	100	4,897
Toyo Seikan Group Holdings Ltd.	100	1,769
Toyoda Gosei Co. Ltd.	800	19,562
Toyota Boshoku Corp.	300	6,041
Trend Micro, Inc.	200	10,725
Yamazaki Baking Co. Ltd.	600	10,800

		1,634,516
Luxembourg
APERAM SA	127	6,829

Netherlands
Aegon NV	105	620
ASR Nederland NV	235	9,634
Euronext NV	89	5,286
ING Groep NV	236	4,361
Koninklijke DSM NV	231	19,708
Philips Lighting NV	3,234	122,572
Wolters Kluwer NV	947	46,415

		208,596
Norway
DNB ASA	254	4,902
Leroy Seafood Group ASA	1,899	11,404
Statoil ASA	1,234	25,072
TGS NOPEC Geophysical Co. ASA	457	10,507

		51,885
Portugal
Jeronimo Martins SGPS SA	451	8,194

Puerto Rico
Popular, Inc.	50	1,834

Singapore
CapitaLand Mall Trust	34,300	50,849
Genting Singapore PLC	27,800	24,883
Mapletree Commercial Trust	2,100	2,396
Mapletree Industrial Trust	49,500	70,450
Singapore Airlines Ltd.	4,300	32,406
Suntec Real Estate Investment Trust	8,400	12,025
UOL Group Ltd.	700	4,642
Yanlord Land Group Ltd.	34,300	45,072

		242,723
South Africa
Mondi PLC	20	484

South Korea
E-MART, Inc.	42	8,408
Hankook Tire Co. Ltd.	963	46,480
Hanwha Life Insurance Co. Ltd.	6,151	43,461
Hyosung Corp.	1	120
Hyundai Development Co-Engineering & Construction	1,004	35,974
Hyundai Engineering & Construction Co. Ltd.	175	5,920
KB Financial Group, Inc.	44	2,301
Kia Motors Corp.	932	29,500
Korea Electric Power Corp.	1,438	50,416
Korea Investment Holdings Co. Ltd.	256	14,492
KT Corp.	3,366	88,344
KT&G Corp.	11	1,041
LG Corp.	123	9,457
LG Electronics, Inc.	772	62,846
LG Uplus Corp.	543	6,235
Lotte Chemical Corp.	8	2,642

	Shares	Value
Reference Entity — Long

South Korea (continued)
POSCO	180	$52,467
Samsung Fire & Marine Insurance Co. Ltd.	49	11,957
Shinhan Financial Group Co. Ltd.	1,039	46,670
SK Innovation Co. Ltd.	290	53,198
SK Telecom Co. Ltd.	58	13,693
Yuhan Corp.	43	7,835

		593,457
Spain
ACS Actividades de Construcción y Servicios SA	1,502	59,207
Cia de Distribucion Integral Logista Holdings SA	138	3,233
Ebro Foods SA	66	1,588
Grupo Catalana Occidente SA	564	23,736
Tecnicas Reunidas SA	135	4,347
Telefonica SA	6,078	63,731
Viscofan SA	28	1,695

		157,537
Sweden
Fabege AB	34	718
Holmen AB, B Shares	497	24,427
Husqvarna AB, B Shares	1,792	17,506
JM AB	1,374	36,254
L E Lundbergföretagen AB, B Shares	311	24,276
Loomis AB, Class B	135	5,417
Peab AB	3,304	32,062
Sandvik AB	204	3,724
Skandinaviska Enskilda Banken AB, Class A	105	1,294
Volvo AB, B Shares	395	7,823

		153,501
Switzerland
Adecco Group AG, Registered Shares	91	7,220
Allreal Holding AG, Registered Shares	14	2,340
Baloise Holding AG	6	946
Banque Cantonale Vaudoise, Registered Shares	43	30,925
Bkw AG	172	10,054
Clariant AG, Registered Shares	1,024	25,764
GAM Holding AG	114	1,777
Georg Fischer AG, Registered Shares	46	56,675
IWG PLC	352	1,007
Logitech International SA, Registered Shares	1,418	50,707
Novartis AG, Registered Shares	342	28,208
SGS SA, Registered Shares	9	22,226
Straumann Holding AG, Registered Shares	26	18,153

		256,002
Taiwan
Chailease Holding Co. Ltd.	12,000	30,955
Chang Hwa Commercial Bank Ltd.	13,650	7,401
Eva Airways Corp.	23,780	11,721
Far Eastern New Century Corp.	3,000	2,573
First Financial Holding Co. Ltd.	82,620	53,303
Formosa Chemicals & Fibre Corp.	1,000	3,038
Foxconn Technology Co. Ltd.	6,000	19,137
Hua Nan Financial Holdings Co. Ltd.	18,900	10,343
Innolux Corp.	66,000	28,928
Lite-On Technology Corp.	47,000	66,373
Pegatron Corp.	26,000	67,372
Pou Chen Corp.	27,000	34,027
President Chain Store Corp.	2,000	17,984
Quanta Computer, Inc.	7,000	16,491
Taishin Financial Holding Co. Ltd.	73,008	31,964
Taiwan Cooperative Financial Holding Co. Ltd.	58,710	31,742
Taiwan Semiconductor Manufacturing Co. Ltd.	1,000	8,084
Uni-President Enterprises Corp.	3,000	6,268
Yuanta Financial Holding Co. Ltd.	19,000	8,450

		456,154

42	CONSOLIDATED SCHEDULES OF INVESTMENTS

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Long

United Kingdom
Anglo American PLC	335	$6,319
Ashmore Group PLC	1,754	8,968
AstraZeneca PLC	257	17,389
BAE Systems PLC	216	1,701
Barratt Developments PLC	1,465	12,738
Berkeley Group Holdings PLC	73	3,627
Britvic PLC	617	6,202
BT Group PLC	1,001	3,449
Centrica PLC	197	444
Direct Line Insurance Group PLC	3,086	15,231
DS Smith PLC	548	3,790
Firstgroup PLC	4,942	7,220
G4S PLC	1,367	5,101
GlaxoSmithKline PLC	489	8,776
Grafton Group PLC	1,440	15,733
Hammerson PLC	1,038	7,226
Howden Joinery Group PLC	7,098	38,655
IMI PLC	1,332	21,612
Imperial Brands PLC	564	22,995
Indivior PLC	1,285	6,341
ITV PLC	3,098	6,772
JD Sports Fashion PLC	4,929	23,410
Jupiter Fund Management PLC	6,862	54,144
Kingfisher PLC	10,180	42,325
Legal & General Group PLC	227	805
Lloyds Banking Group PLC	1,023	927
Man Strategic Holdings PLC	8,086	20,794
Moneysupermarket.com Group PLC	1,555	6,710
National Express Group PLC	6,357	31,028
Pagegroup PLC	343	2,131
Playtech PLC	155	2,025
Rightmove PLC	102	5,627
Smith & Nephew PLC	2,046	38,591
SSE PLC	1,434	26,337
Stagecoach Group PLC	2,794	6,189
Tate & Lyle PLC	3,997	34,335
Taylor Wimpey PLC	5,518	14,623
TechnipFMC PLC	48	1,315
Tesco PLC	464	1,118
Thomas Cook Group PLC	2,933	4,667
TP ICAP PLC	3,002	21,710
Travis Perkins PLC	312	6,299
Vodafone Group PLC	1,805	5,163
William Hill PLC	731	2,508
Worldpay Group PLC	151	814

		573,884
United States
3M Co.	41	9,438
Aaron’s, Inc.	46	1,693
Adobe Systems, Inc.	97	16,991
AES Corp.	1,616	17,178
AGCO Corp.	23	1,577
Agilent Technologies, Inc.	369	25,103
Air Products & Chemicals, Inc.	27	4,305
Alcoa Corp.	104	4,969
Alexander’s, Inc.	6	2,466
Allison Transmission Holdings, Inc.	844	35,862
Allstate Corp.	291	27,313
Alphabet, Inc., Class A	43	44,421
AMC Networks, Inc., Class A	67	3,409
American Eagle Outfitters, Inc.	1,030	13,411
American Financial Group, Inc.	48	5,064
American National Insurance Co.	1	122
American Tower Corp.	47	6,752
Ameriprise Financial, Inc.	37	5,792
Anadarko Petroleum Corp.	453	22,365
Andeavor	119	12,643
Apartment Investment & Management Co., Class A	155	6,817

	Shares	Value
Reference Entity — Long

United States (continued)
Apple Hospitality REIT, Inc.	126	$2,386
Applied Materials, Inc.	49	2,765
Armstrong World Industries, Inc.	194	9,913
Arrow Electronics, Inc.	67	5,601
Associated Banc-Corp.	121	3,061
Assurant, Inc.	44	4,429
AT&T, Inc.	223	7,504
Athene Holding Ltd., Class A	591	30,809
AvalonBay Communities, Inc.	44	7,979
Avery Dennison Corp.	566	60,092
Avista Corp.	84	4,388
AXIS Capital Holdings Ltd.	104	5,657
Baxter International, Inc.	916	59,055
Becton, Dickinson & Co.	40	8,347
Bemis Co., Inc.	61	2,746
Best Buy Co., Inc.	885	49,542
Big Lots, Inc.	82	4,207
Biogen, Inc.	18	5,610
Bloomin’ Brands, Inc.	1,571	27,932
Boston Properties, Inc.	67	8,119
Brandywine Realty Trust	182	3,183
Brink’s Co.	77	5,860
Bristol-Myers Squibb Co.	117	7,214
Cable One, Inc.	4	2,839
Cabot Corp.	347	21,153
Cabot Oil & Gas Corp.	172	4,764
Cadence Design Systems, Inc.	57	2,460
Camden Property Trust	100	9,124
Campbell Soup Co.	39	1,847
Capitol Federal Financial, Inc.	1,591	21,940
Cars.com, Inc.	96	2,287
Cathay General Bancorp	38	1,588
CBRE Group, Inc., Class A	254	9,987
Celanese Corp., Series A	303	31,606
Celgene Corp.	48	4,847
CenterPoint Energy, Inc.	1,599	47,298
Charles Schwab Corp.	134	6,009
Cheesecake Factory, Inc.	537	24,025
Chemed Corp.	267	59,656
Chevron Corp.	379	43,922
Church & Dwight Co., Inc.	257	11,609
Citrix Systems, Inc.	116	9,583
Clorox Co.	204	25,812
CMS Energy Corp.	45	2,177
Columbia Property Trust, Inc.	103	2,274
CommVault Systems, Inc.	235	12,232
Conagra Brands, Inc.	647	22,102
ConocoPhillips	807	41,278
Convergys Corp.	1,218	31,339
Cooper Cos., Inc.	42	10,091
Core Laboratories NV	312	31,169
CoreLogic, Inc.	48	2,251
CoreSite Realty Corp.	56	6,202
Crane Co.	264	21,944
CSRA, Inc.	468	14,971
CubeSmart	196	5,335
Curtiss-Wright Corp.	10	1,183
CVS Health Corp.	100	6,853
DaVita, Inc.	72	4,373
Deckers Outdoor Corp.	15	1,024
Deere & Co.	71	9,434
Deluxe Corp.	390	27,163
Devon Energy Corp.	1,278	47,158
Dillard’s, Inc., Class A	122	6,198
Discover Financial Services	57	3,792
Discovery Communications, Inc., Class A	1,337	25,243
Domtar Corp.	25	1,183
Donaldson Co., Inc.	470	22,189
Douglas Emmett, Inc.	69	2,746
DTE Energy Co.	7	773

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	43

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Long

United States (continued)
Duke Realty Corp.	182	$5,183
Dun & Bradstreet Corp.	70	8,178
E*TRADE Financial Corp.	22	959
East West Bancorp, Inc.	68	4,069
Eastman Chemical Co.	6	545
Eaton Vance Corp.	29	1,464
Electronic Arts, Inc.	67	8,013
Eli Lilly & Co.	93	7,620
EMCOR Group, Inc.	21	1,691
Emerson Electric Co.	128	8,251
Empire State Realty Trust, Inc., Class A	346	6,937
Energizer Holdings, Inc.	73	3,138
EnLink Midstream LLC	234	3,627
Entegris, Inc.	420	13,755
EOG Resources, Inc.	181	18,076
EPR Properties	287	19,855
Equity LifeStyle Properties, Inc.	53	4,689
Equity Residential	256	17,219
Essent Group Ltd.	150	6,393
Euronet Worldwide, Inc.	102	9,857
Everest Re Group Ltd.	224	53,189
Extended Stay America, Inc.	49	971
Extra Space Storage, Inc.	86	7,017
Federal Realty Investment Trust	13	1,567
Fifth Third Bancorp	29	838
First Hawaiian, Inc.	133	3,889
First Industrial Realty Trust, Inc.	955	29,490
Ford Motor Co.	570	6,994
Fortinet, Inc.	40	1,576
Fortive Corp.	77	5,564
Fortune Brands Home & Security, Inc.	63	4,162
Franklin Resources, Inc.	158	6,657
Fresh Del Monte Produce, Inc.	488	21,721
GameStop Corp., Class A	17	318
Gap, Inc.	1,228	31,916
GATX Corp.	502	29,824
General Motors Co.	285	12,249
Gilead Sciences, Inc.	45	3,373
Glacier Bancorp, Inc.	43	1,632
GoDaddy, Inc., Class A	31	1,448
Goodyear Tire & Rubber Co.	397	12,144
Graco, Inc.	40	5,272
Graham Holdings Co., Class B	3	1,669
Halliburton Co.	51	2,180
Hancock Holding Co.	22	1,073
Hanover Insurance Group, Inc.	144	14,167
Harris Corp.	23	3,204
Hartford Financial Services Group, Inc.	94	5,175
Hasbro, Inc.	220	20,370
Hawaiian Holdings, Inc.	276	9,246
HCA Healthcare, Inc.	897	67,858
Heartland Express, Inc.	308	6,570
Herman Miller, Inc.	77	2,587
Hershey Co.	149	15,821
Highwoods Properties, Inc.	163	8,321
HollyFrontier Corp.	68	2,513
Hologic, Inc.	13	492
Host Hotels & Resorts, Inc.	227	4,440
HRG Group, Inc.	109	1,768
Humana, Inc.	12	3,064
IAC/InterActiveCorp.	227	29,294
Ingredion, Inc.	197	24,694
Intel Corp.	132	6,005
International Business Machines Corp.	80	12,325
Intuit, Inc.	54	8,155
iRobot Corp.	230	15,454
Jack in the Box, Inc.	347	35,918
John Wiley & Sons, Inc., Class A	62	3,388
Johnson & Johnson	327	45,587
Juniper Networks, Inc.	349	8,666

	Shares	Value
Reference Entity — Long

United States (continued)
Kennametal, Inc.	85	$3,710
Kimberly-Clark Corp.	140	15,751
L3 Technologies, Inc.	92	17,221
Lamar Advertising Co., Class A	159	11,200
Lamb Weston Holdings, Inc.	97	4,946
Lancaster Colony Corp.	4	501
Lear Corp.	494	86,741
Liberty Property Trust	87	3,731
LifePoint Health, Inc.	75	3,611
Lincoln Electric Holdings, Inc.	11	1,008
Lincoln National Corp.	248	18,793
Louisiana-Pacific Corp.	57	1,549
Lowe’s Cos., Inc.	48	3,838
Macy’s, Inc.	447	8,386
Madison Square Garden Co., Class A	32	7,126
Marathon Oil Corp.	289	4,110
Marathon Petroleum Corp.	354	21,148
Marriott Vacations Worldwide Corp.	9	1,185
Masco Corp.	762	30,343
Masimo Corp.	180	15,797
Maxim Integrated Products, Inc.	245	12,872
McKesson Corp.	7	965
Merck & Co., Inc.	865	47,653
Mettler-Toledo International, Inc.	4	2,731
MKS Instruments, Inc.	19	2,064
Molina Healthcare, Inc.	45	3,052
Mondelez International, Inc., Class A	83	3,439
Moody’s Corp.	24	3,418
Moog, Inc., Class A	132	11,584
Morningstar, Inc.	55	4,687
Motorola Solutions, Inc.	488	44,184
MSA Safety, Inc.	49	3,895
MSC Industrial Direct Co., Inc., Class A	35	2,901
MSCI, Inc.	9	1,056
Murphy Oil Corp.	56	1,498
Nasdaq, Inc.	57	4,141
National Beverage Corp.	5	489
Newfield Exploration Co.	153	4,711
Newmont Mining Corp.	125	4,520
Noble Energy, Inc.	283	7,887
Nu Skin Enterprises, Inc., Class A	46	2,926
OGE Energy Corp.	96	3,537
ON Semiconductor Corp.	367	7,824
ONE Gas, Inc.	34	2,617
Owens Corning	545	45,066
Owens-Illinois, Inc.	244	5,829
Packaging Corp. of America	47	5,465
PerkinElmer, Inc.	28	2,025
PG&E Corp.	64	3,697
Philip Morris International, Inc.	31	3,244
Phillips 66	633	57,654
Piedmont Office Realty Trust, Inc., Class A	281	5,435
Pioneer Natural Resources Co.	35	5,238
PNM Resources, Inc.	107	4,644
Portland General Electric Co.	44	2,101
Potlatch Corp.	30	1,554
Principal Financial Group, Inc.	367	24,167
Progressive Corp.	46	2,238
Prudential Financial, Inc.	76	8,395
PS Business Parks, Inc.	138	18,262
QEP Resources, Inc.	487	4,359
Quanta Services, Inc.	225	8,489
Radian Group, Inc.	494	10,354
Regal Beloit Corp.	129	10,468
Regal Entertainment Group, Class A	1,075	17,576
Regions Financial Corp.	617	9,551
Robert Half International, Inc.	377	19,517
Rockwell Automation, Inc.	1	201
Rollins, Inc.	291	12,778
Royal Caribbean Cruises Ltd.	10	1,238

44	CONSOLIDATED SCHEDULES OF INVESTMENTS

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Long

United States (continued)
Ryder System, Inc.	150	$12,162
Ryman Hospitality Properties, Inc.	156	10,316
S&P Global, Inc.	17	2,660
Sally Beauty Holdings, Inc.	80	1,385
Sanderson Farms, Inc.	86	12,863
Science Applications International Corp.	185	13,568
Scientific Games Corp., Class A	202	9,615
Seagate Technology PLC	400	14,788
Simon Property Group, Inc.	25	3,883
Six Flags Entertainment Corp.	161	10,109
Sonoco Products Co.	368	19,059
Starwood Property Trust, Inc.	232	4,990
State Street Corp.	175	16,100
Steel Dynamics, Inc.	60	2,233
Stryker Corp.	33	5,111
Sun Communities, Inc.	73	6,589
T. Rowe Price Group, Inc.	20	1,858
Tableau Software, Inc., Class A	26	2,108
Take-Two Interactive Software, Inc.	189	20,913
Target Corp.	85	5,018
TCF Financial Corp.	329	5,994
TEGNA, Inc.	346	4,232
Teleflex, Inc.	6	1,422
Telephone & Data Systems, Inc.	405	11,806
Tempur Sealy International, Inc.	4	261
Tenneco, Inc.	450	26,149
Teradata Corp.	41	1,371
Thermo Fisher Scientific, Inc.	15	2,907
Thor Industries, Inc.	13	1,771
Timken Co.	151	7,120
TJX Cos., Inc.	29	2,024
Torchmark Corp.	58	4,880
Transocean Ltd.	262	2,751
Tupperware Brands Corp.	98	5,757
Two Harbors Investment Corp.	1,374	13,465
UDR, Inc.	315	12,219
United Continental Holdings, Inc.	277	16,199
United Rentals, Inc.	144	20,373
UnitedHealth Group, Inc.	186	39,101
Unum Group	158	8,222
Valero Energy Corp.	848	66,899
Varian Medical Systems, Inc.	280	29,173
Vectren Corp.	372	25,348
Versum Materials, Inc.	112	4,713
Viavi Solutions, Inc.	124	1,151
Vishay Intertechnology, Inc.	100	2,225
Voya Financial, Inc.	39	1,566
WABCO Holdings, Inc.	24	3,542
Walgreens Boots Alliance, Inc.	107	7,091
Wal-Mart Stores, Inc.	39	3,405
Washington Real Estate Investment Trust	287	9,239
Watsco, Inc.	25	4,164
Wayfair, Inc., Class A	75	5,243
WellCare Health Plans, Inc.	24	4,746
Wendy’s Co.	135	2,053
Werner Enterprises, Inc.	692	24,670
Western Alliance Bancorp	11	614
Western Digital Corp.	253	22,585
Williams-Sonoma, Inc.	257	13,261
Worthington Industries, Inc.	118	5,369
WW Grainger, Inc.	18	3,559
Xerox Corp.	83	2,516
Xilinx, Inc.	20	1,474

		3,393,306

Total Reference Entity — Long		9,977,292

	Shares	Value
Reference Entity — Short

Austria
ams AG	(113)	$(10,310)
Immofinanz AG	(2,156)	(5,449)
Raiffeisen Bank International AG	(404)	(14,050)
Telekom Austria AG	(6)	(56)
UNIQA Insurance Group AG	(663)	(6,793)
Vienna Insurance Group AG Wiener Versicherung Gruppe	(209)	(6,118)

		(42,776)
Belgium
Ackermans & van Haaren NV	(85)	(14,557)
Cie d’Entreprises CFE	(88)	(12,868)
Galapagos NV	(78)	(7,586)
Melexis NV	(48)	(4,810)
Ontex Group NV	(93)	(3,271)

		(43,092)
Canada
Waste Connections, Inc.	(1,475)	(104,238)

China
Alibaba Health Information Technology Ltd.	(14,640)	(7,847)
BYD Co. Ltd., H Shares	(1,500)	(13,116)
China Evergrande Group	(7,000)	(27,001)
China Huarong Asset Management Co. Ltd., H Shares	(37,000)	(17,405)
Guotai Junan International Holdings Ltd.	(88,990)	(28,451)
Semiconductor Manufacturing International Corp.	(19,330)	(29,661)

		(123,481)
Denmark
DONG Energy A/S	(348)	(19,501)
DSV A/S	(717)	(55,443)
FLSmidth & Co. A/S	(210)	(14,396)
Jyske Bank A/S, Registered Shares	(24)	(1,356)
Tryg A/S	(133)	(3,168)

		(93,864)
Finland
Huhtamaki Oyj	(282)	(12,012)
Kone Oyj, Class B	(530)	(28,686)
Konecranes Oyj	(680)	(31,310)
Metso Oyj	(75)	(2,724)
Nokian Renkaat Oyj	(59)	(2,705)
Wartsila Oyj ABP	(510)	(32,852)

		(110,289)
France
Accor SA	(792)	(39,511)
Air Liquide SA	(53)	(6,748)
Airbus Se	(9)	(924)
Altran Technologies SA	(117)	(2,164)
Bollore SA	(3)	(14)
Bureau Veritas SA	(2,473)	(66,223)
Carrefour SA	(499)	(10,043)
Casino Guichard Perrachon SA	(58)	(3,312)
Dassault Systemes SE	(68)	(7,219)
Edenred	(407)	(11,733)
Electricite de France SA	(1,990)	(26,045)
Eutelsat Communications SA	(453)	(11,347)
Groupe Eurotunnel SE	(4,409)	(55,416)
Hermes International	(117)	(60,736)
JCDecaux SA	(730)	(27,926)
Kering	(5)	(2,293)
Klepierre	(101)	(4,021)
Korian SA	(1,892)	(61,487)

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	45

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Short

France (continued)
L’Oreal SA	(78)	$(17,360)
LVMH Moet Hennessy Louis Vuitton SE	(138)	(41,160)
Nexans SA	(119)	(7,788)
Pernod Ricard SA	(248)	(37,186)
Remy Cointreau SA	(189)	(24,548)
Renault SA	(120)	(11,901)
Rexel SA	(450)	(8,024)
Sartorius Stedim Biotech	(16)	(1,090)
Schneider Electric SE	(403)	(35,408)
Société BIC SA	(34)	(3,590)
Société Générale SA	(115)	(6,400)
Sodexo SA	(22)	(2,799)
Sopra Steria Group	(56)	(10,506)
SPIE SA	(451)	(11,866)
Suez	(1,015)	(17,850)
Technicolor SA	(2,144)	(7,597)
Vicat SA	(113)	(8,741)
Vivendi SA	(166)	(4,122)
Wendel SA	(142)	(23,950)

		(679,048)
Germany
Aareal Bank AG	(159)	(6,611)
Bilfinger SE	(1,923)	(77,582)
Brenntag AG	(472)	(26,779)
Carl Zeiss Meditec AG	(72)	(3,839)
Commerzbank AG	(2,689)	(37,264)
CompuGroup Medical SE	(37)	(2,130)
CTS Eventim AG & Co. KGaA	(1,230)	(50,876)
Daimler AG, Registered Shares	(211)	(17,616)
Deutsche Wohnen AG	(1,210)	(51,788)
DMG Mori AG	(1,367)	(79,151)
Drillisch AG	(592)	(41,997)
GEA Group AG	(84)	(4,058)
Grand City Properties SA	(523)	(11,258)
Hapag-Lloyd AG	(1,230)	(54,052)
Innogy SE	(537)	(24,974)
K+S AG, Registered Shares	(1,060)	(25,771)
KION Group AG	(213)	(17,067)
LANXESS AG	(30)	(2,352)
MAN SE	(45)	(4,983)
Nemetschek SE	(337)	(30,132)
Porsche Automobil Holding SE, Preference Shares	(377)	(27,587)
Rational AG	(31)	(20,453)
Sartorius AG, Preference Shares	(224)	(20,916)
Ströer SE & Co. KGaA	(90)	(5,756)
Symrise AG	(842)	(65,614)
thyssenkrupp AG	(535)	(14,352)
Wirecard AG	(279)	(27,719)
Zalando SE	(1,048)	(52,758)

		(805,435)
Ghana
Kosmos Energy Ltd.	(1,819)	(13,970)
Tullow Oil PLC	(7,750)	(18,752)

		(32,722)
Hong Kong
Alibaba Pictures Group Ltd.	(130,000)	(21,175)
Bank of East Asia Ltd.	(7,710)	(33,831)
Haitong International Securities Group Ltd.	(73,333)	(41,593)
Hongkong Land Holdings Ltd.	(3,800)	(27,550)
Value Partners Group Ltd.	(2,277)	(2,259)

		(126,408)
Ireland
COSMO Pharmaceuticals NV	(73)	(10,573)
Greencore Group PLC	(2,626)	(6,723)

		(17,296)

	Shares	Value
Reference Entity — Short

Isle of Man
GVC Holdings PLC	(2,264)	$(28,190)
Paysafe Group PLC	(2,502)	(19,473)

		(47,663)
Israel
Mellanox Technologies Ltd.	(147)	(6,872)

Italy
Atlantia SpA	(151)	(4,923)
Banca Popolare di Sondrio SCPA	(5,257)	(20,796)
Banco BPM SpA	(9,415)	(32,782)
BPER Banca	(4,438)	(21,603)
Davide Campari-Milano SpA	(2,902)	(23,236)
ERG SpA	(197)	(3,293)
Infrastrutture Wireless Italiane SpA	(3,869)	(26,432)
Luxottica Group SpA	(501)	(28,736)
Poste Italiane SpA	(253)	(1,849)
Unione di Banche Italiane SpA	(2,269)	(10,649)
Unipol Gruppo Finanziario SpA	(7,618)	(34,354)
UnipolSai Assicurazioni SpA	(3,649)	(8,303)
Yoox Net-A-Porter Group SpA	(2,703)	(100,967)

		(317,923)
Japan
ABC-Mart, Inc.	(100)	(5,044)
Acom Co. Ltd.	(800)	(3,326)
AEON Financial Service Co. Ltd.	(300)	(6,443)
Ain Holdings, Inc.	(400)	(27,366)
Air Water, Inc.	(1,400)	(26,868)
Alps Electric Co. Ltd.	(1,100)	(33,664)
Asahi Intecc Co. Ltd.	(1,100)	(63,462)
Asahi Kasei Corp.	(1,000)	(12,110)
Bank of Kyoto Ltd.	(100)	(5,252)
Benesse Holdings, Inc.	(300)	(10,170)
Calbee, Inc.	(400)	(13,500)
Chugai Pharmaceutical Co. Ltd.	(800)	(38,141)
Coca-Cola Bottlers Japan, Inc.	(300)	(10,497)
Concordia Financial Group Ltd.	(400)	(2,118)
CyberAgent, Inc.	(200)	(6,194)
Dai-ichi Life Holdings, Inc.	(500)	(9,549)
DeNA Co. Ltd.	(200)	(4,703)
Dentsu, Inc.	(500)	(21,387)
FANUC Corp.	(100)	(23,382)
Fuji Oil Holdings, Inc.	(100)	(2,696)
GMO Payment Gateway, Inc.	(200)	(14,633)
Harmonic Drive Systems, Inc.	(10)	(520)
Hino Motors Ltd.	(100)	(1,287)
Honda Motor Co. Ltd.	(700)	(21,936)
House Foods Group, Inc.	(500)	(14,856)
Isetan Mitsukoshi Holdings Ltd.	(300)	(3,270)
Isuzu Motors Ltd.	(200)	(2,921)
Itoham Yonekyu Holdings, Inc.	(2,300)	(21,943)
Iyo Bank Ltd.	(400)	(3,453)
J. Front Retailing Co. Ltd.	(800)	(11,874)
Japan Tobacco, Inc.	(200)	(6,620)
Jfe Holdings, Inc.	(300)	(6,447)
JGC Corp.	(4,400)	(73,799)
Kansai Paint Co. Ltd.	(1,300)	(33,414)
Kawasaki Heavy Industries Ltd.	(100)	(3,489)
Keihan Holdings Co. Ltd.	(600)	(18,333)
Keikyu Corp.	(500)	(10,343)
Keio Corp.	(300)	(13,089)
Keisei Electric Railway Co. Ltd.	(1,200)	(36,249)
Kewpie Corp.	(500)	(12,473)
Keyence Corp.	(300)	(166,559)
Kikkoman Corp.	(100)	(3,432)
Kintetsu Group Holdings Co. Ltd.	(300)	(11,536)

46	CONSOLIDATED SCHEDULES OF INVESTMENTS

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Short

Japan (continued)
Komatsu Ltd.	(100)	$(3,268)
Kubota Corp.	(3,500)	(65,854)
Kyowa Exeo Corp.	(600)	(13,070)
Kyushu Financial Group, Inc.	(1,600)	(10,170)
LINE Corp.	(897)	(37,154)
Marui Group Co. Ltd.	(600)	(9,183)
Mebuki Financial Group, Inc.	(5,100)	(21,277)
Mitsubishi Heavy Industries Ltd.	(200)	(7,825)
Mitsubishi Logistics Corp.	(1,000)	(25,901)
Mitsubishi Motors Corp.	(8,300)	(66,465)
Mitsubishi UFJ Financial Group, Inc.	(400)	(2,713)
Mitsubishi UFJ Lease & Finance Co. Ltd.	(600)	(3,166)
Mitsui OSK Lines Ltd.	(600)	(18,373)
Miura Co. Ltd.	(300)	(7,056)
Mizuho Financial Group, Inc.	(4,400)	(7,994)
Monotaro Co. Ltd.	(100)	(2,754)
Nidec Corp.	(800)	(106,386)
Nifco, Inc.	(100)	(6,528)
Nintendo Co. Ltd.	(100)	(38,796)
Nippon Steel & Sumitomo Metal Corp.	(400)	(9,590)
Nipro Corp.	(600)	(8,747)
Nissan Chemical Industries Ltd.	(200)	(7,460)
Nisshin Seifun Group, Inc.	(500)	(8,787)
NOK Corp.	(400)	(9,825)
Nomura Holdings, Inc.	(900)	(5,150)
NS Solutions Corp.	(700)	(17,017)
NSK Ltd.	(100)	(1,440)
Odakyu Electric Railway Co. Ltd.	(2,200)	(43,037)
Olympus Corp.	(100)	(3,721)
Oracle Corp. Japan	(300)	(25,385)
Orient Corp.	(2,600)	(4,213)
Oriental Land Co. Ltd.	(200)	(15,997)
Otsuka Holdings Co. Ltd.	(300)	(12,532)
Park24 Co. Ltd.	(1,100)	(25,427)
PeptiDream, Inc.	(2,600)	(82,508)
Pigeon Corp.	(400)	(14,195)
Rakuten, Inc.	(700)	(7,491)
Renesas Electronics Corp.	(400)	(5,172)
Ricoh Co. Ltd.	(200)	(1,856)
Rinnai Corp.	(200)	(17,136)
Ryohin Keikaku Co. Ltd.	(100)	(29,500)
Santen Pharmaceutical Co. Ltd.	(2,700)	(42,904)
SCSK Corp.	(1,400)	(60,373)
Seibu Holdings, Inc.	(1,400)	(25,029)
Sekisui House Ltd.	(100)	(1,870)
Shimadzu Corp.	(300)	(6,238)
Shimano, Inc.	(100)	(13,684)
Shinsei Bank Ltd.	(800)	(13,501)
Sohgo Security Services Co. Ltd.	(300)	(14,453)
Sojitz Corp.	(6,500)	(19,617)
Sony Corp.	(200)	(8,367)
Sony Financial Holdings, Inc.	(200)	(3,323)
Sosei Group Corp.	(400)	(36,704)
Start Today Co. Ltd.	(900)	(24,651)
Sumco Corp.	(200)	(4,405)
Sumitomo Forestry Co. Ltd.	(100)	(1,684)
Sumitomo Metal Mining Co. Ltd.	(1,000)	(39,452)
Sumitomo Mitsui Financial Group, Inc.	(200)	(8,013)
Sysmex Corp.	(800)	(54,752)
Taiyo Nippon Sanso Corp.	(300)	(3,602)
Terumo Corp.	(200)	(8,334)
THK Co. Ltd.	(100)	(3,648)
Tokyo Broadcasting System Holdings, Inc.	(1,800)	(36,652)
Tsuruha Holdings, Inc.	(500)	(61,991)
TV Asahi Holdings Corp.	(800)	(16,110)
Unicharm Corp.	(900)	(20,480)
Universal Entertainment Corp.	(1,814)	(59,094)
Yamaha Corp.	(500)	(19,646)
Yamaha Motor Co. Ltd.	(900)	(27,011)

		(2,264,055)

	Shares	Value
Reference Entity — Short

Jersey
Randgold Resources Ltd.	(253)	$(24,862)

Jordan
Hikma Pharmaceuticals PLC	(808)	(12,489)

Kazakhstan
KAZ Minerals PLC	(182)	(1,965)

Luxembourg
Tenaris SA	(120)	(1,638)

Mexico
Fresnillo PLC	(252)	(4,358)

Netherlands
Aalberts Industries NV	(224)	(11,046)
Altice NV, Class A	(416)	(7,845)
Altice NV, Class B	(65)	(1,226)
ASML Holding NV	(22)	(3,969)
Boskalis Westminster	(173)	(6,184)
Cimpress NV	(76)	(8,295)
EXOR NV	(45)	(2,885)
Flow Traders	(308)	(7,658)
Gemalto NV	(387)	(15,316)
Heineken NV	(129)	(12,569)
IMCD Group NV	(657)	(41,321)
Koninklijke KPN NV	(1,253)	(4,311)
Koninklijke Vopak NV	(328)	(14,197)
Oci NV	(31)	(735)
Royal Dutch Shell PLC, B Shares	(529)	(17,032)
SBM Offshore NV	(4,114)	(73,419)

		(228,008)
Norway
Aker BP ASA	(2,509)	(57,799)
Gjensidige Forsikring ASA	(821)	(15,450)
Schibsted ASA, B Shares	(35)	(821)
Schibsted ASA, Class A	(574)	(14,800)
Yara International ASA	(158)	(7,504)

		(96,374)
Portugal
Banco Comercial Portugues SA, Class R	(60,411)	(18,053)
NOS SGPS SA	(693)	(4,152)

		(22,205)
Singapore
First Resources Ltd.	(2,300)	(3,325)
Global Logistic Properties Ltd.	(2,400)	(5,846)
Keppel Corp. Ltd.	(1,600)	(8,807)
Sembcorp Industries Ltd.	(4,500)	(10,899)
Singapore Post Ltd.	(38,100)	(35,916)
Singapore Telecommunications Ltd.	(32,400)	(89,164)
Wilmar International Ltd.	(1,000)	(2,488)

		(156,445)
South Africa
Investec PLC	(1,782)	(12,194)
Mediclinic International PLC	(841)	(6,501)

		(18,695)
South Korea
Hanmi Science Co. Ltd.	(115)	(9,427)
Hanssem Co. Ltd.	(47)	(7,153)
Hyundai Robotics Co. Ltd.	(26)	(10,492)
Lotte Confectionery Co. Ltd.	(3)	(541)

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	47

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Short

South Korea (continued)
Lotte Confectionery Co. Ltd.	(19)	$(1,289)
Netmarble Games Corp.	(160)	(24,849)
Samsung Heavy Industries Co. Ltd.	(6,130)	(64,607)

		(118,358)
Spain
Acerinox SA	(706)	(10,143)
Banco Bilbao Vizcaya Argentaria SA	(1,899)	(16,606)
Banco de Sabadell SA	(20,745)	(41,536)
Banco Santander SA	(2,772)	(132)
Banco Santander SA	(2,772)	(18,792)
Bankia SA	(7,729)	(36,885)
CaixaBank SA	(1,984)	(9,282)
CIE Automotive SA	(1,024)	(30,430)
Ferrovial SA	(3,197)	(69,428)
Ferrovial SA, Rights	(3,197)	(1,538)
Gas Natural SDG SA	(1,010)	(21,611)
Grifols SA	(358)	(11,204)
Melia Hotels International SA	(953)	(13,036)
Prosegur Cia de Seguridad SA	(2,166)	(16,530)
Siemens Gamesa Renewable Energy SA	(3,432)	(49,763)
Zardoya Otis SA	(6,022)	(65,237)

		(412,153)
Sweden
AAK AB	(773)	(62,472)
Assa Abloy AB, Class B	(3,625)	(76,425)
Billerudkorsnas AB	(81)	(1,394)
Essity AB, Class B	(321)	(9,595)
Fastighets AB Balder, B Shares	(193)	(5,024)
Hennes & Mauritz AB, B Shares	(1,158)	(29,060)
ICA Gruppen AB	(16)	(590)
Indutrade AB	(867)	(24,042)
Modern Times Group MTG AB, B Shares	(118)	(4,501)
Nibe Industrier AB, B Shares	(480)	(4,800)
Securitas AB, B Shares	(201)	(3,527)
Svenska Handelsbanken AB, A Shares	(208)	(2,981)
Swedbank AB, A Shares	(44)	(1,092)
Tele2 AB, B Shares	(302)	(3,841)
Telefonaktiebolaget LM Ericsson, B Shares	(1,195)	(7,520)
Trelleborg AB, B Shares	(1,007)	(24,937)
Wallenstam AB, B Shares	(556)	(5,193)

		(266,994)
Switzerland
Aryzta AG	(114)	(3,620)
Cembra Money Bank AG	(17)	(1,523)
Cie Financiere Richemont SA, Registered Shares	(43)	(3,964)
Credit Suisse Group AG, Registered Shares	(1,534)	(24,174)
dormakaba Holding AG	(14)	(13,857)
EMS-Chemie Holding AG, Registered Shares	(2)	(1,311)
Flughafen Zurich AG, Registered Shares	(144)	(31,317)
Givaudan SA, Registered Shares	(12)	(26,799)
Glencore PLC	(8,243)	(39,757)
Lonza Group AG, Registered Shares	(14)	(3,719)
OC Oerlikon Corp. AG, Registered Shares	(1,227)	(19,685)
Pargesa Holding SA	(18)	(1,507)
Sika AG	(2)	(14,803)
Sulzer AG, Registered Shares	(37)	(4,740)
Vat Group AG	(44)	(5,728)
Vifor Pharma AG	(700)	(90,035)

		(286,539)
Taiwan
Nanya Technology Corp.	(55)	(150)

United Kingdom
Admiral Group PLC	(407)	(10,397)
Aggreko PLC	(2,687)	(33,439)
ASOS PLC	(247)	(18,685)

	Shares	Value
Reference Entity — Short

United Kingdom (continued)
Associated British Foods PLC	(59)	$(2,611)
Auto Trader Group PLC	(949)	(4,315)
Babcock International Group PLC	(2,058)	(22,191)
boohoo.com PLC	(4,741)	(12,626)
BP PLC	(814)	(5,521)
BTG PLC	(5,076)	(50,814)
Bunzl PLC	(198)	(6,168)
Cairn Energy PLC	(2,433)	(6,832)
Capital & Counties Properties PLC	(5,004)	(17,695)
CNH Industrial NV	(1,934)	(24,675)
Cobham PLC	(28,047)	(51,778)
Croda International PLC	(91)	(5,057)
CYBG PLC	(845)	(3,534)
Daily Mail & General Trust PLC, A Shares	(1,882)	(17,335)
Derwent London PLC	(648)	(23,031)
Dialog Semiconductor PLC	(87)	(4,347)
Domino’s Pizza Group PLC	(2,062)	(9,193)
Drax Group PLC	(10,235)	(37,760)
easyJet PLC	(1,838)	(32,688)
Experian PLC	(432)	(9,101)
Fevertree Drinks PLC	(59)	(1,662)
Great Portland Estates PLC	(3,254)	(26,880)
Halma PLC	(2,294)	(35,995)
Hargreaves Lansdown PLC	(1,260)	(26,468)
Hays PLC	(4,180)	(10,347)
HomeServe PLC	(343)	(3,900)
HSBC Holdings PLC	(2,038)	(19,901)
IG Group Holdings PLC	(249)	(2,161)
Informa PLC	(4,651)	(43,050)
Inmarsat PLC	(1,245)	(10,269)
International Consolidated Airlines Group SA	(805)	(6,795)
Intertek Group PLC	(357)	(25,719)
John Wood Group PLC	(213)	(2,014)
Johnson Matthey PLC	(228)	(10,236)
Just Eat PLC	(949)	(9,832)
Liberty Global PLC LiLAC, Class C	(33)	(726)
Liberty Global PLC, Class A	(21)	(648)
Meggitt PLC	(2,420)	(16,659)
Melrose Industries PLC	(20,033)	(58,513)
Merlin Entertainments PLC	(725)	(3,647)
Metro Bank PLC	(265)	(12,513)
Micro Focus International PLC	(1,213)	(42,606)
NEX Group PLC	(1,053)	(8,862)
Ocado Group PLC	(6,654)	(25,422)
Pearson PLC	(615)	(5,743)
Pennon Group PLC	(3,769)	(39,750)
Phoenix Group Holdings	(7,274)	(73,114)
Redrow PLC	(1,414)	(12,226)
Rolls-Royce Holdings PLC	(236)	(3,050)
Rolls-Royce Holdings PLC	(10,856)	(14)
Rotork PLC	(281)	(981)
Royal Mail PLC	(539)	(2,680)
Serco Group PLC	(41,830)	(64,788)
Severn Trent PLC	(115)	(3,225)
Shaftesbury PLC	(1,338)	(17,593)
Sophos Group PLC	(922)	(7,603)
St. James’s Place PLC	(129)	(2,016)
Ultra Electronics Holdings PLC	(279)	(6,756)
United Utilities Group PLC	(332)	(3,673)
Virgin Money Holdings UK PLC	(1,943)	(7,527)
Weir Group PLC	(1,509)	(39,120)
Workspace Group PLC	(503)	(5,912)

		(1,110,389)
United States
ABIOMED, Inc.	(30)	(5,788)
ACADIA Pharmaceuticals, Inc.	(305)	(10,623)
Acadia Realty Trust	(222)	(6,249)
Acxiom Corp.	(124)	(3,120)

48	CONSOLIDATED SCHEDULES OF INVESTMENTS

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Short

United States (continued)
Adient PLC	(54)	$(4,555)
Advisory Board Co.	(34)	(1,833)
AECOM	(93)	(3,261)
Albemarle Corp.	(24)	(3,381)
Alexandria Real Estate Equities, Inc.	(65)	(8,057)
Alleghany Corp.	(18)	(10,192)
Allegheny Technologies, Inc.	(285)	(7,176)
Allegiant Travel Co.	(67)	(9,139)
Allergan PLC	(25)	(4,431)
Alliance Data Systems Corp.	(41)	(9,173)
Alphabet, Inc., Class C	(8)	(8,133)
Altria Group, Inc.	(48)	(3,083)
Ambarella, Inc.	(332)	(18,738)
AMERCO	(42)	(16,491)
AmTrust Financial Services, Inc.	(647)	(8,126)
Archer-Daniels-Midland Co.	(320)	(13,078)
athenahealth, Inc.	(11)	(1,407)
Autodesk, Inc.	(46)	(5,748)
Avnet, Inc.	(96)	(3,821)
AXAlta Coating Systems Ltd.	(188)	(6,251)
Balchem Corp.	(31)	(2,613)
Bank of the Ozarks, Inc.	(49)	(2,284)
Beacon Roofing Supply, Inc.	(11)	(610)
Berkshire Hathaway, Inc., Class B	(57)	(10,656)
Blackstone Mortgage Trust, Inc., Class A	(139)	(4,424)
Callon Petroleum Co.	(451)	(5,002)
Cal-Maine Foods, Inc.	(365)	(16,425)
Capital One Financial Corp.	(52)	(4,793)
Carlisle Cos., Inc.	(102)	(11,203)
CBL & Associates Properties, Inc.	(87)	(682)
CH Robinson Worldwide, Inc.	(133)	(10,444)
Chemical Financial Corp.	(195)	(10,275)
Cheniere Energy, Inc.	(105)	(4,908)
Choice Hotels International, Inc.	(33)	(2,302)
Cincinnati Financial Corp.	(106)	(7,438)
Citigroup, Inc.	(455)	(33,443)
Cleveland-Cliffs, Inc., Class A	(1,252)	(7,462)
Concho Resources, Inc.	(17)	(2,282)
CONSOL Energy, Inc.	(280)	(4,516)
Continental Resources, Inc.	(552)	(22,472)
Cornerstone OnDemand, Inc.	(163)	(6,253)
Cousins Properties, Inc.	(1,030)	(9,291)
Covanta Holding Corp.	(690)	(11,109)
Cree, Inc.	(75)	(2,678)
Crown Castle International Corp.	(54)	(5,782)
CyrusOne, Inc.	(264)	(16,207)
Danaher Corp.	(56)	(5,167)
DexCom, Inc.	(242)	(10,883)
Diebold Nixdorf, Inc.	(226)	(4,362)
DISH Network Corp., Class A	(261)	(12,669)
DR Horton, Inc.	(55)	(2,432)
Dril-Quip, Inc.	(120)	(5,052)
Ellie Mae, Inc.	(55)	(4,947)
Ensco PLC, Class A	(387)	(2,086)
Envision Healthcare Corp.	(9)	(383)
EPAM Systems, Inc.	(18)	(1,641)
Financial Engines, Inc.	(206)	(7,437)
Finisar Corp.	(477)	(11,229)
First Republic Bank	(33)	(3,214)
First Solar, Inc.	(530)	(29,055)
Flowers Foods, Inc.	(280)	(5,328)
Flowserve Corp.	(110)	(4,848)
FNB Corp.	(1,335)	(18,009)
Frank’s International NV	(6,186)	(40,889)
Gaming and Leisure Properties, Inc.	(44)	(1,608)
General Electric Co.	(1,103)	(22,236)
Genuine Parts Co.	(101)	(8,911)
Goldman Sachs Group, Inc.	(27)	(6,547)
Healthcare Trust of America, Inc., Class A	(294)	(8,835)
HealthEquity, Inc.	(105)	(5,273)

	Shares	Value
Reference Entity — Short

United States (continued)
HEICO Corp., Class A	(64)	$(4,870)
Hilltop Holdings, Inc.	(110)	(2,592)
Hormel Foods Corp.	(312)	(9,722)
Howard Hughes Corp.	(18)	(2,297)
Huntington Bancshares, Inc.	(194)	(2,677)
Interactive Brokers Group, Inc., Class A	(242)	(13,073)
Intercept Pharmaceuticals, Inc.	(48)	(2,958)
Intercontinental Exchange, Inc.	(165)	(10,907)
International Bancshares Corp.	(29)	(1,177)
Intrexon Corp.	(497)	(8,126)
Invesco Mortgage Capital, Inc.	(106)	(1,825)
Jagged Peak Energy, Inc.	(101)	(1,403)
Jazz Pharmaceuticals PLC	(18)	(2,548)
JBG SMITH Properties	(125)	(3,901)
JELD-WEN Holding, Inc.	(641)	(23,640)
JM Smucker Co.	(26)	(2,757)
John Bean Technologies Corp.	(13)	(1,390)
Juno Therapeutics, Inc.	(617)	(27,709)
Kennedy-Wilson Holdings, Inc.	(192)	(3,734)
Keysight Technologies, Inc.	(87)	(3,886)
Kimco Realty Corp.	(216)	(3,923)
Kinder Morgan, Inc.	(64)	(1,159)
Kirby Corp.	(36)	(2,551)
Kite Realty Group Trust	(83)	(1,551)
Knight-Swift Transportation Holdings, Inc.	(205)	(8,497)
Kraft Heinz Co.	(48)	(3,712)
L Brands, Inc.	(12)	(516)
Laredo Petroleum, Inc.	(409)	(4,875)
LCI Industries	(87)	(10,771)
Leidos Holdings, Inc.	(144)	(9,003)
Liberty Media Corp.-Liberty Formula One, Class C	(33)	(1,259)
Life Storage, Inc.	(23)	(1,859)
Lions Gate Entertainment Corp., Class B	(168)	(4,647)
LivaNova PLC	(153)	(11,307)
Loews Corp.	(126)	(6,238)
LogMeIn, Inc.	(33)	(3,995)
Lululemon Athletica, Inc.	(135)	(8,304)
Macerich Co.	(26)	(1,420)
MACOM Technology Solutions Holdings, Inc., H Shares	(106)	(4,333)
Markel Corp.	(2)	(2,169)
MarketAxess Holdings, Inc.	(33)	(5,742)
MasTec, Inc.	(119)	(5,182)
Mattel, Inc.	(758)	(10,703)
MDU Resources Group, Inc.	(68)	(1,860)
Medicines Co.	(754)	(21,670)
MEDNAX, Inc.	(288)	(12,612)
Medtronic PLC	(173)	(13,930)
MetLife, Inc.	(30)	(1,607)
Michael Kors Holdings Ltd.	(126)	(6,150)
Mid-America Apartment Communities, Inc.	(82)	(8,393)
Middleby Corp.	(102)	(11,822)
Minerals Technologies, Inc.	(62)	(4,458)
Mohawk Industries, Inc.	(12)	(3,141)
Monolithic Power Systems, Inc.	(14)	(1,703)
Mosaic Co.	(695)	(15,526)
MRC Global, Inc.	(269)	(4,613)
Mylan NV	(39)	(1,393)
Nabors Industries Ltd.	(364)	(2,049)
National General Holdings Corp.	(324)	(6,538)
Navient Corp.	(103)	(1,283)
New Residential Investment Corp.	(415)	(7,316)
Nexstar Media Group, Inc., Class A	(116)	(7,401)
Nielsen Holdings PLC	(201)	(7,451)
NIKE, Inc., Class B	(40)	(2,200)
Nordson Corp.	(67)	(8,488)
Northern Trust Corp.	(23)	(2,151)
NuVasive, Inc.	(119)	(6,751)

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	49

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

	Shares	Value
Reference Entity — Short

United States (continued)
Oasis Petroleum, Inc.	(876)	$(8,278)
ONEOK, Inc.	(336)	(18,235)
OPKO Health, Inc.	(2,504)	(16,852)
PacWest Bancorp	(201)	(9,712)
Pandora Media, Inc.	(2,707)	(19,788)
Parsley Energy, Inc., Class A	(835)	(22,211)
Patterson Cos., Inc.	(67)	(2,479)
Patterson-UTI Energy, Inc.	(401)	(7,932)
Pebblebrook Hotel Trust	(21)	(749)
Penske Automotive Group, Inc.	(29)	(1,352)
Penumbra, Inc.	(92)	(9,251)
Plains GP Holdings LP, Class A	(575)	(11,730)
Plantronics, Inc.	(37)	(1,678)
Platform Specialty Products Corp.	(177)	(1,894)
Polaris Industries, Inc.	(69)	(8,172)
Pool Corp.	(27)	(3,261)
Portola Pharmaceuticals, Inc.	(24)	(1,186)
Pricesmart, Inc.	(30)	(2,514)
Proofpoint, Inc.	(54)	(4,990)
Public Storage	(36)	(7,461)
QIAGEN NV	(223)	(7,566)
QUALCOMM, Inc.	(215)	(10,967)
Radius Health, Inc.	(18)	(578)
Regency Centers Corp.	(18)	(1,108)
Regeneron Pharmaceuticals, Inc.	(25)	(10,067)
RLJ Lodging Trust	(902)	(19,537)
RSP Permian, Inc.	(192)	(6,607)
Sabre Corp.	(186)	(3,638)
SCANA Corp.	(92)	(3,969)
Scotts Miracle-Gro Co.	(25)	(2,491)
Seaboard Corp.	(2)	(8,800)
SemGroup Corp., Class A	(394)	(10,264)
Sempra Energy	(38)	(4,465)
ServiceMaster Global Holdings, Inc.	(55)	(2,591)
Shire PLC	(17)	(837)
Signature Bank	(43)	(5,590)
SL Green Realty Corp.	(48)	(4,593)
Spectrum Brands Holdings, Inc.	(25)	(2,748)
Spirit Airlines, Inc.	(350)	(12,982)
Spirit Realty Capital, Inc.	(1,143)	(9,498)
Sprint Corp.	(80)	(523)
Square, Inc., Class A	(124)	(4,612)
Stericycle, Inc.	(9)	(638)
Stifel Financial Corp.	(26)	(1,379)
STORE Capital Corp.	(292)	(7,209)

Currency Abbreviation

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	U.S. Dollar
ZAR	South African Rand

	Shares	Value
Reference Entity — Short

United States (continued)
Summit Materials, Inc., Class A	(209)	$(6,563)
SYNNEX Corp.	(42)	(5,665)
Tanger Factory Outlet Centers, Inc.	(135)	(3,071)
Targa Resources Corp.	(114)	(4,731)
Taubman Centers, Inc.	(46)	(2,172)
Teledyne Technologies, Inc.	(15)	(2,549)
Tesla, Inc.	(34)	(11,272)
Tractor Supply Co.	(41)	(2,471)
TransDigm Group, Inc.	(27)	(7,493)
TRI Pointe Homes, Inc.	(188)	(3,326)
U.S. Silica Holdings, Inc.	(16)	(488)
Ultimate Software Group, Inc.	(34)	(6,888)
UMB Financial Corp.	(54)	(3,971)
Under Armour, Inc., Class A	(1,895)	(23,725)
Under Armour, Inc., Class C	(490)	(5,650)
United Natural Foods, Inc.	(26)	(1,008)
United Technologies Corp.	(67)	(8,024)
Uniti Group, Inc.	(121)	(2,118)
Universal Display Corp.	(17)	(2,491)
Urban Outfitters, Inc.	(106)	(2,599)
USG Corp.	(192)	(6,591)
Vail Resorts, Inc.	(3)	(687)
Ventas, Inc.	(40)	(2,510)
Verisk Analytics, Inc.	(82)	(6,974)
ViaSat, Inc.	(136)	(8,854)
WageWorks, Inc.	(168)	(10,710)
Welltower, Inc.	(71)	(4,754)
WESCO International, Inc.	(77)	(4,863)
White Mountains Insurance Group Ltd.	(25)	(22,229)
Whiting Petroleum Corp.	(1,140)	(6,851)
Woodward, Inc.	(89)	(6,882)
WPX Energy, Inc.	(45)	(508)
Xpo Logistics, Inc.	(106)	(7,351)
Yelp, Inc.	(119)	(5,560)
Zillow Group, Inc., Class C	(35)	(1,445)
Zimmer Biomet Holdings, Inc.	(6)	(730)
Zynga, Inc., Class A	(3,998)	(15,592)

		(1,538,211)

Total Reference Entity — Short		(9,114,995)

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$862,297

50	CONSOLIDATED SCHEDULES OF INVESTMENTS

Consolidated Schedule of Investments (continued) October 31, 2017 (unaudited)	BlackRock Total Factor Fund

Portfolio Abbreviation

ASX	Australian Securities Exchange
BOVESPA	Brazil Stock Market
CAC	Cotation Assistée en Continu (French Stock Exchange)
CBOE	Chicago Board Options Exchange
CVA	Certification Van Aandelon (Dutch Certificate)
DAX	Deutscher Aktien Index
FTSE	Financial Times Stock Exchange
HIBOR	Hong Kong Interbank Offer Rate
IBEX	Bolsa de Madrid (Spain Stock Exchange)
ISE	Istanbul Stock Exchange
JSE	Johannesburg Stock Exchange

KOSPI	Korean Stock Exchange
LIBOR	London Interbank Offered Rate
MIB	Milano Italia Borsa
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SGX	Singapore Stock Exchange
SPI	Share Price Index Futures
TAIEX	Taiwan Stock Exchange
TOPIX	Tokyo Stock Price Index
WTI	West Texas Intermediate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market — corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Foreign Government Obligations	—	$8,408,072	—	$8,408,072
U.S. Treasury Obligations	—	1,195,755	—	1,195,755
Short-Term Securities	$26,321,551	—	—	26,321,551

Total	$26,321,551	$9,603,827	—	$35,925,378

Derivative Financial Instruments[1]
Assets:
Commodity contracts	—	$466,398	—	$466,398
Equity contracts	$420,706	196,455	—	617,161
Foreign currency exchange contracts	—	283,396	—	283,396
Interest rate contracts	—	83,713	—	83,713
Liabilities:
Commodity contracts	—	(255,485)	—	(255,485)
Equity contracts	(237,675)	(128,430)	—	(366,105)
Foreign currency exchange contracts	—	(16,918)	—	(16,918)
Interest rate contracts	(19,106)	(11,266)	—	(30,372)

Total	$163,925	$617,863	—	$781,788

[1]	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended October 31, 2017, there were no transfers between levels.

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	51

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 21, 2017
By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: December 21, 2017

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